UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07142
Highland Funds II (formerly, GE Funds)
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

 Highland Funds II
Highland U.S. Equity Fund
Highland Core Value Equity Fund
Highland Premier Growth Equity Fund
Highland Small-Cap Equity Fund
Highland Global Equity Fund
Highland International Equity Fund
Highland Total Return Fund
Highland Government Securities Fund
Highland Short-Term Government Fund
Highland Tax-Exempt Fund
Highland Fixed Income Fund
Highland Money Market Fund II

Semi-Annual Report
March 31, 2011

Highland Funds II

Highland U.S. Equity Fund
Highland Core Value Equity Fund
Highland Premier Growth Equity Fund
Highland Small-Cap Equity Fund
Highland Global Equity Fund
Highland International Equity Fund
Highland Total Return Fund
Highland Government Securities Fund
Highland Short-Term Government Fund
Highland Tax-Exempt Fund
Highland Fixed Income Fund
Highland Money Market Fund II
EX-99.CERT
EX-99.906CERT

Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland U.S. Equity Fund
  Objective
Highland U.S. Equity Fund seeks long-term growth of capital.
  Net Assets as of March 31, 2011
$194.1 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland U.S. Equity Fund at the end of the reporting period. Highland U.S. Equity Fund is actively managed and the composition of its portfolio will change over time.

Industry Classifications as of 03/31/11 (%)*

Energy	12.9

Diversified Financials	12.0

Software & Services	11.6

Pharmaceuticals, Biotechnology & Life Sciences	8.4

Technology Hardware & Equipment	7.5

Capital Goods	5.4

Materials	5.4

Media	4.8

Health Care Equipment & Services	4.7

Food, Beverage & Tobacco	4.3

Other Investments and Assets & Liabilities	23.0

Top 10 Holdings as of 03/31/11 (%)*

Schlumberger, Ltd.	3.0

Apple, Inc.	2.9

Microsoft Corp.	2.8

QUALCOMM, Inc.	2.6

JPMorgan Chase & Co.	2.5

PepsiCo, Inc.	2.3

State Street Corp.	2.2

Gilead Sciences, Inc.	2.2

Allegheny Technologies, Inc.	2.0

Covidien PLC	2.0
* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

Semi-Annual Report | 1

FUND PROFILE (unaudited)

Highland Core Value Equity Fund
  Objective
Highland Core Value Equity Fund seeks long-term growth of capital and future income.
  Net Assets as of March 31, 2011
$40.5 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Core Value Equity Fund at the end of the reporting period. Highland Core Value Equity Fund is actively managed and the composition of its portfolio will change over time.

Industry Classifications as of 03/31/11 (%)*

Energy	14.1

Diversified Financials	11.4

Software & Services	8.3

Pharmaceuticals, Biotechnology & Life Sciences	8.2

Media	6.8

Food, Beverage & Tobacco	6.1

Capital Goods	5.4

Insurance	5.1

Health Care Equipment & Services	4.3

Utilities	3.8

Other Investments and Assets & Liabilities	26.5

Top 10 Holdings as of 03/31/11 (%)*

Chevron Corp.	2.9

JPMorgan Chase & Co.	2.9

International Business Machines Corp.	2.6

State Street Corp.	2.6

Time Warner, Inc.	2.4

Microsoft Corp.	2.4

Covidien PLC	2.3

PepsiCo, Inc.	2.1

Apache Corp.	2.1

Procter & Gamble Co. (The)	2.1
* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

2 | Semi-Annual Report

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund
  Objective
Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.
  Net Assets as of March 31, 2011
$188.6 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time.

Industry Classifications as of 03/31/11 (%)*

Software & Services	20.5

Health Care Equipment & Services	10.3

Technology Hardware & Equipment	10.1

Diversified Financials	9.4

Media	9.3

Energy	7.2

Retailing	6.6

Pharmaceuticals, Biotechnology & Life Sciences	4.7

Materials	3.8

Food, Beverage & Tobacco	3.5

Other Investments and Assets & Liabilities	14.6

Top 10 Holdings as of 03/31/11 (%)*

Schlumberger, Ltd.	4.9

QUALCOMM, Inc.	4.6

Western Union Co. (The)	4.3

Apple, Inc.	4.1

Express Scripts, Inc.	4.1

DIRECTV, Class A	3.9

CME Group, Inc.	3.8

Visa, Inc., Class A	3.6

Covidien PLC	3.5

PepsiCo, Inc.	3.5
* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

Semi-Annual Report | 3

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund
  Objective
Highland Small-Cap Equity Fund seeks long-term growth of capital.
  Net Assets as of March 31, 2011
$45.2 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time.

Industry Classifications as of 03/31/11 (%)*

Health Care Equipment & Services	12.7

Software & Services	11.4

Capital Goods	8.0

Energy	7.4

Materials	6.0

Retailing	4.9

Real Estate	4.6

Banks	4.5

Consumer Durables & Apparel	4.3

Insurance	4.1

Other Investments and Assets & Liabilities	32.1

Top 10 Holdings as of 03/31/11 (%)*

LKQ Corp.	1.7

Bio-Reference Labs, Inc.	1.7

Sensient Technologies Corp.	1.6

Genesee & Wyoming, Inc., Class A	1.6

Deckers Outdoor Corp.	1.5

Jarden Corp.	1.5

SM Energy Co.	1.5

MICROS Systems, Inc.	1.4

Packaging Corp. of America	1.4

Raymond James Financial, Inc.	1.4
* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

4 | Semi-Annual Report

FUND PROFILE (unaudited)

Highland Global Equity Fund
  Objective
Highland Global Equity Fund seeks long-term growth of capital.
  Net Assets as of March 31, 2011
$32.0 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Global Equity Fund at the end of the reporting period. Highland Global Equity Fund is actively managed and the composition of its portfolio will change over time.

Country Classification as of 03/31/11 (%)*

United States	45.6

Japan	8.8

Germany	7.7

United Kingdom	6.2

France	5.7

Canada	4.5

China	3.9

Brazil	2.7

Switzerland	2.3

Spain	2.2

Other	9.6

Top 10 Holdings as of 03/31/11 (%)*

Schlumberger, Ltd.	3.0

Suncor Energy, Inc.	2.6

JPMorgan Chase & Co.	2.6

QUALCOMM, Inc.	2.6

Monsanto Co.	2.3

American Tower Corp., Class A	2.0

Baidu, Inc.	2.0

Nestle SA	1.8

Petroleo Brasileiro SA	1.6

Invesco, Ltd.	1.5
* Countries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

Semi-Annual Report | 5

FUND PROFILE (unaudited)

Highland International Equity Fund
  Objective
Highland International Equity Fund seeks long-term growth of capital.
  Net Assets as of March 31, 2011
$23.5 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland International Equity Fund at the end of the reporting period. Highland International Equity Fund is actively managed and the composition of its portfolio will change over time.

Country Classification as of 03/31/11 (%)*

United Kingdom	19.9

Japan	13.2

Germany	12.5

France	11.3

Switzerland	6.4

Canada	4.7

Netherlands	4.2

United States	3.5

Brazil	3.1

Spain	2.6

Other	17.4

Top 10 Holdings as of 03/31/11 (%)*

Rio Tinto PLC	2.6

Siemens AG	2.5

Royal Dutch Shell PLC, Class A	2.5

BNP Paribas	2.4

HSBC Holdings PLC	2.3

BHP Billiton PLC	2.1

Nestle SA	2.1

Linde AG	1.9

Suzuki Motor Corp.	1.7

Potash Corp. of Saskatchewan, Inc.	1.6
* Countries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

6 | Semi-Annual Report

FUND PROFILE (unaudited)

Highland Total Return Fund
  Objective
Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.
  Net Assets as of March 31, 2011
$109.8 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 03/31/11 (%)*

AAA	62.0

AA	2.0

A	14.5

BBB	13.2

BB	4.2

B	2.2

CC	0.0

D	0.0

Not Rated	1.9

Sector Classifications as of 03/31/11 (%)*

Common Stock	59.8

Agency Mortgage Backed	9.9

Corporate Notes	9.1

U.S. Treasuries	7.8

Non-Agency Collateralized Mortgage Backed Securities	2.3

Other Investments	2.1

Agency Collateralized Mortgage Obligations	1.0

Asset Backed	0.8

Preferred Stock	0.7

Sovereign Bonds	0.6

Other and Assets & Liabilities	5.9

Top 10 Holdings as of 03/31/11 (%)*

U.S. Treasury Notes 2.63%, 11/15/20	3.5

Government National Mortgage Assoc. 4.50%, TBA	2.5

U.S. Treasury Bonds 3.88%, 08/15/40	1.6

U.S. Treasury Notes 2.13%, 02/29/16	1.6

Federal National Mortgage Assoc. 4.50%, TBA	1.4

Vanguard REIT ETF	1.4

U.S. Treasury Bonds 4.25%, 11/15/40	1.0

Microsoft Corp.	0.8

JPMorgan Chase & Co.	0.8

Federal National Mortgage Assoc. 5.00%, TBA	0.7
* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

Semi-Annual Report | 7

FUND PROFILE (unaudited)

Highland Government Securities Fund
  Objective
Highland Government Securities Fund seeks a high level of current income consistent with safety of principal.
  Net Assets as of March 31, 2011
$91.8 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Government Securities Fund at the end of the reporting period. Highland Government Securities Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 03/31/11 (%)**

AAA	99.8

CC	0.2

Sector Classifications as of 03/31/11 (%)*

U.S. Treasuries	91.8

Agency Mortgage Backed	0.5

Other Investments	0.4

Asset Backed	0.2

Non-Agency Collateralized Mortgage Obligations	0.1

Registered Investment Company and Assets & Liabilities	7.0

Top 10 Holdings as of 03/31/11 (%)*

U.S. Treasury Notes 2.13%, 02/29/16	42.6

U.S. Treasury Notes 2.63%, 11/15/20	24.9

U.S. Treasury Bonds 3.88%, 08/15/40	8.2

U.S. Treasury Notes 1.13%, 12/15/11	7.7

U.S. Treasury Notes 1.00%, 09/30/11	6.7

U.S. Treasury Notes 4.75%, 05/31/12	1.1

U.S. Treasury Notes 4.88%, 02/15/12	0.6

GEI Investment Fund	0.4

Government National Mortgage Assoc. 9.00%, 07/15/16	0.2

Residential Asset Securities Corp. 0.89%, 11/25/33	0.2
* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

8 | Semi-Annual Report

FUND PROFILE (unaudited)

Highland Short-Term Government Fund
  Objective
Highland Short-Term Government Fund seeks high level of income consistent with prudent investment management and the preservation of capital.
  Net Assets as of March 31, 2011
$58.3 million
  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Short-Term Government Fund at the end of the reporting period. Highland Short-Term Government Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 03/31/11 (%)**

AAA	88.6

AA	0.1

A	3.8

CC	0.1

Not Rated	7.4

Sector Classifications as of 03/31/11 (%)*

U.S. Treasuries	48.8

Agency Mortgage Backed	27.6

Non-Agency Collateralized Mortgage Backed Securities	9.7

Asset Backed	9.0

Agency Collateralized Mortgage Obligations	3.7

Other Investments	0.1

Non-Agency Collateralized Mortgage Obligations	0.1

Registered Investment Company and Assets & Liabilities	1.0

Top 10 Holdings as of 03/31/11 (%)*

U.S. Treasury Notes
1.38%, 10/15/12	14.6

U.S. Treasury Notes
0.63%, 12/31/12	14.3

Federal National Mortgage Assoc.
7.00%, 04/01/37	11.8

U.S. Treasury Notes
1.38%, 02/15/12	8.9

U.S. Treasury Notes
1.38%, 01/15/13	6.1

U.S. Treasury Notes
2.13%, 02/29/16	4.9

Hertz Vehicle Financing LLC
5.29%, 03/25/16	4.8

Federal National Mortgage Assoc.
7.00%, 03/01/37	4.6

Federal National Mortgage Assoc.
6.50%, 07/01/35	4.4

Wachovia Bank Commercial Mortgage Trust
5.20%, 10/15/44	2.8
* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

Semi-Annual Report | 9

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

  Objective
Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with preservation of capital.

  Net Assets as of March 31, 2011
$37.6 million

  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 03/31/11 (%)**

AAA	22.4

AA	41.7

A	13.5

BBB	5.5

Not Rated	16.9

Sector Classifications as of 03/31/11 (%)*

Municipal Bonds and Notes	97.2

Other Investments	0.0

Registered Investment Company and Assets & Liabilities	2.8

Top 10 Holdings as of 03/31/11 (%)*

State of Wisconsin 5.25%, 07/01/14	4.5

Missouri Highway & Transportation Commission
5.00%, 05/01/21	4.5

State of Hawaii
5.25%, 07/01/24	3.7

Los Angeles Harbor Department
5.00%, 08/01/26	3.1

Town of Fairfield CT
5.00%, 01/01/21	3.1

Idaho Housing & Finance Assoc.
5.00%, 07/15/17	3.0

New York State Urban Development Corp.
5.50%, 01/01/19	3.0

Municipal Electric Authority of Georgia
5.25%, 01/01/19	2.9

City of New Haven CT
5.38%, 12/01/12	2.8

Virginia Public School Authority
4.50%, 08/01/28	2.7
* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.
A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
10  |  Semi-Annual Report

FUND PROFILE (unaudited)

Highland Fixed Income Fund

  Objective
Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

  Net Assets as of March 31, 2011
$96.1 million

  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 03/31/11 (%)**

AAA	64.1

AA	2.4

A	12.7

BBB	13.5

BB	4.2

B	1.4

CCC	0.0

CC	0.5

D	0.0

Not Rated	1.2

Top 10 Holdings as of 03/31/11 (%)*

U.S. Treasury Notes 2.63%, 11/15/20	13.2

Government National Mortgage Assoc. 4.50%, TBA	5.7

U.S. Treasury Notes 2.13%, 02/29/16	5.4

U.S. Treasury Bonds 3.88%, 08/15/40	5.2

Federal National Mortgage Assoc. 4.50%, TBA	3.4

U.S. Treasury Bonds 4.25%, 11/15/40	3.0

Federal National Mortgage Assoc. 6.00%, TBA	2.8

Countrywide Asset-Backed Certificates 5.31%, 08/25/35	1.7

Federal Home Loan Mortgage Corp. 5.00%, 08/01/40	1.5

Federal National Mortgage Assoc. 4.50%, 09/01/40	1.0

Sector Classifications as of 03/31/11 (%)*

Agency Mortgage Backed	29.7

U.S. Treasuries	27.0

Corporate Notes	26.3

Non-Agency Collateralized Mortgage Backed Securities	7.1

Agency Collateralized Mortgage Obligations	3.3

Asset Backed	2.1

Sovereign Bonds	2.0

Non-Agency Collateralized Mortgage Obligations	1.1

Municipal Bonds and Notes	0.6

Other Investments	0.4

Registered Investment Company and Assets & Liabilities	0.4
* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company.

Semi-Annual Report  |  11

FUND PROFILE (unaudited)

Highland Money Market Fund II

  Objective
Highland Money Market Fund II seeks high level of current income consistent with the preservation of capital and maintenance of liquidity.

  Net Assets as of March 31, 2011
$115.7 million

  Portfolio Data as of March 31, 2011
The information below provides a snapshot of Highland Money Market Fund II at the end of the reporting period. Highland Money Market Fund II is actively managed and the composition of its portfolio will change over time.

Sector Classifications as of 03/31/11 (%)*

Certificates of Deposit	47.5

Repurchase Agreement	21.6

Commercial Paper	9.7

Corporate Notes	8.4

U.S. Government Agency and Related	7.2

U.S. Treasuries	1.4

Registered Investment Company and Assets & Liabilities	4.2

Top 10 Holdings as of 03/31/11 (%)*

Barclays Capital, Inc.	21.6

Credit Agricole SA 0.42%, 06/01/11	5.2

Deutsche Bank AG 0.33%, 05/10/11	5.1

Barclays Bank PLC NY 0.36%, 05/03/11	5.0

Bank of Nova Scotia 0.30%, 04/04/11	3.9

Rabobank Nederland NV 0.31%, 10/12/11	3.6

Credit Suisse Group AG 0.27%, 04/20/11	3.6

National Australia Bank NY 0.32%, 06/10/11	3.6

Westpac Banking Corp. NY 0.30%, 05/13/11	3.6

Svenska Handelsbanken AB 0.27%, 06/21/11	3.4

* Sectors and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a Registered Investment Company
An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Highland Money Market Fund II seeks to maintain a net asset value of $1.00 per share, it is possible to lose money on an investment in the Highland Money Market Fund II.
12  |  Semi-Annual Report

FINANCIAL STATEMENTS

March 31, 2011

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their fair value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
Semi-Annual Report  |  13

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland U.S. Equity Fund

Shares		Value ($)

Common Stock - 95.6%

BANKS - 1.3%

12,215	US Bancorp	322,842
66,735	Wells Fargo & Co.	2,115,500

		2,438,342

CAPITAL GOODS - 5.4%

82,746	CAE, Inc.	1,095,624
15,210	Cooper Industries PLC	987,129
2,235	Cummins, Inc.	245,001
8,392	Deere & Co.	813,101
2,850	Eaton Corp.	158,004
6,924	General Dynamics Corp.	530,101
27,150	Hexcel Corp.(a)	534,583
53,617	Honeywell International, Inc.	3,201,471
27,513	Rockwell Collins, Inc.	1,783,668
1,852	Siemens AG, ADR	254,354
11,262	United Technologies Corp.	953,328

		10,556,364

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

31,149	Corrections Corp. of America(a)	760,036
23,080	Nielsen Holdings NV(a)	630,315

		1,390,351

CONSUMER DURABLES & APPAREL - 0.1%

5,140	MDC Holdings, Inc.	130,299

CONSUMER SERVICES - 0.3%

15,034	Carnival Corp.	576,704

DIVERSIFIED FINANCIALS - 12.0%

14,269	American Express Co.	644,959
19,719	Ameriprise Financial, Inc.	1,204,436
159,547	Bank of America Corp.	2,126,762
11,176	Capital One Financial Corp.	580,705
188,304	Citigroup, Inc.(a)	832,304
8,603	CME Group, Inc.	2,594,235
22,446	Goldman Sachs Group, Inc. (The)	3,557,018
75,064	Invesco, Ltd.	1,918,636
105,410	JPMorgan Chase & Co.	4,859,401
22,395	Morgan Stanley	611,831
96,240	State Street Corp.	4,325,026

		23,255,313

ENERGY - 12.9%

19,298	Apache Corp.	2,526,494
21,609	Chevron Corp.	2,321,455
4,196	Devon Energy Corp.	385,067
62,320	El Paso Corp.	1,121,760
42,739	Exxon Mobil Corp.	3,595,632
12,798	Halliburton Co.	637,852
7,953	Hess Corp.	677,675
11,537	Marathon Oil Corp.	615,037
8,863	National Oilwell Varco, Inc.	702,570
7,189	Occidental Petroleum Corp.	751,179
24,243	Peabody Energy Corp.	1,744,526
61,406	Schlumberger, Ltd.	5,726,724
16,677	Southwestern Energy Co.(a)	716,611
12,169	Spectra Energy Corp.	330,753
73,229	Suncor Energy, Inc.	3,283,588

		25,136,923

FOOD & STAPLES RETAILING - 0.1%

8,392	CVS Caremark Corp.	288,013

Shares		Value ($)

FOOD, BEVERAGE & TOBACCO - 4.3%

30,298	Archer-Daniels-Midland Co.	1,091,031
16,800	ConAgra Foods, Inc.	399,000
66,318	Kraft Foods, Inc., Class A	2,079,732
963	McCormick & Co., Inc.	46,060
4,196	Nestle SA, ADR	241,186
69,612	PepsiCo, Inc.	4,483,709

		8,340,718

HEALTH CARE EQUIPMENT & SERVICES - 4.7%

9,450	Cardinal Health, Inc.	388,679
75,398	Covidien PLC	3,916,172
48,374	Express Scripts, Inc.(a)	2,690,078
11,760	HCA Holdings, Inc.(a)	398,311
27,276	Omnicare, Inc.	818,007
28,930	ResMed, Inc.(a)	867,900

		9,079,147

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%

17,417	Clorox Co.	1,220,409
41,568	Procter & Gamble Co. (The)	2,560,589

		3,780,998

INSURANCE - 2.6%

11,748	ACE, Ltd.	760,096
23,040	Hartford Financial Services Group, Inc.	620,467
14,455	MetLife, Inc.	646,572
7,905	PartnerRe, Ltd.	626,392
16,152	Principal Financial Group, Inc.	518,641
29,295	Prudential Financial, Inc.	1,803,986

		4,976,154

MATERIALS - 5.4%

57,912	Allegheny Technologies, Inc.	3,921,801
8,392	Barrick Gold Corp.	435,629
14,052	Freeport-McMoRan Copper & Gold, Inc.	780,589
31,401	Monsanto Co.	2,269,036
12,584	Potash Corp. of Saskatchewan, Inc.	741,575
22,743	Praxair, Inc.	2,310,689

		10,459,319

MEDIA - 4.8%

29,319	DIRECTV, Class A(a)	1,372,129
21,174	Liberty Global, Inc., Class C(a)	846,748
62,706	News Corp., Class A	1,101,117
60,801	Omnicom Group, Inc.	2,982,897
41,962	Sirius XM Radio, Inc.(a)	69,657
53,341	Time Warner, Inc.	1,904,274
24,760	Walt Disney Co. (The)	1,066,908

		9,343,730

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%

62,410	Amgen, Inc.(a)(b)	3,335,814
43,933	Bristol-Myers Squibb Co.	1,161,149
98,705	Gilead Sciences, Inc.(a)	4,189,040
24,391	Hospira, Inc.(a)	1,346,383
18,880	Johnson & Johnson	1,118,640
9,555	Life Technologies Corp.(a)	500,873
14,060	Novartis AG, ADR	764,161
7,671	PerkinElmer, Inc.	201,517
67,155	Pfizer, Inc.	1,363,918

14  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland U.S. Equity Fund

Shares		Value ($)

Common Stock — (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)

19,951	Teva Pharmaceutical Industries, Ltd., ADR	1,000,942
24,095	Thermo Fisher Scientific, Inc.(a)	1,338,477

		16,320,914

REAL ESTATE - 0.5%

33,005	CB Richard Ellis Group, Inc., Class A(a)	881,233

RETAILING - 3.4%

3,481	Amazon.com, Inc.(a)	627,033
1,675	Bed Bath & Beyond, Inc.(a)	80,852
86,534	Lowe’s Cos., Inc.	2,287,094
17,835	Macy’s, Inc.	432,677
4,132	O’Reilly Automotive, Inc.(a)	237,425
59,465	Target Corp.	2,973,845

		6,638,926

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%

13,428	Applied Materials, Inc.	209,745
62,955	Intel Corp.	1,269,802
7,762	KLA-Tencor Corp.	367,686
8,812	Microchip Technology, Inc.	334,944
27,628	Texas Instruments, Inc.	954,824

		3,137,001

SOFTWARE & SERVICES - 11.6%

23,297	Baidu, Inc., ADR(a)	3,210,560
10,739	Equinix, Inc.(a)	978,323
2,989	Google, Inc., Class A(a)	1,752,182
18,999	International Business Machines Corp.	3,098,167
212,291	Microsoft Corp.	5,383,700
75,644	Oracle Corp.	2,524,240
32,830	Visa, Inc., Class A	2,416,945
152,057	Western Union Co. (The)	3,158,224

		22,522,341

TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%

15,978	Apple, Inc.(a)	5,567,534
165,985	Cisco Systems, Inc.	2,846,643
26,467	Corning, Inc.	546,014
14,251	Hewlett-Packard Co.	583,863
90,556	QUALCOMM, Inc.	4,965,185

		14,509,239

TELECOMMUNICATION SERVICES - 2.9%

10,297	American Tower Corp., Class A(a)	533,591
37,766	AT&T, Inc.	1,155,640
71,996	NII Holdings, Inc.(a)	3,000,073
26,467	Verizon Communications, Inc.	1,020,038

		5,709,342

Shares		Value ($)

TRANSPORTATION - 1.1%

7,553	FedEx Corp.	706,583
13,538	Union Pacific Corp.	1,331,192

		2,037,775

UTILITIES - 2.1%

59,954	AES Corp. (The)(a)	779,402
25,201	Calpine Corp.(a)	399,940
21,820	Dominion Resources, Inc.	975,354
4,746	ITC Holdings Corp.	331,745
15,738	NextEra Energy, Inc.	867,479
18,933	Northeast Utilities	655,082

		4,009,002

	Total Common Stock (Cost $154,504,489)	185,518,148

Other Investments - 1.9%

42,639	Financial Select Sector SPDR Fund, ETF	699,706
68,870	GEI Investment Fund(c)	70,247
77,110	Industrial Select Sector SPDR Fund, ETF	2,905,505

	Total Other Investments (Cost $3,842,928)	3,675,458

Registered Investment Company - 2.8%
5,470,873	Federated Prime Obligations Fund .	5,470,873

	Total Registered Investment Company (Cost $5,470,873)	5,470,873

Total Investments - 100.3%		194,664,479

(Cost $163,818,290)
Liabilities in Excess of Other Assets - (0.3)%		(518,192)

Net Assets - 100.0%		$194,146,287

(a)	Non-income producing security.

(b)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
The Fund had the following futures contracts open at March 31, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation

Long Futures:
S&P 500 Emini Index Futures	June 2011	45	$2,904,945	$67,170

See accompanying Notes to Financial Statements  |  15

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Core Value Equity Fund

Shares		Value ($)

Common Stock - 96.6%

BANKS - 2.3%

6,287	US Bancorp	166,165
24,836	Wells Fargo & Co.	787,301

		953,466

CAPITAL GOODS - 5.4%

3,781	Cooper Industries PLC	245,387
4,319	Deere & Co.	418,468
1,466	Eaton Corp.	81,275
3,564	General Dynamics Corp.	272,860
13,621	Honeywell International, Inc.	813,310
3,239	Rockwell Collins, Inc.	209,984
1,013	Siemens AG, ADR	139,125

		2,180,409

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%

11,879	Nielsen Holdings NV(a)	324,415

DIVERSIFIED FINANCIALS - 11.4%

7,345	American Express Co.	331,994
10,145	Ameriprise Financial, Inc.	619,657
38,873	Bank of America Corp.	518,177
77,753	Citigroup, Inc.(a)	343,668
11,224	Invesco, Ltd.	286,885
25,483	JPMorgan Chase & Co.	1,174,766
11,526	Morgan Stanley	314,890
23,377	State Street Corp.	1,050,562

		4,640,599

ENERGY - 14.1%

6,480	Apache Corp.	848,362
11,120	Chevron Corp.	1,194,622
2,159	Devon Energy Corp.	198,131
25,915	El Paso Corp.	466,470
7,766	Exxon Mobil Corp.	653,354
6,587	Halliburton Co.	328,296
5,935	Marathon Oil Corp.	316,395
2,700	National Oilwell Varco, Inc.	214,029
5,725	Peabody Energy Corp.	411,971
4,473	Schlumberger, Ltd.	417,152
3,249	Southwestern Energy Co.(a)	139,610
6,263	Spectra Energy Corp.	170,228
8,418	Suncor Energy, Inc.	377,463

		5,736,083

FOOD & STAPLES RETAILING - 0.4%

4,319	CVS Caremark Corp.	148,228

FOOD, BEVERAGE & TOBACCO - 6.1%

12,094	Archer-Daniels-Midland Co.	435,505
8,664	ConAgra Foods, Inc.	205,770
26,475	Kraft Foods, Inc., Class A	830,256
495	McCormick & Co., Inc.	23,676
2,160	Nestle SA, ADR	124,157
13,289	PepsiCo, Inc.	855,944

		2,475,308

HEALTH CARE EQUIPMENT & SERVICES - 4.3%

4,897	Cardinal Health, Inc.	201,414
17,774	Covidien PLC	923,182
6,064	HCA Holdings, Inc.(a)	205,388
14,039	Omnicare, Inc.	421,030

		1,751,014

Shares		Value ($)

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%

8,967	Clorox Co.	628,318
13,621	Procter & Gamble Co. (The)	839,054

		1,467,372

INSURANCE - 5.1%

6,045	ACE, Ltd.	391,112
3,264	Hartford Financial Services Group, Inc.	87,900
7,439	MetLife, Inc.	332,746
4,129	PartnerRe, Ltd.	327,182
8,307	Principal Financial Group, Inc.	266,738
10,478	Prudential Financial, Inc.	645,235

		2,050,913

MATERIALS - 3.5%

8,099	Allegheny Technologies, Inc.	548,464
4,319	Barrick Gold Corp.	224,199
5,400	Freeport-McMoRan Copper & Gold, Inc.	299,970
5,614	Potash Corp. of Saskatchewan, Inc.	330,833

		1,403,466

MEDIA - 6.8%

32,272	News Corp., Class A	566,696
16,413	Omnicom Group, Inc.	805,222
27,452	Time Warner, Inc.	980,036
9,170	Walt Disney Co. (The)	395,135

		2,747,089

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%

5,399	Amgen, Inc.(a)	288,577
12,422	Bristol-Myers Squibb Co.	328,313
12,421	Gilead Sciences, Inc.(a)	527,147
2,275	Hospira, Inc.(a)	125,580
9,713	Johnson & Johnson	575,495
7,239	Novartis AG, ADR	393,440
34,580	Pfizer, Inc.	702,320
6,911	Thermo Fisher Scientific, Inc.(a)	383,906

		3,324,778

RETAILING - 2.3%

12,364	Lowe’s Cos., Inc.	326,781
9,180	Macy’s, Inc.	222,707
7,565	Target Corp.	378,326

		927,814

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%

6,911	Applied Materials, Inc.	107,950
32,394	Intel Corp.	653,387
3,994	KLA-Tencor Corp.	189,196
4,535	Microchip Technology, Inc.	172,375
8,636	Texas Instruments, Inc.	298,460

		1,421,368

SOFTWARE & SERVICES - 8.3%

6,479	International Business Machines Corp.(b)	1,056,531
37,720	Microsoft Corp.	956,579
19,384	Oracle Corp.	646,844
33,110	Western Union Co. (The)	687,695

		3,347,649

16  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2011	Highland Core Value Equity Fund

Shares		Value ($)

Common Stock — (continued)

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%

21,056	Cisco Systems, Inc.	361,110
13,621	Corning, Inc.	281,001
7,335	Hewlett-Packard Co.	300,515

		942,626

TELECOMMUNICATION SERVICES - 2.8%

19,436	AT&T, Inc.	594,742
13,621	Verizon Communications, Inc.	524,953

		1,119,695

TRANSPORTATION - 1.6%

3,887	FedEx Corp.	363,629
2,806	Union Pacific Corp.	275,914

		639,543

UTILITIES - 3.8%

21,737	AES Corp. (The)(a)	282,581
12,051	Calpine Corp.(a)	191,249
11,230	Dominion Resources, Inc.	501,981
8,102	NextEra Energy, Inc.	446,582
3,131	Northeast Utilities	108,333

		1,530,726

	Total Common Stock (Cost $32,123,553)	39,132,561

Other Investments - 1.8%

7,923	Financial Select Sector SPDR Fund, ETF	130,016
10,940	GEI Investment Fund(c)	11,159
15,578	Industrial Select Sector SPDR Fund, ETF	586,979

	Total Other Investments (Cost $729,711)	728,154

Shares		Value ($)

Registered Investment Company - 2.2%

897,369	Federated Prime Obligations Fund	897,369

	Total Registered Investment Company (Cost $897,369)	897,369

Total Investments - 100.6%		40,758,084

(Cost $33,750,633)
Liabilities in Excess of Other Assets - (0.6)%		(231,245)

Net Assets - 100.0%		40,526,839

(a)	Non-income producing security.

(b)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
The Fund had the following futures contracts open at March 31, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation

Long Futures:
S&P 500 Emini Index Futures	June 2011	10	$645,300	$15,170

See accompanying Notes to Financial Statements  |  17

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stock - 95.7%

CAPITAL GOODS - 3.2%

91,530	Dover Corp.	6,017,182

CONSUMER SERVICES - 2.0%

100,604	Carnival Corp.	3,859,169

DIVERSIFIED FINANCIALS - 9.4%

23,672	CME Group, Inc.	7,138,292
34,324	Goldman Sachs Group, Inc. (The)	5,439,324
113,624	State Street Corp.	5,106,263

		17,683,879

ENERGY - 7.2%

86,796	Halliburton Co.	4,325,913
98,632	Schlumberger, Ltd.	9,198,420

		13,524,333

FOOD, BEVERAGE & TOBACCO - 3.5%
102,577	PepsiCo, Inc.	6,606,985

HEALTH CARE EQUIPMENT & SERVICES - 10.3%

128,176	Covidien PLC	6,657,461
138,084	Express Scripts, Inc.(a)	7,678,851
98,632	Lincare Holdings, Inc.	2,925,425
82,851	VCA Antech, Inc.(a)	2,086,188

		19,347,925

MATERIALS - 3.8%

45,370	Ecolab, Inc.	2,314,777
66,280	Monsanto Co.	4,789,393

		7,104,170

MEDIA - 9.3%

155,838	DIRECTV, Class A(a)	7,293,218
104,550	Discovery Communications, Inc., Class C(a)	3,681,206
163,728	Liberty Global, Inc., Class C(a)	6,547,483

		17,521,907

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%

108,495	Amgen, Inc.(a)(b)	5,799,058
71,015	Gilead Sciences, Inc.(a)	3,013,877

		8,812,935

REAL ESTATE - 1.9%

132,166	CB Richard Ellis Group, Inc., Class A(a)	3,528,832

RETAILING - 6.6%

12,230	Amazon.com, Inc.(a)	2,202,990
106,522	Bed Bath & Beyond, Inc.(a)	5,141,817
197,263	Lowe’s Cos., Inc.	5,213,661

		12,558,468

SOFTWARE & SERVICES - 20.5%

46,640	Baidu, Inc., ADR(a)	6,427,458

Shares		Value ($)

SOFTWARE & SERVICES — (continued)

181,482	eBay, Inc.(a)	5,633,201
47,343	Intuit, Inc.(a)	2,513,913
205,154	Microsoft Corp.	5,202,705
128,221	Paychex, Inc.	4,021,011
91,925	Visa, Inc., Class A	6,767,519
394,526	Western Union Co. (The)	8,194,305

		38,760,112

TECHNOLOGY HARDWARE & EQUIPMENT - 10.1%

22,076	Apple, Inc.(a)	7,692,382
147,947	Cisco Systems, Inc.	2,537,291
159,783	QUALCOMM, Inc.	8,760,902

		18,990,575

TELECOMMUNICATION SERVICES - 3.2%

116,386	American Tower Corp., Class A(a)	6,031,122

	Total Common Stock (Cost $144,486,895)	180,347,594

Other Investments - 0.0%

11,657	GEI Investment Fund(c)	11,890

	Total Other Investments (Cost $11,657)	11,890

Registered Investment Company - 4.9%

9,266,250	Federated Prime Obligations Fund	9,266,250

	Total Registered Investment Company (Cost $9,266,250)	9,266,250

Total Investments - 100.6%		189,625,734

(Cost $153,764,802)
Liabilities in Excess of Other Assets - (0.6)%		(1,073,062)

Net Assets - 100.0%		188,552,672

(a)	Non-income producing security.

(b)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR American Depositary Receipt
The Fund had the following futures contracts open at March 31, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation

Long Futures:
S&P 500 Emini Index Futures	June 2011	58	$3,742,435	$88,291

18	| See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stock - 97.0%

BANKS - 4.5%

6,900	Cullen/Frost Bankers, Inc.	407,238
12,500	Fulton Financial Corp.	138,875
10,000	Prosperity Bancshares, Inc.	427,700
5,900	Sterling Bancorp.	59,059
7,900	SVB Financial Group(a)	449,747
7,300	UMB Financial Corp.	272,692
5,000	Westamerica Bancorporation	256,850

		2,012,161

CAPITAL GOODS - 8.0%

14,100	Applied Industrial Technologies, Inc.	468,966
8,800	Brady Corp., Class A	314,072
300	CIRCOR International, Inc.	14,106
6,600	CLARCOR, Inc.	296,538
5,700	Harsco Corp.	201,153
7,400	IDEX Corp.	323,010
5,500	Mueller Industries, Inc.	201,410
15,700	Quanta Services, Inc.(a)	352,151
2,200	Robbins & Myers, Inc.	101,178
11,000	RSC Holdings, Inc.(a)	158,180
10,900	Teledyne Technologies, Inc.(a)	563,639
2,900	Wabtec Corp.	196,707
12,200	Woodward, Inc.	421,632

		3,612,742

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%

11,000	ABM Industries, Inc.	279,290
4,400	Copart, Inc.(a)	190,652
2,900	CoStar Group, Inc.(a)	181,772
12,200	Healthcare Services Group, Inc.	214,476
4,500	Herman Miller, Inc.	123,705
5,900	Resources Connection, Inc.	114,401
9,500	Waste Connections, Inc.	273,505

		1,377,801

CONSUMER DURABLES & APPAREL - 4.3%

7,900	Deckers Outdoor Corp.(a)	680,585
19,000	Jarden Corp.	675,830
11,000	Maidenform Brands, Inc.(a)	314,270
2,900	Tupperware Brands Corp.	173,159
3,300	Wolverine World Wide, Inc.	123,024

		1,966,868

CONSUMER SERVICES - 3.2%

2,900	American Public Education, Inc.(a).	117,305
2,200	Capella Education Co.(a)	109,538
12,200	Cracker Barrel Old Country Store, Inc.	599,508
4,400	K12, Inc.(a)	148,280
4,200	Lincoln Educational Services Corp.	66,738
4,400	Matthews International Corp., Class A	169,620
900	Strayer Education, Inc.	117,441
24,600	Wendy’s/Arby’s Group, Inc., Class A	123,738

		1,452,168

DIVERSIFIED FINANCIALS - 2.1%

4,400	Financial Engines, Inc.(a)	121,264
33,200	GFI Group, Inc.	166,664

Shares		Value ($)

DIVERSIFIED FINANCIALS — (continued)

16,900	Raymond James Financial, Inc.	646,256

		934,184

ENERGY - 7.4%

3,700	Brigham Exploration Co.(a)	137,566
2,000	Dril-Quip, Inc.(a)	158,060
4,400	Gulfport Energy Corp.(a)	159,060
2,900	Northern Oil and Gas, Inc.(a)	77,430
4,700	Oasis Petroleum, Inc.(a)	148,614
8,300	Oil States International, Inc.(a)	631,962
29,700	Pioneer Drilling Co.(a)	409,860
8,100	Resolute Energy Corp.(a)	146,934
2,900	Rosetta Resources, Inc.(a)	137,866
14,700	SandRidge Energy, Inc.(a)	188,160
9,000	SM Energy Co.	667,710
7,300	Superior Energy Services, Inc.(a)	299,300
11,600	Tetra Technologies, Inc.(a)	178,640

		3,341,162

FOOD & STAPLES RETAILING - 0.8%

7,300	Ruddick Corp.	281,707
5,700	Spartan Stores, Inc.	84,303

		366,010

FOOD, BEVERAGE & TOBACCO - 2.7%

10,300	Flowers Foods, Inc.	280,469
4,400	Lancaster Colony Corp.	266,640
13,300	Smart Balance, Inc.(a)	61,047
8,300	Smithfield Foods, Inc.(a)	199,698
10,200	Snyders-Lance, Inc.	202,470
3,800	TreeHouse Foods, Inc.(a)	216,106

		1,226,430

HEALTH CARE EQUIPMENT & SERVICES - 12.7%

7,300	American Medical Systems Holdings, Inc.(a)	157,972
2,200	athenahealth, Inc.(a)	99,286
34,200	Bio-Reference Labs, Inc.(a)	767,448
3,800	Computer Programs & Systems, Inc.	244,264
2,900	Gen-Probe, Inc.(a)	192,415
6,800	HMS Holdings Corp.(a)	556,580
4,445	Immucor, Inc.(a)	87,922
4,700	Integra LifeSciences Holdings Corp.(a)	222,874
4,400	Masimo Corp.	145,640
11,000	MedAssets, Inc.(a)	167,970
1,100	Medidata Solutions, Inc.(a)	28,127
9,100	Mednax, Inc.(a)	606,151
4,400	Meridian Bioscience, Inc.	105,556
14,500	Molina Healthcare, Inc.(a)	580,000
7,330	NuVasive, Inc.(a)	185,596
15,900	Owens & Minor, Inc.	516,432
3,700	SonoSite, Inc.(a)	123,284
4,600	Sun Healthcare Group, Inc.(a)	64,722
2,200	Teleflex, Inc.	127,556
10,700	Thoratec Corp.(a)	277,451
7,321	VCA Antech, Inc.(a)	184,343
6,600	West Pharmaceutical Services, Inc.	295,482

		5,737,071

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

2,900	Alberto-Culver Co.	108,083

See accompanying Notes to Financial Statements | 19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stock — (continued)

HOUSEHOLD & PERSONAL PRODUCTS — (continued)

2,900	WD-40 Co.	122,786

		230,869

INSURANCE - 4.1%

306	Alleghany Corp.(a)	101,280
4,400	Allied World Assurance Co. Holdings, Ltd.	275,836
2,900	Argo Group International Holdings, Ltd.	95,816
4,400	Arthur J. Gallagher & Co.	133,804
8,000	Aspen Insurance Holdings, Ltd.	220,480
7,400	Brown & Brown, Inc.	190,920
18,800	HCC Insurance Holdings, Inc.	588,628
1,400	National Interstate Corp.	29,190
4,400	Navigators Group, Inc. (The)(a)	226,600

		1,862,554

MATERIALS - 6.0%

5,900	Aptargroup, Inc.	295,767
24,800	Commercial Metals Co.	428,296
4,050	Compass Minerals International, Inc.	378,796
22,400	Packaging Corp. of America	647,136
20,400	Sensient Technologies Corp.	731,136
5,800	Silgan Holdings, Inc.	221,212

		2,702,343

MEDIA - 3.0%

14,600	Arbitron, Inc.	584,438
10,100	John Wiley & Sons, Inc., Class A	513,484
4,100	Morningstar, Inc.	239,358

		1,337,280

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%

2,200	Bio-Rad Laboratories, Inc.(a)	264,308
30,500	Bruker Corp.(a)	635,925
4,200	Cubist Pharmaceuticals, Inc.(a)	106,008
4,400	Genomic Health, Inc.(a)	108,240
15,300	ICON PLC, ADR(a)	330,327
7,347	Luminex Corp.(a)	137,830
6,600	Myriad Genetics, Inc.(a)	132,990
1,900	Techne Corp.	136,040

		1,851,668

REAL ESTATE - 4.6%

25,500	BioMed Realty Trust, Inc., REIT	485,010
9,400	Coresite Realty Corp., REIT	148,896
10,700	Digital Realty Trust, Inc., REIT	622,098
11,700	Healthcare Realty Trust, Inc., REIT	265,590
21,400	Omega Healthcare Investors, Inc., REIT	478,076
4,500	Sabra Healthcare REIT, Inc., REIT	79,245

		2,078,915

RETAILING - 4.9%

21,500	Aaron’s, Inc.	545,240
15,800	Aeropostale, Inc.(a)	384,256
8,500	American Eagle Outfitters, Inc.	135,065
9,200	Buckle, Inc. (The)	371,680
31,900	LKQ Corp.(a)	768,790

		2,205,031

Shares		Value ($)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%

19,500	Microsemi Corp.(a)	403,845
29,800	Rudolph Technologies, Inc.(a)	326,012
13,500	Semtech Corp.(a)	337,770
6,000	Varian Semiconductor Equipment Associates, Inc.(a)	292,020

		1,359,647

SOFTWARE & SERVICES - 11.4%

6,300	ACI Worldwide, Inc.(a)	206,640
2,900	Ariba, Inc.(a)	99,006
21,200	Blackbaud, Inc.	577,488
5,800	Blackboard, Inc.(a)	210,192
7,400	Bottomline Technologies, Inc.(a)	186,036
8,700	Cardtronics, Inc.(a)	177,045
7,300	comScore, Inc.(a)	215,423
2,200	Concur Technologies, Inc.(a)	121,990
4,400	Constant Contact, Inc.(a)	153,560
6,500	Ebix, Inc.(a)	153,725
30,900	Global Cash Access Holdings, Inc.(a)	101,043
4,400	Jack Henry & Associates, Inc.	149,116
2,300	LogMeIn, Inc.(a)	96,968
13,100	MICROS Systems, Inc.(a)	647,533
7,300	NeuStar, Inc., Class A(a)	186,734
3,600	NICE Systems, Ltd., ADR(a)	132,984
23,900	Parametric Technology Corp.(a)	537,511
5,800	Progress Software Corp.(a)	168,722
9,500	SolarWinds, Inc.(a)	222,870
2,500	Solera Holdings, Inc.	127,750
2,900	Sourcefire, Inc.(a)	79,779
13,700	SS&C Technologies Holdings, Inc.(a)	279,754
2,900	Ultimate Software Group, Inc.(a)	170,375
2,900	Wright Express Corp.(a)	150,336

		5,152,580

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%

5,800	Blue Coat Systems, Inc.(a)	163,328
4,200	Elster Group SE, ADR(a)	68,250
4,400	FARO Technologies, Inc.(a)	176,000
1,700	Measurement Specialties, Inc.(a)	57,902
3,655	National Instruments Corp.	119,774
8,100	Zebra Technologies Corp., Class A(a)	317,844

		903,098

TRANSPORTATION - 3.6%

12,100	Genesee & Wyoming, Inc., Class A(a)	704,220
5,100	Landstar System, Inc.	232,968
17,700	Old Dominion Freight Line, Inc.(a)	621,093
4,464	UTi Worldwide, Inc.	90,351

		1,648,632

UTILITIES - 1.1%

12,800	IDACORP, Inc.	487,680

	Total Common Stock (Cost $36,314,224)	43,846,894

20	| See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Small-Cap Equity Fund

Shares		Value ($)

Other Investments - 0.0%

7,889	GEI Investment Fund(b)	8,047

	Total Other Investments (Cost $7,889)	8,047

Registered Investment Company - 3.7%

1,662,903	Federated Prime Obligations Fund	1,662,902

Total Registered Investment Company (Cost $1,662,903)		1,662,902

Total Investments - 100.7%		45,517,843

(Cost $37,985,016)
Liabilities in Excess of Other Assets - (0.7)%		(316,962)

Net Assets - 100.0%		45,200,881

(a)	Non-income producing security.

(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

See accompanying Notes to Financial Statements | 21

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Global Equity Fund

Shares		Value ($)

Common Stock - 94.9%

AUSTRALIA - 1.5%

24,692	Brambles, Ltd.	180,789
77,324	Lynas Corp., Ltd.(a)	179,920
27,720	Paladin Energy, Ltd.(a)	103,486

		464,195

BRAZIL - 2.7%

30,217	Banco Santander Brasil SA	370,387
14,163	Petroleo Brasileiro SA, ADR	503,353

		873,740

CANADA - 4.5%

15,954	CAE, Inc.	211,244
6,585	Potash Corp. of Saskatchewan, Inc.	388,054
18,728	Suncor Energy, Inc.	839,764

		1,439,062

CHINA - 3.9%

4,624	Baidu, Inc., ADR(a)	637,233
11,387	Hollysys Automation Technologies, Ltd.(a)	151,447
56,962	Sinopharm Group Co., Class H	202,123
68,495	Zhuzhou CSR Times Electric Co., Ltd., Class H	259,778

		1,250,581

FRANCE - 5.7%

3,408	Accor SA	153,336
7,377	Alstom SA	436,808
6,374	BNP Paribas	466,831
5,479	Eutelsat Communications SA	219,146
4,243	Safran SA	150,170
2,373	Schneider Electric SA	406,125

		1,832,416

GERMANY - 7.7%

2,539	Adidas AG	160,176
3,088	Bayer AG	239,443
2,857	Beiersdorf AG	174,602
3,014	Daimler AG(a)	213,217
4,676	Deutsche Boerse AG	355,343
4,953	Fresenius SE & Co. KGaA	458,771
3,023	Kabel Deutschland Holding AG(a)	160,444
4,257	SAP AG	260,977
3,266	Siemens AG	448,231

		2,471,204

HONG KONG - 1.5%

73,691	AIA Group, Ltd.(a)	226,903
10,116	Sino-Forest Corp., Class H(a)	263,104

		490,007

INDIA - 1.2%

4,057	ICICI Bank, Ltd., ADR	202,160
82,827	Power Grid Corp. of India, Ltd.(a)	189,260

		391,420

ITALY - 1.2%

12,631	Fiat Industrial SpA(a)	181,577
6,308	Luxottica Group SpA	206,247

		387,824

JAPAN - 8.8%

2,200	FANUC Corp.	334,194

Shares		Value ($)

JAPAN — (continued)

159	Jupiter Telecommunications Co., Ltd.	156,736
600	Keyence Corp.	154,126
48,000	Kubota Corp.	454,054
13,800	Nabtesco Corp.	348,330
10,000	NGK Insulators, Ltd.	179,416
8,400	Softbank Corp.	336,486
8,000	Sumitomo Realty & Development Co., Ltd.	160,618
7,000	Suzuki Motor Corp.	157,010
27,000	Toray Industries, Inc.	197,092
8,100	Toyota Motor Corp.	327,401

		2,805,463

MEXICO - 0.8%

4,330	America Movil SAB de CV, Class L, ADR	251,573

NETHERLANDS - 0.5%

13,823	ING Groep NV(a)	175,193

RUSSIA - 0.6%

8,995	Mobile Telesystems OJSC, ADR	190,964

SOUTH AFRICA - 1.2%

11,941	MTN Group, Ltd.	241,260
2,564	Naspers, Ltd., Class N	138,073

		379,333

SPAIN - 2.2%

27,810	Banco Santander SA	323,300
14,902	Telefonica SA	373,570

		696,870

SWEDEN - 0.3%

4,997	Swedbank AB, Class A	85,549

SWITZERLAND - 2.3%
10,164	Nestle SA	584,942
2,496	Novartis AG	135,925

		720,867

UNITED KINGDOM - 6.2%

58,779	Aegis Group PLC	134,640
15,998	BG Group PLC	397,738
10,355	BHP Billiton PLC	408,324
106,241	Cable & Wireless Communications PLC	77,588
12,300	Cookson Group PLC(a)	135,944
11,054	Diageo PLC	209,970
26,642	HSBC Holdings PLC	273,744
9,012	Royal Dutch Shell PLC, Class A	327,973

		1,965,921

UNITED STATES - 42.1%

17,038	AES Corp. (The)(a)	221,494
1,216	Alexion Pharmaceuticals, Inc.(a)	119,995
6,125	Allegheny Technologies, Inc.	414,785
1,232	Amazon.com, Inc.(a)	221,920
12,652	American Tower Corp., Class A(a)	655,627
797	Apple, Inc.(a)	277,715
6,715	Archer-Daniels-Midland Co.	241,807
31,710	Bank of America Corp.(b)	422,694
5,551	Capital One Financial Corp.	288,430
704	CME Group, Inc.	212,291
3,410	Cooper Industries PLC	221,309

22	| See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Global Equity Fund

Shares		Value ($)

Common Stock — (continued)

UNITED STATES — (continued)

7,040	Covidien PLC	365,658
2,795	Cummins, Inc.	306,388
3,119	Deere & Co.	302,200
4,994	Discovery Communications, Inc., Class C(a)	175,839
2,923	eBay, Inc.(a)	90,730
4,204	Equinix, Inc.(a)	382,984
7,521	Express Scripts, Inc.(a)	418,243
5,726	Freeport-McMoRan Copper & Gold, Inc.	318,079
4,089	Hartford Financial Services Group, Inc.	110,117
1,801	Hess Corp.	153,463
4,393	Hospira, Inc.(a)	242,494
18,636	Invesco, Ltd.	476,336
3,785	ITC Holdings Corp.	264,572
17,966	JPMorgan Chase & Co.	828,233
3,570	Kirby Corp.(a)	204,525
9,005	Kraft Foods, Inc., Class A	282,397
10,257	Monsanto Co.	741,171
10,157	NII Holdings, Inc.(a)	423,242
2,920	NuVasive, Inc.(a)	73,934
5,328	Oracle Corp.	177,795
2,753	Peabody Energy Corp.	198,106
4,043	PerkinElmer, Inc.	106,210
4,656	Praxair, Inc.	473,050
14,948	QUALCOMM, Inc.	819,599
1,682	Rockwell Collins, Inc.	109,044
10,277	Schlumberger, Ltd.	958,433
1,925	St Jude Medical, Inc.	98,676
5,054	Talecris Biotherapeutics Holdings Corp.(a)	135,447
2,249	Target Corp.	112,472
1,551	Union Pacific Corp.	152,510
2,384	Visa, Inc., Class A	175,510
1,425	Wabtec Corp.	96,658
6,141	Western Union Co. (The)	127,549
4,979	Yum! Brands, Inc.	255,821

		13,455,552

	Total Common Stock (Cost $24,922,600)	30,327,734

Shares		Value ($)

Other Investments - 0.9%

3,151	Financial Select Sector SPDR Fund, ETF	51,708
24,735	GEI Investment Fund(c)	25,230
5,768	Industrial Select Sector SPDR Fund, ETF	217,338

	Total Other Investments (Cost $257,431)	294,276

Registered Investment Company - 3.4%

1,096,153	Federated Prime Obligations Fund	1,096,153

	Total Registered Investment Company (Cost $1,096,153)	1,096,153

Total Investments - 99.2%		31,718,163

(Cost $26,276,184)
Other Assets & Liabilities, Net - 0.8%		242,893

Net Assets - 100.0%		31,961,056

(a)	Non-income producing security.

(b)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR American Depositary Receipt
ETF Exchange Traded Fund
SPDR Standard & Poor’s Depositary Receipt
The Fund had the following futures contracts open at March 31, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation

Long Futures:
DJ Euro Stoxx 50 Index Futures	June 2011	1	EUR26,050	$ 3,386
FTSE 100 Index Futures	June 2011	1	GBP55,323	5,641
S&P 500 Emini Index Futures	June 2011	2	$129,060	3,034

				$12,061
				$

Percentage (based
Industry	on total investments)

Capital Goods	14.4%
Energy	11.0%
Materials	10.7%
Diversified Financials	8.7%
Telecommunication Services	8.0%
Software & Services	5.8%
Banks	5.4%
Health Care Equipment & Services	5.1%
Technology Hardware & Equipment	4.4%
Food, Beverage & Tobacco.	4.2%
Media	3.1%
Pharmaceuticals, Biotechnology & Life Sciences	3.1%

See accompanying Notes to Financial Statements | 23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Global Equity Fund

Percentage (based
Industry	on total investments)

Automobiles & Components	2.2%
Utilities	2.1%
Consumer Services	1.3%
Consumer Durables & Apparel	1.2%
Transportation	1.1%
Insurance	1.1%
Retailing	1.1%
Commercial & Professional Services	0.6%
Household & Personal Products	0.5%
Real Estate	0.5%

95.6%

Percentage (based
Other Instruments	on total investments)

Other Investments	0.9%
Registered Investment Company	3.5%

4.4%

100.0%

24	| See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland International Equity Fund

Shares		Value ($)

Common Stock - 94.0%

AUSTRALIA - 2.1%

15,846	Brambles, Ltd.	116,021
98,109	Lynas Corp., Ltd.(a)	228,283
38,517	Paladin Energy, Ltd.(a)	143,795

		488,099

BRAZIL - 3.1%

18,400	Banco Santander Brasil SA	225,539
7,773	Petroleo Brasileiro SA, ADR	276,252
7,729	Vale SA, ADR	228,160

		729,951

CANADA - 4.7%

3,782	Canadian Natural Resources, Ltd.	186,388
2,718	Kinross Gold Corp.	42,695
6,582	Potash Corp. of Saskatchewan, Inc.	386,970
4,452	Research In Motion, Ltd.(a)	250,941
5,349	Suncor Energy, Inc.	239,090

		1,106,084

CHINA - 2.0%

1,677	Baidu, Inc., ADR(a)	231,107
258,998	Bank of China, Ltd., Class H	144,180
82,009	CSR Corp., Ltd., Class H	83,926

		459,213

DENMARK - 0.6%

15	AP Moller - Maersk AS, Class B	141,290

FRANCE - 11.3%

1,688	Accor SA	75,948
15,425	AXA SA	322,763
7,621	BNP Paribas	558,162
3,512	Cap Gemini SA	204,265
4,841	Cie Generale d’Optique Essilor International SA	359,982
8,068	Safran SA	285,546
1,746	Schneider Electric SA	298,817
2,774	Total SA	169,096
5,884	Veolia Environnement SA	183,199
3,272	Vinci SA	204,747

		2,662,525

GERMANY - 11.2%

2,483	Adidas AG	156,643
2,283	Bayer AG	177,024
2,799	Daimler AG(a)	198,008
2,317	Deutsche Boerse AG	176,076
2,268	Fresenius SE & Co. KGaA	210,073
2,828	Linde AG	447,274
4,785	Metro AG	327,400
3,251	SAP AG	199,304
4,290	Siemens AG	588,766
3,799	ThyssenKrupp AG	155,428

		2,635,996

HONG KONG - 2.4%

42,134	AIA Group, Ltd.(a)	129,736
29,068	Esprit Holdings, Ltd.	133,415
21,367	Hutchison Whampoa, Ltd.	253,002
6,578	Wharf Holdings, Ltd.	45,372

		561,525

Shares		Value ($)

INDIA - 1.5%

3,994	ICICI Bank, Ltd.	99,969
4,839	Larsen & Toubro, Ltd.(a)	179,248
29,412	Power Grid Corp. of India, Ltd.(a)	67,207

		346,424

ITALY - 1.8%

3,268	ENI SpA	80,370
136,179	UniCredit SpA	337,032

		417,402

JAPAN - 13.2%

35,910	Bank of Yokohama, Ltd. (The)	171,144
4,000	Daikin Industries, Ltd.	120,222
1,500	FANUC Corp.	227,860
11,000	Mitsubishi Corp.	306,455
6,982	Mitsubishi Estate Co., Ltd.	118,529
26,591	Mitsubishi UFJ Financial Group Inc.	123,202
49,729	Nomura Holdings, Inc.	261,005
1,000	SMC Corp.	165,179
6,800	Softbank Corp.	272,394
11,600	Sony Financial Holdings, Inc.	230,936
8,000	Sumitomo Realty & Development Co., Ltd.	160,618
18,000	Suzuki Motor Corp.	403,736
9,997	Taiyo Nippon Sanso Corp.	83,590
5,124	Toyota Motor Corp.	207,111
6,900	Unicharm Corp.	251,840

		3,103,821

MEXICO - 0.8%

3,228	America Movil SAB de CV, Class L, ADR	187,547

NETHERLANDS - 4.2%

6,848	European Aeronautic Defence and Space Co. NV(a)	199,608
12,845	ING Groep NV(a)	162,798
7,057	Koninklijke Ahold NV	94,818
11,842	Koninklijke Philips Electronics NV(a)	379,037
4,957	Unilever NV	155,638

		991,899

RUSSIA - 0.5%

5,548	Mobile Telesystems OJSC, ADR	117,784

SINGAPORE - 0.5%

8,000	United Overseas Bank, Ltd.	119,318

SOUTH AFRICA - 0.5%

5,756	MTN Group, Ltd.	116,296

SOUTH KOREA - 1.4%

130	Hyundai Motor Co.	24,058
370	Samsung Electronics Co., Ltd.	314,363

		338,421

SPAIN - 2.6%

32,525	Banco Santander SA	378,113
9,303	Telefonica SA	233,212

		611,325

SWEDEN - 0.8%

13,834	Telefonaktiebolaget LM Ericsson, Class B	178,506

See accompanying Notes to Financial Statements | 25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland International Equity Fund

Shares		Value ($)

Common Stock — (continued)

SWITZERLAND - 6.4%

6,794	Credit Suisse Group AG	289,851
8,579	Nestle SA	493,725
4,576	Novartis AG	249,195
1,026	Syngenta AG	334,766
441	Zurich Financial Services AG	123,934

		1,491,471

TAIWAN - 2.5%

51,000	Delta Electronics, Inc.	202,047
2,108	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25,675
154,037	Taiwan Semiconductor Manufacturing Co., Ltd.	369,817

		597,539

UNITED KINGDOM - 19.9%

6,063	Autonomy Corp. PLC(a)	154,430
9,246	BG Group PLC	229,872
12,757	BHP Billiton PLC	503,041
10,380	Capita Group PLC (The)	123,625
8,582	Diageo PLC	163,015
25,977	G4S PLC	106,348
4,789	G4S PLC	19,697
53,555	HSBC Holdings PLC	550,272
11,894	International Consolidated Airlines Group(a)	43,279
262,172	Lloyds Banking Group PLC(a)	244,122
32,227	National Grid PLC	306,850
30,927	Prudential PLC	350,243
5,195	Reckitt Benckiser Group PLC	266,641
8,639	Rio Tinto PLC	606,399
15,928	Royal Dutch Shell PLC, Class A	578,039
32,791	Tesco PLC	200,262
80,967	Vodafone Group PLC	229,072

		4,675,207

	Total Common Stock (Cost $18,639,669)	22,077,643

Preferred Stock - 1.3%

GERMANY - 1.3%

1,942	Volkswagen AG	315,413

	Total Preferred Stock (Cost $209,424)	315,413

Other Investments - 0.1%

14,983	GEI Investment Fund(b)	15,282

	Total Other Investments (Cost $14,983)	15,282

Registered Investment Company - 3.4%

804,885	Federated Prime Obligations Fund	804,885

	Total Registered Investment Company (Cost $804,885)	804,885

Total Investments - 98.8%		23,213,223

(Cost $19,668,961)
Other Assets & Liabilities, Net - 1.2%		286,608

Net Assets - 100.0%		23,499,831

(a)	Non-income producing security.

(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR American Depositary Receipt
EUR European Euro
GBP Great Britain Pound
YEN Japanese Yen
The Fund had the following futures contracts open at March 31, 2011:

		Number			Unrealized
	Expiration	of	Notional		Appreciation
Description	Date	Contracts	Value		(Depreciation)

Long Futures:
DJ Euro Stoxx 50 Index Future	June 2011	5	EUR	130,250	$16,929
FTSE 100 Index Futures	June 2011	1	GBP	55,323	5,641
TOPIX Index Futures	June 2011	2	YEN	18,750,000	(17,289)
DJ Euro Stoxx 50 Index Future	June 2011	4	EUR	114,680	(1,329)
FTSE 100 Index Futures	June 2011	3	GBP	177,935	(2,258)

					$1,694

Percentage (based
Industry	on total investments)

Capital Goods	14.2%
Materials	13.0%
Banks	12.7%
Energy	8.2%
Insurance	5.0%
Telecommunication Services	5.0%
Automobiles & Components	4.9%
Diversified Financials	3.8%
Food, Beverage & Tobacco	3.5%
Software & Services	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Technology Hardware & Equipment	2.7%
Food & Staples Retailing	2.7%
Health Care Equipment & Services	2.5%
Utilities	2.4%
Household & Personal Products	2.2%
Pharmaceuticals, Biotechnology & Life Sciences	1.8%
Commercial & Professional Services	1.6%
Real Estate	1.4%
Transportation	0.8%
Consumer Durables & Apparel	0.7%
Retailing	0.6%
Consumer Services	0.3%

96.5%

Percentage (based
Other Investments	on total investments)

Other Investments	0.0%
Registered Investment Company	3.5%

3.5%

100.0%

26	| See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Total Return Fund

Shares		Value ($)

Domestic Equity - 36.3%

COMMON STOCK - 36.3%

BANKS - 0.8%
1,159	BankUnited, Inc.	33,267
11,435	People’s United Financial, Inc.	143,852
8,554	Regions Financial Corp.(a)	62,102
3,694	US Bancorp	97,632
13,285	Wells Fargo & Co.	421,135
3,156	Zions Bancorporation	72,777

		830,765

CAPITAL GOODS - 2.3%

1,628	Alliant Techsystems, Inc.	115,051
5,040	Cooper Industries PLC	327,096
797	Cummins, Inc.	87,367
2,415	Deere & Co.	233,989
2,696	Eaton Corp.	149,466
2,016	Emerson Electric Co.	117,795
1,425	General Dynamics Corp.	109,098
6,798	Harsco Corp.	239,902
7,743	Hexcel Corp.(b)	152,460
8,407	Honeywell International, Inc.	501,982
2,019	MSC Industrial Direct Co., Class A	138,241
4,164	Quanta Services, Inc.(b)	93,399
3,124	Rockwell Collins, Inc.	202,529
868	United Technologies Corp.	73,476

		2,541,851

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%

10,889	Corrections Corp. of America(b)	265,692
878	FTI Consulting, Inc.(b)	33,654
1,864	IHS, Inc., Class A(b)	165,430
4,751	Nielsen Holdings NV(b)	129,750
583	Stericycle, Inc.(b)	51,695

		646,221

CONSUMER DURABLES & APPAREL - 0.3%

3,299	Coach, Inc.	171,680
4,231	MDC Holdings, Inc.	107,256

		278,936

CONSUMER SERVICES - 0.4%

1,937	Carnival Corp.	74,303
903	Marriott International, Inc., Class A	32,129
2,047	McDonald’s Corp.	155,756
3,644	Penn National Gaming, Inc.(b)	135,047
2,326	Royal Caribbean Cruises, Ltd.(b)	95,971

		493,206

DIVERSIFIED FINANCIALS - 3.6%

1,896	Affiliated Managers Group, Inc.(b)	207,365
4,208	American Express Co.	190,201
5,239	Ameriprise Financial, Inc.	319,998
21,288	Bank of America Corp.	283,769
2,921	CBOE Holdings, Inc.	84,621
31,100	Citigroup, Inc.(b)	137,462
1,060	CME Group, Inc.	319,643
279	Franklin Resources, Inc.	34,897
2,225	Goldman Sachs Group, Inc. (The)	352,596
16,015	Invesco, Ltd.	409,343
17,778	JPMorgan Chase & Co.	819,565
4,611	Morgan Stanley	125,973
1,952	MSCI, Inc., Class A(b)	71,873

Shares		Value ($)

COMMON STOCK — (continued)

DIVERSIFIED FINANCIALS — (continued)
14,445	State Street Corp.	649,158

		4,006,464

ENERGY - 4.7%

3,456	Apache Corp.	452,460
6,791	Chevron Corp.	729,557
2,543	ConocoPhillips	203,084
864	Devon Energy Corp.	79,289
2,931	Dresser-Rand Group, Inc.(b)	157,160
11,908	El Paso Corp.	214,344
4,356	Exxon Mobil Corp.	366,470
2,635	Halliburton Co.	131,329
2,376	Marathon Oil Corp.	126,665
3,210	McDermott International, Inc.(b)	81,502
1,080	National Oilwell Varco, Inc.	85,612
2,891	Noble Corp.	131,887
961	Occidental Petroleum Corp.	100,415
5,092	Peabody Energy Corp.	366,420
5,935	Petrohawk Energy Corp.(b)	145,645
1,345	Pioneer Natural Resources Co.	137,082
1,365	Range Resources Corp.	79,798
8,234	Schlumberger, Ltd.	767,903
2,632	Southwestern Energy Co.(b)	113,097
4,676	Spectra Energy Corp.	127,094
8,298	Suncor Energy, Inc.	372,082
1,203	Ultra Petroleum Corp.(b)	59,248
5,698	Weatherford International, Ltd.(b)	128,775

		5,156,918

FOOD & STAPLES RETAILING - 0.2%

1,728	CVS Caremark Corp.	59,305
1,706	Sysco Corp.	47,256
1,263	Wal-Mart Stores, Inc.	65,739

		172,300

FOOD, BEVERAGE & TOBACCO - 1.8%

4,838	Archer-Daniels-Midland Co.	174,216
3,811	Coca-Cola Enterprises, Inc.	104,040
3,456	ConAgra Foods, Inc.	82,080
588	Feihe International, Inc.(b)	5,063
1,179	Kellogg Co.	63,642
14,134	Kraft Foods, Inc., Class A	443,242
2,248	McCormick & Co., Inc.(a)	107,522
1,432	Mead Johnson Nutrition Co.	82,956
11,408	PepsiCo, Inc.	734,789
1,947	Philip Morris International, Inc.	127,782

		1,925,332

HEALTH CARE EQUIPMENT & SERVICES - 1.8%

1,944	Cardinal Health, Inc.	79,957
3,649	Catalyst Health Solutions, Inc.(b)	204,089
11,271	Covidien PLC	585,415
6,228	Express Scripts, Inc.(b)	346,339
1,566	Gen-Probe, Inc.(b)	103,904
2,419	HCA Holdings, Inc.(b)	81,932
5,085	Masimo Corp.	168,314
5,133	MedAssets, Inc.(b)	78,381
5,615	Omnicare, Inc.	168,394
3,725	ResMed, Inc.(b)	111,750

		1,928,475

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%

1,569	Avon Products, Inc.	42,426

See accompanying Notes to Financial Statements | 27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Shares		Value ($)

Domestic Equity — (continued)

COMMON STOCK — (continued)

HOUSEHOLD & PERSONAL PRODUCTS — (continued)
4,453	Clorox Co.	312,022
1,229	Kimberly-Clark Corp.	80,217
7,861	Procter & Gamble Co. (The)	484,237

		918,902

INSURANCE - 1.3%
4,387	ACE, Ltd.	283,839
1,296	Hartford Financial Services Group, Inc.	34,901
7,522	HCC Insurance Holdings, Inc.	235,514
5,488	MetLife, Inc.	245,478
1,625	PartnerRe, Ltd.	128,765
3,326	Principal Financial Group, Inc.	106,798
5,276	Prudential Financial, Inc.	324,896
806	Travelers Cos., Inc. (The)	47,941

		1,408,132

MATERIALS - 1.5%
8,780	Allegheny Technologies, Inc.	594,582
1,305	Cytec Industries, Inc.	70,953
1,162	EI du Pont de Nemours & Co.	63,875
2,160	Freeport-McMoRan Copper & Gold, Inc.	119,988
2,032	Intrepid Potash, Inc.(b)	70,754
4,076	Monsanto Co.	294,531
2,913	Nalco Holding Co.	79,554
3,406	Praxair, Inc.	346,049
3,125	Steel Dynamics, Inc.	58,656

		1,698,942

MEDIA - 1.8%
5,452	DIRECTV, Class A(b)	255,154
925	Discovery Communications, Inc., Class A(b)	36,908
1,551	Discovery Communications, Inc., Class C(b)	54,611
5,364	Liberty Global, Inc., Class C(b)	214,507
543	Liberty Media - Capital, Class A(b)	40,003
12,910	News Corp., Class A	226,700
11,706	Omnicom Group, Inc.	574,297
5,403	Sirius XM Radio, Inc.(b)	8,969
11,974	Time Warner, Inc.	427,471
3,672	Walt Disney Co. (The)	158,226

		1,996,846

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%

1,086	Abbott Laboratories	53,268
1,255	Alexion Pharmaceuticals, Inc.(b)	123,844
7,168	Amgen, Inc.(a)(b)	383,130
9,371	Bristol-Myers Squibb Co.	247,676
2,331	Covance, Inc.(b)	127,552
12,910	Gilead Sciences, Inc.(b)	547,900
2,480	Hospira, Inc.(b)	136,896
3,591	Human Genome Sciences, Inc.(b)	98,573
2,768	Illumina, Inc.(b)	193,954
3,614	Incyte Corp., Ltd.(b)	57,282
6,959	Johnson & Johnson	412,321
1,230	Life Technologies Corp.(b)	64,477
2,127	Merck & Co., Inc.	70,212

Shares		Value ($)

COMMON STOCK — (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)

995	Mettler-Toledo International, Inc.(b)	171,140
21,017	Pfizer, Inc.	426,855
2,764	Thermo Fisher Scientific, Inc.(b)	313,357
2,531	Vertex Pharmaceuticals, Inc.(b)	121,311

		3,549,748

REAL ESTATE - 0.6%

12,564	CB Richard Ellis Group, Inc., Class A(b)	335,458
4,508	Douglas Emmett, Inc. REIT	84,525
837	Health Care REIT, Inc. REIT	43,892
465	Public Storage REIT	51,573
483	Rayonier, Inc. REIT	30,096
941	SL Green Realty Corp. REIT	70,763

		616,307

RETAILING - 1.3%

289	Amazon.com, Inc.(b)	52,058
3,165	Bed Bath & Beyond, Inc.(b)	152,775
1,007	Genuine Parts Co.	54,016
2,171	Home Depot, Inc.	80,457
16,396	Lowe’s Cos., Inc.	433,346
3,672	Macy’s, Inc.	89,083
2,465	O’Reilly Automotive, Inc.(b)	141,639
6,916	Target Corp.	345,869
3,062	Urban Outfitters, Inc.(b)	91,339

		1,440,582

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%

2,764	Applied Materials, Inc.	43,174
1,450	Cree, Inc.(b)	66,932
2,589	Hittite Microwave Corp.(b)	165,101
21,797	Intel Corp.(a)	439,646
2,280	KLA-Tencor Corp.	108,003
7,974	Marvell Tech. Group, Ltd.(b)	123,996
3,861	Microchip Technology, Inc.	146,756
6,557	Texas Instruments, Inc.	226,610

		1,320,218

SOFTWARE & SERVICES - 3.5%

12,195	Activision Blizzard, Inc.	133,779
930	Automatic Data Processing, Inc.	47,718
2,508	Blackboard, Inc.(b)	90,890
2,342	Citrix Systems, Inc.(b)	172,043
2,292	Equinix, Inc.(b)	208,801
385	Google, Inc., Class A(b)	225,691
4,229	International Business Machines Corp.(a)	689,623
1,495	MercadoLibre, Inc.	122,037
35,499	Microsoft Corp.	900,255
1,559	Monster Worldwide, Inc.(b)	24,788
10,581	Oracle Corp.	353,088
4,330	Rovi Corp.(b)	232,305
3,004	Visa, Inc., Class A	221,154
21,946	Western Union Co. (The)	455,819

		3,877,991

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%

1,550	Apple, Inc.(b)	540,097

28 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Shares		Value ($)

Domestic Equity — (continued)

COMMON STOCK — (continued)

TECHNOLOGY HARDWARE & EQUIPMENT — (continued)

3,584	China Security & Surveillance Technology, Inc.(b)	16,594
21,117	Cisco Systems, Inc.(a)	362,156
5,449	Corning, Inc.	112,413
2,934	Hewlett-Packard Co.	120,206
4,412	Juniper Networks, Inc.(b)	185,657
11,625	QUALCOMM, Inc.	637,399
4,762	Synaptics, Inc.(b)	128,669

		2,103,191

TELECOMMUNICATION SERVICES - 1.2%

3,092	American Tower Corp., Class A(b)	160,228
11,007	AT&T, Inc.	336,814
10,881	NII Holdings, Inc.(b)	453,411
7,682	Verizon Communications, Inc.	296,064
2,359	Windstream Corp.	30,360

		1,276,877

TRANSPORTATION - 0.3%

1,555	FedEx Corp.	145,470
1,774	Union Pacific Corp.	174,438
2,884	UTi Worldwide, Inc.	58,372

		378,280

UTILITIES - 1.2%

17,020	AES Corp. (The)(b)	221,260
1,365	American Water Works Co., Inc.	38,288
5,183	Calpine Corp.(b)	82,254
7,064	Dominion Resources, Inc.	315,760
7,191	ITC Holdings Corp.	272,680
3,240	NextEra Energy, Inc.	178,589
2,183	Northeast Utilities	75,532
2,450	Southern Co.	93,370
1,471	Xcel Energy, Inc.	35,142

		1,312,875

	Total Domestic Equity (Cost $33,316,534)	39,879,359

Foreign Equity - 24.2%

COMMON STOCK - 23.5%

AUTOMOBILES & COMPONENTS - 0.8%

2,714	Daimler AG(b)	191,995
399	Hyundai Motor Co.	73,839
320	Kia Motors Corp.	20,129
964	Mahindra & Mahindra, Ltd.	15,139
17,000	Suzuki Motor Corp.	381,310
4,906	Toyota Motor Corp.	198,300

		880,712

BANKS - 3.0%

1,331	Axis Bank, Ltd.	41,900
21,008	Banco Santander Brasil SA	257,507
31,537	Banco Santander SA	366,627
391,998	Bank of China, Ltd., Class H	218,219
33,858	Bank of Yokohama, Ltd. (The)	161,365
65,500	Bank Rakyat Indonesia Persero Tbk PT	43,253
7,389	BNP Paribas	541,170

Shares		Value ($)

COMMON STOCK — (continued)

BANKS — (continued)

5,665	Grupo Financiero Banorte SAB de CV, Class O	26,643
51,926	HSBC Holdings PLC	533,535
4,733	ICICI Bank, Ltd.	118,466
11,000	Kasikornbank PCL	47,826
361	KB Financial Group, Inc.	18,923
254,223	Lloyds Banking Group PLC(b)	236,720
21,216	Metropolitan Bank & Trust(b)	31,384
26,041	Mitsubishi UFJ Financial Group, Inc.	120,653
1,945	Standard Bank Group, Ltd.	29,926
132,043	UniCredit SpA	326,796
6,000	United Overseas Bank, Ltd.	89,488
3,718	VTB Bank OJSC GDR	26,026

		3,236,427

CAPITAL GOODS - 3.4%

1,564	Barloworld, Ltd.	17,284
10,653	CAE, Inc.	141,054
32,626	China State Construction International Holdings, Ltd.	29,781
70,000	Chongqing Machinery & Electric Co., Ltd., Class H	23,849
80,359	CSR Corp., Ltd., Class H	82,237
4,000	Daikin Industries, Ltd.	120,222
471	Doosan Heavy Industries and Construction Co., Ltd.	30,142
6,640	European Aeronautic Defence and Space Co. NV(b)	193,545
1,400	FANUC Corp.	212,669
15,011	First Tractor Co., Ltd., Class H	18,044
20,718	Hutchison Whampoa, Ltd.	245,317
1,871	Hydraulic Machines and Systems Group PLC GDR(b)(c)	14,865
11,482	Koninklijke Philips Electronics NV(b)	367,515
5,263	Larsen & Toubro, Ltd.(b)	194,953
11,000	Mitsubishi Corp.	306,455
7,823	Safran SA	276,875
41,955	Sany Heavy Equipment International Holdings Co., Ltd.	68,934
1,693	Schneider Electric SA	289,747
4,159	Siemens AG	570,788
559	Siemens AG ADR	76,773
900	SMC Corp.	148,661
12,000	United Tractors Tbk PT	29,905
3,172	Vinci SA	198,489
1,118	Xinjiang Goldwind Science & Technology Co., Ltd., Class H(b)	2,061
14,157	Zhuzhou CSR Times Electric Co., Ltd., Class H
		53,693

		3,713,858

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

15,365	Brambles, Ltd.	112,499
10,064	Capita Group PLC (The)	119,861
25,189	G4S PLC	103,122
4,643	G4S PLC	19,096

		354,578

See accompanying Notes to Financial Statements | 29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Shares		Value ($)

Foreign Equity — (continued)

COMMON STOCK — (continued)

CONSUMER DURABLES & APPAREL - 0.2%

2,407	Adidas AG	151,849
53,634	China Dongxiang Group Co.	16,963
11,537	Ports Design, Ltd.	26,609
18,000	Techtronic Industries Co.	24,993

		220,414

CONSUMER SERVICES - 0.1%

1,637	Accor SA	73,653
8,400	Genting Bhd	30,619
106	MegaStudy Co., Ltd.	16,321
47,600	Minor International PCL	19,751

		140,344

DIVERSIFIED FINANCIALS - 0.8%

6,588	Credit Suisse Group AG	281,062
2,247	Deutsche Boerse AG	170,756
12,009	Egyptian Financial Group-Hermes Holding	44,131
12,455	ING Groep NV(b)	157,855
252	Mirae Asset Securities Co., Ltd.(b) .	10,774
48,221	Nomura Holdings, Inc.	253,090

		917,668

ENERGY - 2.1%

87,047	Adaro Energy Tbk PT	21,993
26,618	Afren PLC(b)	69,505
8,965	BG Group PLC	222,885
3,667	Canadian Natural Resources, Ltd.	180,721
16,000	CNOOC, Ltd.	40,318
3,169	ENI SpA	77,935
1,832	Gazprom OAO ADR	59,247
1,129	Lukoil OAO ADR	80,599
728	Pacific Rubiales Energy Corp.	20,132
37,346	Paladin Energy, Ltd.(b)	139,423
10,544	Petroleo Brasileiro SA ADR	374,734
600	Reliance Industries, Ltd.	14,115
654	Reliance Industries, Ltd. GDR(c)	30,771
15,445	Royal Dutch Shell PLC, Class A	560,511
5,186	Suncor Energy, Inc.	231,804
2,689	Total SA	163,915

		2,288,608

FOOD & STAPLES RETAILING - 0.6%

76,466	Alliance Global Group, Inc.	21,002
1,405	Bizim Toptan Satis Magazalari AS(b)	28,667
6,842	Koninklijke Ahold NV	91,930
4,640	Metro AG	317,479
2,221	Shoprite Holdings, Ltd.	34,096
31,795	Tesco PLC	194,180
563	X5 Retail Group NV GDR(b)	23,730

		711,084

FOOD, BEVERAGE & TOBACCO - 0.9%

1,647	Anadolu Efes Biracilik Ve Malt Sanayii AS	23,310
24,732	China Agri-Industries Holdings, Ltd.	27,726
2,749	Cosan SA Industria e Comercio	42,940
8,321	Diageo PLC	158,057
634	Diageo PLC ADR	48,323

Shares		Value ($)

COMMON STOCK — (continued)

FOOD, BEVERAGE & TOBACCO — (continued)

67,852	Global Bio-Chem Technology Group Co., Ltd.(b)	11,079
8,319	Nestle SA	478,762
864	Nestle SA ADR	49,663
4,807	Unilever NV	150,929

		990,789

HEALTH CARE EQUIPMENT & SERVICES - 0.6%

4,694	Cie Generale d’Optique Essilor International SA	349,051
98	Diagnosticos Da America SA	1,259
1,516	Fleury SA	22,366
2,199	Fresenius SE & Co. KGaA	203,682
9,085	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	25,930
2,800	Sinopharm Group Co., Class H	9,935

		612,223

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

1,000	Natura Cosmeticos SA	28,271
5,037	Reckitt Benckiser Group PLC	258,531
6,700	Unicharm Corp.	244,540

		531,342

INSURANCE - 1.1%

45,187	AIA Group, Ltd.(b)	139,136
14,956	AXA SA	312,950
4,855	China Life Insurance Co., Ltd., Class H	18,226
836	Porto Seguro SA	14,138
29,988	Prudential PLC	339,609
11,200	Sony Financial Holdings, Inc.	222,973
427	Zurich Financial Services AG	120,000

		1,167,032

MATERIALS - 3.1%

815	Anglo American PLC	41,896
2,464	Antofagasta PLC	53,755
3,215	Aquarius Platinum, Ltd.	17,810
2,394	Barrick Gold Corp.	124,272
12,370	BHP Billiton PLC	487,781
66,599	China Lumena New Materials Corp.	23,974
18,850	China Molybdenum Co., Ltd., Class H	16,431
3,150	Eurasian Natural Resources Corp. PLC	47,287
2,635	Kinross Gold Corp.	41,391
2,742	Linde AG	433,672
95,130	Lynas Corp., Ltd.(b)	221,352
541	Mechel(b)	5,902
1,664	Mechel ADR	51,235
2,605	New World Resources NV, Class A	42,801
366	OCI Materials Co., Ltd.	44,776
89	POSCO	40,973
6,382	Potash Corp. of Saskatchewan, Inc.	375,211
2,246	Potash Corp. of Saskatchewan, Inc.
		132,357
8,376	Rio Tinto PLC	587,938
731	Sociedad Quimica y Minera de Chile SA ADR	40,395

30 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Shares		Value ($)

Foreign Equity — (continued)

COMMON STOCK — (continued)

MATERIALS — (continued)

995	Syngenta AG	324,652
6,369	Taiwan Fertilizer Co., Ltd.	18,735
9,998	Taiyo Nippon Sanso Corp.	83,598
1,458	Tata Steel, Ltd.	20,344
3,684	ThyssenKrupp AG	150,723

		3,429,261

MEDIA - 0.1%

1,144	Grupo Televisa SA ADR(b)	28,062
13,125	Zee Entertainment Enterprises, Ltd.	36,377

		64,439

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%

2,213	Bayer AG	171,596
48,218	Lijun International Pharmaceutical Holding, Ltd.	13,514
4,437	Novartis AG	241,626
3,462	Novartis AG ADR	188,160
2,566	Teva Pharmaceutical Industries, Ltd. ADR	128,736

		743,632

REAL ESTATE - 0.3%

1,172	Iguatemi Empresa de Shopping Centers SA	28,746
6,982	Mitsubishi Estate Co., Ltd.	118,529
8,000	Sumitomo Realty & Development Co., Ltd.	160,618
6,999	Wharf Holdings, Ltd.	48,275

		356,168

RETAILING - 0.1%

10,299	Belle International Holdings, Ltd.	18,881
202	E-Commerce China Dangdang, Inc. ADR(b)	4,167
30,228	Esprit Holdings, Ltd.	138,739

		161,787

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%

490	Samsung Electronics Co., Ltd.	416,318
2,825	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,409
175,483	Taiwan Semiconductor Manufacturing Co., Ltd.	421,305

		872,032

SOFTWARE & SERVICES - 1.3%

5,879	Autonomy Corp. PLC(b)	149,743
5,133	Baidu, Inc. ADR(b)	707,378
3,405	Cap Gemini SA	198,042
3,025	HCL Technologies, Ltd.	32,421
420	Infosys Technologies, Ltd.	30,527
2,286	Longtop Financial Technologies, Ltd. ADR(b)	71,826
3,153	SAP AG	193,296
1,888	Telvent GIT SA(b)	54,960
300	Tencent Holdings, Ltd.	7,309

		1,445,502

Shares		Value ($)

COMMON STOCK — (continued)

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%

66,785	Delta Electronics, Inc.	264,583
15,083	Hon Hai Precision Industry Co., Ltd.	52,830
1,350	HTC Corp.	52,794
4,317	Research In Motion, Ltd.(b)	243,332
13,414	Telefonaktiebolaget LM Ericsson, Class B	173,086
21,973	Wasion Group Holdings, Ltd.	11,808

		798,433

TELECOMMUNICATION SERVICES - 1.3%

4,294	America Movil SAB de CV, Class L ADR	249,481
21,372	China Unicom Hong Kong, Ltd.	35,500
8,120	Mobile Telesystems OJSC ADR	172,387
8,240	MTN Group, Ltd.	166,483
6,600	Softbank Corp.	264,382
9,020	Telefonica SA	226,118
2,419	Telefonica SA ADR	61,007
78,508	Vodafone Group PLC	222,115

		1,397,473

TRANSPORTATION - 0.2%

14	AP Moller - Maersk AS, Class B	131,870
11,528	International Consolidated Airlines Group(b)	41,947

		173,817

UTILITIES - 0.5%

31,248	National Grid PLC	297,528
28,518	Power Grid Corp. of India, Ltd.(b)	65,164
5,705	Veolia Environnement SA	177,626

		540,318

	Total Common Stock (Cost $22,563,792)	25,747,941

PREFERRED STOCK - 0.7%

AUTOMOBILES & COMPONENTS - 0.3%

1,883	Volkswagen AG	305,830

BANKS - 0.1%

2,999	Itau Unibanco Holding SA	71,456

ENERGY - 0.0%

3,330	Petroleo Brasileiro SA	58,238

MATERIALS - 0.3%

1,950	Usinas Siderurgicas de Minas Gerais SA, Class A	23,651
7,545	Vale SA ADR	222,728
4,133	Vale SA, Class A	120,503

		366,882

	Total Preferred Stock (Cost $605,850)	802,406

	Total Foreign Equity (Cost $23,169,642)	26,550,347

See accompanying Notes to Financial Statements | 31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 31.8%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%

	Federal Home Loan Mortgage Corp. REMIC
	(Series 2852) (Class OJ)
2,358	0.00%, 09/15/34(d)	2,358
	(Series 2647) (Class DI)
4,409	4.50%, 10/15/16(e)	45
	(Series 2645) (Class BI)
23,882	4.50%, 02/15/18(e)	1,618
	(Series 2643) (Class IM)
28,551	4.50%, 03/15/18(e)	2,493
	(Series 2590) (Class YQ)
12,208	5.00%, 05/15/17(e)	664
	(Series 2781) (Class CI)
16,683	5.00%, 11/15/17(e)	641
	(Series 2781) (Class IC)
21,432	5.00%, 05/15/18(e)	1,610
	(Series 2763) (Class JI)
25,952	5.00%, 10/15/18(e)	2,456
	(Series 2722) (Class PI)
6,240	5.00%, 06/15/28(e)	127
	(Series 3471) (Class Z)
34,269	5.00%, 05/15/38	35,881
	(Series 2682) (Class HI)
10,101	5.50%, 04/15/17(e)	256
	(Series 2631) (Class DI)
34,691	5.50%, 06/15/33(e)	8,525
	(Series 3806) (Class DS)
149,913	6.34%, 08/15/25(e)(f)	24,797
	(Series 1980) (Class IO)
7,026	7.50%, 07/15/27(e)	1,583
	(Series 33) (Class D)
303	8.00%, 04/15/20	330
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
637	0.00%, 08/01/27(d)	538
	(Series 227) (Class IO)
92,482	5.00%, 12/01/34(e)	19,925
	(Series 147) (Class IO)
1,320	8.00%, 02/01/23(e)	268
	(Series 171) (Class IO)
1,354	8.00%, 07/01/24(e)	288
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
254,141	0.08%, 09/25/43(e)(f)	2,218
	Federal National Mortgage Assoc.
	(Series 2003-W18) (Class 1IO2)
142,408	0.97%, 08/25/43(e)(f)	4,182
	(Series 2003-W19) (Class 1IO2)
84,002	1.08%, 11/25/33(e)(f)	3,761
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
959	0.00%, 12/25/22(d)	877
	(Series 2003-89) (Class IO)
108,774	1.19%, 12/25/42(e)(f)	2,957

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE

OBLIGATIONS — (continued)

	(Series 2003-64) (Class KI)
3,342	4.50%, 05/25/18(e)	124
	(Series 2003-41) (Class BI)
6,707	5.00%, 08/25/17(e)	407
	(Series 2003-79) (Class HI)
13,630	5.00%, 10/25/22(e)	1,090
	(Series 2003-61) (Class IJ)
47,199	5.00%, 02/25/32(e)	5,034
	(Series 2007-109) (Class VZ)
29,524	5.00%, 10/25/35	29,980
	(Series 2008-67) (Class ZW)
26,690	5.00%, 07/25/38	27,768
	(Series 2008-67) (Class ZM)
33,230	5.00%, 08/25/38	34,704
	(Series 2010-98) (Class DI)
189,187	5.00%, 09/25/40(e)	30,904
	(Series 2002-94) (Class BZ)
157,257	5.50%, 01/25/33	172,025
	(Series 2008-61) (Class SB)
89,950	5.74%, 07/25/38(e)(f)	10,875
	(Series 2003-30) (Class CS)
1,941	7.44%, 08/25/16(e)(f)	36
	(Series 1992-77) (Class K)
5	8.00%, 05/25/22(e)	126
	(Series 2003-90) (Class SL)
27,307	16.03%, 03/25/31(f)	31,622
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
41,219	0.00%, 12/01/34(d)	35,387
	(Series 362) (Class 2)
48,012	4.50%, 08/01/35(e)	9,002
	(Series 364) (Class 1)
83,737	4.50%, 09/01/35(e)	15,701
	(Series 378) (Class 1)
60,086	4.50%, 01/01/36(e)	11,266
	(Series 387) (Class 2)
48,089	5.00%, 03/25/38(e)	9,059
	(Series 387) (Class 1)
44,872	5.00%, 05/25/38(e)	7,834
	(Series 346) (Class 2)
12,511	5.50%, 12/01/33(e)	2,740
	(Series 252) (Class 2)
18,265	7.50%, 11/01/23(e)	3,225
	(Series 237) (Class 2)
986	8.00%, 08/01/23(e)	210
	(Series 264) (Class 2)
4,858	8.00%, 07/01/24(e)	1,105
	(Series 12) (Class 2)
204	8.50%, 03/01/17(e)	31
	(Series 7) (Class 2)
448	8.50%, 04/01/17(e)	71
	(Series 28) (Class 2)
78	8.50%, 01/01/18(e)	12
	(Series 150) (Class 2)
504	8.50%, 07/25/22(e)	131
	(Series 163) (Class 2)
726	8.50%, 07/25/22(e)	117
	(Series 137) (Class 2)
968	9.00%, 05/25/22(e)	178

32 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

	Government National Mortgage Assoc.
	(Series 2010-98) (Class PI)
177,409	4.50%, 10/20/37(e)	30,774
	(Series 2010-94) (Class PI)
146,646	4.50%, 12/20/37(e)	25,513
	(Series 2010-101) (Class GI)
98,815	4.50%, 02/20/38(e)	17,027
	(Series 2010-130) (Class PI)
102,927	4.50%, 08/16/39(e)	19,666
	(Series 2009-106) (Class VZ)
70,418	4.50%, 11/20/39	69,005
	(Series 2010-42) (Class IA)
95,034	5.00%, 10/20/37(e)	14,734
	(Series 2010-107) (Class SG)
213,637	5.89%, 02/20/38(e)(f)	31,572
	(Series 2007-17) (Class IC)
74,671	5.99%, 04/16/37(e)(f)	11,820
	(Series 2010-4) (Class SP)
256,279	6.24%, 01/16/39(e)(f)	41,811
	(Series 2010-68) (Class SD)
585,292	6.32%, 06/20/40(e)(f)	102,278
	(Series 2010-101) (Class SD)
349,903	6.34%, 08/20/40(e)(f)	64,277
	(Series 2010-125) (Class CS)
573,068	6.39%, 06/20/40(e)(f)	96,761
	Vendee Mortgage Trust
	(Series 2010-1) (Class DI)
151,541	0.38%, 04/15/40(e)(f)	5,400
	(Series 2003-2) (Class IO)
87,316	0.86%, 05/15/33(e)(f)	3,162

	Total Agency Collateralized Mortgage Obligations (Cost $1,028,369)	1,092,962

AGENCY MORTGAGE BACKED - 9.9%

	Federal Home Loan Mortgage Corp.
4,541	4.50%, 06/01/33	4,663
7,620	4.50%, 02/01/35	7,803
14,360	5.00%, 07/01/35	15,135
20,285	5.00%, 07/01/35	21,379
9,092	5.00%, 07/01/35	9,582
4,519	5.00%, 07/01/35	4,762
561,335	5.00%, 08/01/40	586,698
5,507	5.50%, 05/01/20	6,021
101,065	5.50%, 01/01/38	109,243
57,287	5.50%, 04/01/39	61,461
723	6.00%, 04/01/17	786
1,624	6.00%, 06/01/17	1,767
2,425	6.00%, 05/01/20	2,657
11,027	6.00%, 08/01/29	12,132
8,699	6.00%, 06/01/33	9,572
10,105	6.00%, 09/01/33	11,118
10,764	6.00%, 10/01/33	11,843
5,986	6.00%, 10/01/33	6,586
5,755	6.00%, 10/01/33	6,332
19,162	6.00%, 11/01/33	21,084
7,742	6.00%, 03/01/34	8,540
3,435	6.00%, 05/01/34	3,790
5,679	6.00%, 11/01/34	6,230

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)

8,105	6.00%, 12/01/34	8,940
5,989	6.00%, 12/01/34	6,606
5,778	6.00%, 03/01/35	6,352
4,432	6.00%, 05/01/35	4,872
87,311	6.00%, 06/01/37	95,986
82,205	6.00%, 11/01/37	90,372
12,543	6.50%, 06/01/29	14,178
854	7.00%, 10/01/16	934
237	7.00%, 06/01/29	273
551	7.00%, 08/01/29	634
1,990	7.00%, 12/01/29	2,290
4,707	7.00%, 04/01/31	5,416
4,036	7.00%, 07/01/34	4,641
4,058	7.00%, 12/01/34	4,666
4,168	7.00%, 12/01/34	4,793
3,628	7.00%, 02/01/35	4,172
3,352	7.00%, 08/01/36	3,831
8,947	7.50%, 12/01/30	10,378
1,583	7.50%, 09/01/33	1,840
227	8.00%, 04/01/30	268
2,592	8.00%, 11/01/30	3,064
465	9.00%, 04/01/16	527
575	9.00%, 07/01/16	652
713	9.00%, 06/01/21	808
	Federal National Mortgage Assoc.
9,019	4.00%, 05/01/19	9,439
31,413	4.00%, 06/01/19	32,875
1,540,000	4.50%, TBA(g)	1,567,672
12,009	4.50%, 05/01/18	12,720
11,350	4.50%, 05/01/19	12,001
12,940	4.50%, 05/01/19	13,681
20,640	4.50%, 05/01/19	21,822
11,311	4.50%, 05/01/19	11,959
11,092	4.50%, 06/01/19	11,728
5,625	4.50%, 02/01/20	5,940
11,881	4.50%, 07/01/20	12,548
18,602	4.50%, 08/01/20	19,645
6,758	4.50%, 07/01/33	6,963
5,583	4.50%, 04/01/34	5,738
9,440	4.50%, 12/01/34	9,703
19,387	4.50%, 12/01/34	19,927
547,575	4.50%, 10/01/39	558,199
157,209	4.50%, 02/01/40	160,260
354,720	4.50%, 09/01/40	361,603
83,192	4.50%, 10/01/40	84,807
750,000	5.00%, TBA(g)	784,687
16,245	5.00%, 07/01/20	17,447
38,240	5.00%, 03/01/34	40,316
6,851	5.00%, 10/01/34	7,216
12,982	5.00%, 06/01/35	13,713
8,180	5.00%, 06/01/35	8,641
42,294	5.00%, 07/01/35	44,518
20,345	5.00%, 07/01/35	21,414
13,832	5.00%, 07/01/35	14,559
15,317	5.00%, 07/01/35	16,179
12,590	5.00%, 08/01/35	13,252
21,769	5.00%, 03/01/39	23,048
20,013	5.00%, 04/01/39	21,071
17,291	5.00%, 04/01/39	18,200
313,231	5.00%, 08/01/40	328,325
169,122	5.00%, 11/01/40	177,271
253,582	5.00%, 11/01/40	265,802
732	5.32%, 03/01/37(f)	740
6,648	5.50%, 03/01/14	7,199
7,755	5.50%, 04/01/14	8,398

See accompanying Notes to Financial Statements | 33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)

13,004	5.50%, 05/01/14	14,082
585	5.50%, 05/01/14	634
7,329	5.50%, 06/01/20	8,029
9,364	5.50%, 06/01/20	10,258
5,102	5.50%, 06/01/20	5,589
5,882	5.50%, 06/01/20	6,443
6,294	5.50%, 06/01/20	6,894
6,522	5.50%, 06/01/20	7,144
8,164	5.50%, 07/01/20	8,942
7,304	5.50%, 07/01/20	8,001
13,907	5.50%, 07/01/20	15,234
12,768	5.50%, 07/01/20	13,986
11,133	5.50%, 07/01/20	12,195
7,103	5.50%, 07/01/33	7,650
6,298	5.50%, 08/01/33	6,783
5,052	5.50%, 06/01/35	5,457
4,044	5.50%, 06/01/35	4,368
6,170	5.50%, 06/01/35	6,664
5,073	5.50%, 07/01/35	5,479
6,925	5.50%, 08/01/35	7,480
15,262	5.50%, 11/01/35	16,408
70,619	5.50%, 12/01/35	75,900
23,557	5.50%, 05/01/37	25,400
62,644	5.50%, 06/01/37	67,329
17,765	5.50%, 08/01/37	19,093
192,483	5.50%, 08/01/37	207,059
81,329	5.50%, 04/01/38	87,539
243,811	5.50%, 01/01/39	261,359
1,168	5.53%, 04/01/37(f)	1,243
2,043	6.00%, 07/01/14	2,225
228	6.00%, 04/01/18	249
5,599	6.00%, 02/01/20	6,154
2,629	6.00%, 05/01/33	2,894
4,224	6.00%, 06/01/33	4,649
4,231	6.00%, 06/01/33	4,657
5,315	6.00%, 07/01/33	5,849
4,398	6.00%, 07/01/33	4,840
8,384	6.00%, 07/01/33	9,227
8,362	6.00%, 08/01/33	9,204
12,203	6.00%, 08/01/33	13,431
12,847	6.00%, 10/01/33	14,140
9,967	6.00%, 10/01/33	10,970
4,665	6.00%, 10/01/33	5,135
5,813	6.00%, 11/01/33	6,398
7,422	6.00%, 12/01/33	8,169
10,896	6.00%, 01/01/34	12,033
5,682	6.00%, 02/01/34	6,275
154,511	6.00%, 03/01/34	170,056
7,909	6.00%, 04/01/34	8,734
8,126	6.00%, 05/01/34	8,961
9,509	6.00%, 07/01/34	10,458
5,972	6.00%, 10/01/34	6,595
8,739	6.00%, 11/01/34	9,651
4,867	6.00%, 12/01/34	5,350
5,566	6.00%, 12/01/34	6,146
11,905	6.00%, 01/01/35	13,148
7,873	6.00%, 01/01/35	8,694
6,669	6.00%, 02/01/35	7,365
4,722	6.00%, 03/01/35	5,215
7,078	6.00%, 06/01/35	7,790
10,720	6.00%, 06/01/35	11,799
11,571	6.00%, 06/01/35	12,735
12,236	6.00%, 06/01/35	13,467
12,158	6.00%, 06/01/35	13,381

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)

5,699	6.00%, 07/01/35	6,294
4,092	6.00%, 07/01/35	4,504
9,837	6.00%, 08/01/35	10,808
190,000	6.50%, TBA(g)	212,978
550	6.50%, 01/01/15	602
828	6.50%, 02/01/16	908
2,723	6.50%, 08/01/17	2,994
400	6.50%, 09/01/17	440
993	6.50%, 10/01/17	1,091
1,078	6.50%, 10/01/18	1,185
21,477	6.50%, 01/01/19	23,648
1,163	6.50%, 03/01/19	1,281
208	6.50%, 05/01/24	235
187	6.50%, 10/01/28	212
176	6.50%, 05/01/29	199
4,028	6.50%, 07/01/29	4,558
1,833	6.50%, 07/01/32	2,073
2,938	6.50%, 09/01/32	3,324
1,895	6.50%, 09/01/32	2,144
921	6.50%, 11/01/32	1,042
875	6.50%, 12/01/32	990
294	6.50%, 01/01/33	333
2,678	6.50%, 01/01/33	3,030
2,141	6.50%, 06/01/33	2,422
1,762	6.50%, 11/01/33	1,998
2,617	6.50%, 01/01/34	2,959
574	6.50%, 02/01/34	644
4,638	6.50%, 07/01/34	5,244
3,686	6.50%, 08/01/34	4,178
430	7.00%, 10/01/16	477
1,480	7.00%, 04/01/17	1,641
4,622	7.00%, 08/01/17	5,131
248	7.00%, 05/01/33	283
1,549	7.00%, 12/01/33	1,770
27	7.50%, 09/01/13	27
73	7.50%, 05/01/15	81
16	7.50%, 09/01/15	16
6,028	7.50%, 05/01/17	6,681
64	7.50%, 06/01/17	65
3,490	7.50%, 12/01/23	4,018
263	7.50%, 12/01/26	305
757	7.50%, 09/01/29	879
1,683	7.50%, 08/01/31	1,957
6,220	7.50%, 09/01/31	7,232
548	7.50%, 10/01/31	637
7,930	7.50%, 11/01/31	9,208
2,210	7.50%, 01/01/32	2,570
1,291	7.50%, 05/01/32	1,502
1,440	7.50%, 06/01/32	1,675
1,117	7.50%, 07/01/32	1,299
364	7.50%, 12/01/32	424
751	7.50%, 01/01/33	874
538	7.50%, 03/01/33	625
235	7.50%, 12/01/33	273
896	7.50%, 03/01/34	1,042
60	8.00%, 12/01/11	62
216	8.00%, 12/01/12	223
308	8.00%, 07/01/15	311
964	8.00%, 12/01/15	1,064
2,729	8.00%, 11/01/25	3,185
834	8.00%, 09/01/30	975
3,002	8.00%, 11/01/30	3,510
2,838	8.00%, 12/01/30	3,318
2,455	8.00%, 09/01/32	2,877
63	8.00%, 12/01/32	74

34 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)

164	8.00%, 01/01/33	193
1,709	8.00%, 11/01/33	1,997
292	8.50%, 07/01/30	297
1,712	8.50%, 05/01/31	2,014
5	9.00%, 04/01/16	5
2,524	9.00%, 12/01/17	2,674
3,159	9.00%, 12/01/22	3,630
	Government National Mortgage Assoc.
2,705,000	4.50%, TBA(g)	2,786,150
8,717	4.50%, 08/15/33	9,066
27,060	4.50%, 10/15/33	28,144
7,475	4.50%, 10/15/33	7,774
9,703	4.50%, 10/15/33	10,092
20,526	4.50%, 09/15/34	21,309
21,137	5.00%, 08/15/33	22,579
4,800	6.00%, 04/15/30	5,372
15,656	6.00%, 07/15/33	17,325
6,978	6.00%, 04/15/34	7,757
1,621	6.00%, 06/15/35	1,814
7,818	6.00%, 09/15/36	8,749
1,008	6.50%, 02/15/24	1,146
12,208	6.50%, 06/15/24	13,813
3,470	6.50%, 04/15/28	3,931
7,003	6.50%, 04/15/28	7,932
11,785	6.50%, 04/15/32	13,349
3,897	6.50%, 08/15/32	4,414
4,026	6.50%, 01/15/33	4,556
12,372	6.50%, 06/15/34	14,210
11,213	6.50%, 06/15/34	12,880
3,223	6.50%, 08/15/34	3,665
10,189	6.50%, 08/15/34	11,671
10,349	6.50%, 07/15/36	11,886
8,180	6.50%, 08/15/36	9,395
630	7.00%, 03/15/12	635
4,666	7.00%, 04/15/28	5,397
3,491	7.00%, 10/15/30	4,042
9,891	7.00%, 06/15/34	11,361
8,197	7.00%, 08/15/36	9,422
6,294	7.00%, 09/15/36	7,227
151	8.00%, 09/15/29	160
106	8.00%, 06/15/30	125
20,345	8.50%, 10/15/17	23,029
19,824	9.00%, 11/15/16	22,421
4,170	9.00%, 01/15/17	4,757
1,999	9.00%, 11/15/17	2,263
588	9.00%, 11/15/17	665
678	9.00%, 12/15/21	797

	Total Agency Mortgage Backed (Cost $10,739,868)	10,856,288

ASSET BACKED - 0.8%

	Bear Stearns Asset Backed
	Securities Trust
	(Series 2003-ABF1) (Class A)
3,226	0.62%, 01/25/34(f)	2,642
	Citicorp Residential Mortgage
	Securities, Inc.
	(Series 2006-2) (Class A5)
30,000	6.04%, 09/25/36(h)	26,084

Principal Amount ($)		Value ($)

ASSET BACKED — (continued)

	Countrywide Asset-Backed
	Certificates
	(Series 2005-3) (Class AF4)
416,522	5.31%, 08/25/35(f)	397,640
	Mid-State Trust
	(Series 6) (Class A3)
4,741	7.54%, 07/01/35(i)	4,804
	Popular ABS Mortgage
	Pass-Through Trust
	(Series 2005-5) (Class AF4)
25,000	5.30%, 11/25/35(h)	21,552
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
2,783	0.76%, 07/25/32(f)	1,549
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
425,739	5.23%, 08/25/35(f)	408,996

	Total Asset Backed
	(Cost $833,777)	863,267

CORPORATE NOTES - 9.1%

BANKS - 1.0%

	ABN Amro Bank NV
200,000	3.00%, 01/31/14(c)	199,779
	Banco de Credito del Peru
21,000	4.75%, 03/16/16(c)	20,790
	Banco Mercantil del Norte SA
8,000	6.14%, 10/13/16(f)	8,040
	BanColombia SA
10,000	6.13%, 07/26/20	10,050
	Bombardier, Inc.
61,000	7.75%, 03/15/20(c)	66,566
	Central American Bank for
	Economic Integration
40,000	5.38%, 09/24/14(c)	43,238
	Ex-ImBank of Ukraine
100,000	7.65%, 09/07/11	101,494
	First Horizon National Corp.
62,000	5.38%, 12/15/15	64,843
	Huntington Bancshares, Inc.
29,000	7.00%, 12/15/20	32,073
	ING Bank NV
200,000	4.00%, 03/15/16(c)	199,943
	KeyCorp
40,000	5.10%, 03/24/21	39,830
	Kreditanstalt fuer Wiederaufbau
145,000	3.50%, 03/10/14	153,515
10,000	4.13%, 10/15/14	10,877
28,000	4.50%, 07/16/18	30,316
	National Agricultural Cooperative
	Federation
100,000	4.25%, 01/28/16(c)	101,821
	Wells Fargo & Co.
62,000	3.68%, 06/15/16	62,440

		1,145,615

CAPITAL GOODS - 0.2%

	Amsted Industries, Inc.
37,000	8.13%, 03/15/18(c)	39,636

See accompanying Notes to Financial Statements | 35

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

CAPITAL GOODS — (continued)

	Cargill, Inc.
62,000	5.20%, 01/22/13(c)	66,251
25,000	6.00%, 11/27/17(c)	28,051
	Textron, Inc.
50,000	6.20%, 03/15/15	54,618

		188,556

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%

	Republic Services, Inc.
32,000	5.25%, 11/15/21	33,567
38,000	5.50%, 09/15/19	40,840

		74,407

CONSUMER DURABLES & APPAREL - 0.0%

	Hanesbrands, Inc.
33,000	6.38%, 12/15/20	32,340

CONSUMER SERVICES - 0.1%

	Wynn Las Vegas LLC
62,000	7.88%, 05/01/20	66,495

DIVERSIFIED FINANCIAL SERVICES - 0.2%

	HSBC Finance Corp.
174,000	6.68%, 01/15/21(c)	180,934
	Woodside Finance, Ltd.
77,000	4.50%, 11/10/14(c)	81,621

		262,555

DIVERSIFIED FINANCIALS - 1.4%

	Bank of America Corp.
70,000	4.50%, 04/01/15	72,755
95,000	5.63%, 07/01/20	97,709
165,000	5.75%, 12/01/17	174,086
25,000	6.50%, 08/01/16	27,697
	Citigroup, Inc.
162,000	5.00%, 09/15/14	169,294
65,000	5.13%, 05/05/14	69,359
21,000	6.13%, 11/21/17	22,914
27,000	6.38%, 08/12/14	29,869
	Goldman Sachs Capital I
43,000	6.35%, 02/15/34	41,441
	Goldman Sachs Group, Inc. (The)
51,000	3.63%, 02/07/16	50,574
47,000	3.70%, 08/01/15	47,394
69,000	5.38%, 03/15/20	70,182
40,000	6.25%, 02/01/41	39,968
21,000	6.75%, 10/01/37	21,247
	JP Morgan Chase Capital XXV
35,000	6.80%, 10/01/37	35,288
	JPMorgan Chase & Co.
85,000	5.13%, 09/15/14	91,304
	Merrill Lynch & Co., Inc.
16,000	6.05%, 08/15/12	17,009
61,000	6.88%, 04/25/18	67,848
	Morgan Stanley
102,000	5.50%, 01/26/20	102,621
100,000	5.63%, 09/23/19	102,305
67,000	6.00%, 04/28/15	73,036
100,000	6.63%, 04/01/18	110,067

		1,533,967

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

ENERGY - 1.2%

	Anadarko Petroleum Corp.
26,000	5.95%, 09/15/16	28,305
109,000	6.20%, 03/15/40	105,651
	BP Capital Markets PLC
21,000	3.13%, 10/01/15	21,139
21,000	4.50%, 10/01/20	20,879
	Chesapeake Energy Corp.
85,000	7.25%, 12/15/18	95,412
	Denbury Resources, Inc.
32,000	8.25%, 02/15/20	35,920
	El Paso Corp.
33,000	8.05%, 10/15/30	37,711
	Hess Corp.
43,000	5.60%, 02/15/41	41,224
	Noble Holding International, Ltd.
63,000	3.05%, 03/01/16	62,528
	Pacific Rubiales Energy Corp.
100,000	8.75%, 11/10/16(c)	114,750
	Pemex Project Funding Master
	Trust
10,000	6.63%, 06/15/35	10,081
10,000	6.63%, 06/15/38	10,007
	Petrobras International Finance Co.
39,000	3.88%, 01/27/16	39,456
	Petroleos de Venezuela SA
7,000	9.11%, 07/10/11(j)	6,877
	Petroleos Mexicanos
40,000	4.88%, 03/15/15	42,800
10,000	8.00%, 05/03/19	12,060
	Pioneer Natural Resources Co.
66,000	7.50%, 01/15/20	74,661
	Plains All American Pipeline LP
40,000	3.95%, 09/15/15	41,292
62,000	5.00%, 02/01/21	62,304
	Power Sector Assets & Liabilities
	Management Corp.
100,000	7.25%, 05/27/19	114,084
	Rockies Express Pipeline LLC
60,000	5.63%, 04/15/20(c)	59,747
	Transocean, Inc.
13,000	6.00%, 03/15/18	14,056
8,000	6.80%, 03/15/38	8,437
	Valero Energy Corp.
49,000	6.13%, 02/01/20	53,088
	Weatherford International, Inc.
45,000	6.35%, 06/15/17	49,740
	Weatherford International, Ltd.
75,000	6.75%, 09/15/40	77,997
	Williams Partners LP
83,000	5.25%, 03/15/20	86,738

		1,326,944

FOOD & STAPLES RETAILING - 0.2%

	CVS Caremark Corp.
34,000	3.25%, 05/18/15	34,571
15,000	5.75%, 06/01/17	16,544
44,000	6.13%, 09/15/39	44,956
	Ingles Markets, Inc.
74,000	8.88%, 05/15/17	79,828

		175,899

36 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

FOOD, BEVERAGE & TOBACCO - 0.5%

	Alliance One International, Inc.
12,000	10.00%, 07/15/16	12,225
	Anheuser-Busch InBev Worldwide,
	Inc.
62,000	3.63%, 04/15/15	64,210
72,000	5.38%, 11/15/14(c)	79,303
	Archer-Daniels-Midland Co.
115,000	5.75%, 03/01/41	118,169
	Kraft Foods, Inc.
43,000	4.13%, 02/09/16	44,663
105,000	5.38%, 02/10/20	111,049
84,000	6.50%, 02/09/40	90,021

		519,640

HEALTH CARE EQUIPMENT & SERVICES - 0.2%

	Fresenius Medical Care US Finance, Inc.
45,000	5.75%, 02/15/21(c)	43,819
	HCA, Inc.
37,000	9.25%, 11/15/16	40,006
	Roche Holdings, Inc.
55,000	6.00%, 03/01/19(c)	62,441
	UnitedHealth Group, Inc.
31,000	5.80%, 03/15/36	30,897

		177,163

INSURANCE - 0.4%

	American International Group, Inc.
21,000	5.85%, 01/16/18	21,935
	Chubb Corp.
23,000	6.38%, 03/29/67(f)	24,323
	CNA Financial Corp.
59,000	5.75%, 08/15/21	60,523
	Lincoln National Corp.
36,000	6.25%, 02/15/20	39,753
34,000	8.75%, 07/01/19	43,119
	Nationwide Mutual Insurance Co.
20,000	6.60%, 04/15/34(c)	18,565
18,000	7.88%, 04/01/33(c)	19,155
8,000	9.38%, 08/15/39(c)	9,756
	Protective Life Corp.
75,000	8.45%, 10/15/39	83,899
	Prudential Financial, Inc.
85,000	3.88%, 01/14/15	87,968
26,000	5.40%, 06/13/35	24,413
	Willis Group Holdings PLC
49,000	4.13%, 03/15/16	48,802

		482,211

MATERIALS - 0.5%

	Alcoa, Inc.
38,000	6.15%, 08/15/20	40,227
	ArcelorMittal
29,000	3.75%, 03/01/16	28,979
80,000	5.50%, 03/01/21	78,981
	Boise Paper Holdings LLC
55,000	8.00%, 04/01/20	59,675
	Corp Nacional del Cobre de Chile
100,000	3.75%, 11/04/20(c)	93,885
6,000	5.63%, 09/21/35(c)	6,192

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

MATERIALS — (continued)

	Georgia-Pacific LLC
114,000	5.40%, 11/01/20(c)	112,780
	Inversiones CMPC SA
7,000	4.75%, 01/19/18(c)	6,907
	Southern Copper Corp.
56,000	5.38%, 04/16/20	57,204
58,000	6.75%, 04/16/40	58,590
	Xstrata Finance Canada, Ltd.
35,258	5.80%, 11/15/16(c)	39,098

		582,518

MEDIA - 1.0%

	CBS Corp.
76,000	5.75%, 04/15/20	80,524
	CCO Holdings LLC
101,000	7.88%, 04/30/18	107,817
20,000	8.13%, 04/30/20	21,850
	COX Communications, Inc.
83,000	6.25%, 06/01/18(c)	92,681
	DIRECTV Holdings LLC
43,000	3.55%, 03/15/15	43,976
48,000	4.75%, 10/01/14	51,727
40,000	5.88%, 10/01/19	43,320
	News America, Inc.
71,000	4.50%, 02/15/21(c)	69,698
81,000	6.65%, 11/15/37	85,223
	Ticketmaster Entertainment LLC
250,000	10.75%, 08/01/16	274,375
	Time Warner Cable, Inc.
54,000	6.75%, 07/01/18	61,434
19,000	7.50%, 04/01/14	21,793
	Time Warner, Inc.
57,000	3.15%, 07/15/15	57,784
72,000	5.88%, 11/15/16	80,423
48,000	6.20%, 03/15/40	47,723

		1,140,348

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

	Agilent Technologies, Inc.
24,000	5.50%, 09/14/15	26,128
	Allergan, Inc.
85,000	3.38%, 09/15/20	79,736
	Mylan, Inc.
23,000	7.88%, 07/15/20(c)	25,128
	Teva Pharmaceutical Finance II BV
87,000	3.00%, 06/15/15	87,937
	Wyeth
45,000	5.50%, 03/15/13	48,797

		267,726

REAL ESTATE - 0.2%

	Duke Realty LP
21,000	6.50%, 01/15/18	23,170
	HCP, Inc.
16,000	3.75%, 02/01/16	16,099
41,000	5.38%, 02/01/21	41,484
	WEA Finance LLC
84,000	6.75%, 09/02/19(c)	96,541
17,000	7.50%, 06/02/14(c)	19,473

		196,767

See accompanying Notes to Financial Statements | 37

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

RETAILING - 0.1%

	Home Depot, Inc.
40,000	4.40%, 04/01/21	40,016
16,000	5.95%, 04/01/41	16,011
	QVC, Inc.
44,000	7.50%, 10/01/19(c)	46,420

		102,447

TELECOMMUNICATION SERVICES - 0.8%

	American Tower Corp.
58,000	4.50%, 01/15/18	57,043
	AT&T, Inc.
211,000	6.40%, 05/15/38	216,124
50,000	6.70%, 11/15/13	56,316
	CenturyLink, Inc.
28,000	6.88%, 01/15/28	28,364
	Cincinnati Bell, Inc.
64,000	8.25%, 10/15/17	64,800
	Crown Castle Towers LLC
100,000	4.88%, 08/15/20(c)	100,255
32,000	6.11%, 01/15/20(c)	34,743
	Frontier Communications Corp.
35,000	7.13%, 03/15/19(c)	35,700
	MetroPCS Wireless, Inc.
19,000	6.63%, 11/15/20	19,024
	PAETEC Holding Corp.
50,000	8.88%, 06/30/17	54,125
	Telecom Italia Capital SA
40,000	5.25%, 10/01/15	41,444
36,000	6.00%, 09/30/34	32,672
	Telefonica Emisiones SAU
41,000	3.99%, 02/16/16	41,244
	Verizon Communications, Inc.
39,000	5.50%, 02/15/18	42,578
33,000	6.40%, 02/15/38	34,688
	Windstream Corp.
35,000	7.75%, 10/01/21(c)	35,744
8,000	7.88%, 11/01/17	8,620

		903,484

TRANSPORTATION - 0.0%

	RailAmerica, Inc.
43,000	9.25%, 07/01/17	47,784

UTILITIES - 0.8%

	AES Corp. (The)
13,000	8.00%, 10/15/17(c)	14,040
	AES El Salvador Trust
100,000	6.75%, 02/01/16(c)	99,000
	AES Panama SA
20,000	6.35%, 12/21/16(c)	21,320
	Ameren Illinois Co.
30,000	9.75%, 11/15/18	38,752
	Arizona Public Service Co.
20,000	6.25%, 08/01/16	22,590
	Calpine Corp.
48,000	7.25%, 10/15/17(c)	50,160
	Capex SA
7,000	10.00%, 03/10/18(c)	6,895
	Consolidated Edison Co. of New
	York, Inc.
18,000	5.85%, 04/01/18	20,389

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

UTILITIES — (continued)

30,000	6.65%, 04/01/19	35,438
	Exelon Corp.
48,000	4.90%, 06/15/15	50,491
	Majapahit Holding BV
100,000	7.25%, 10/17/11(c)	103,250
	Midamerican Energy Holdings Co.
40,000	6.13%, 04/01/36	42,566
	National Power Corp.
22,000	4.56%, 08/23/11(f)	22,188
	NextEra Energy Capital Holdings,
	Inc.
85,000	2.60%, 09/01/15	82,727
	Nisource Finance Corp.
32,000	6.13%, 03/01/22	34,890
	Oglethorpe Power Corp.
42,000	5.38%, 11/01/40	39,527
	Pacific Gas & Electric Co.
30,000	5.80%, 03/01/37	30,430
50,000	6.05%, 03/01/34	52,265
	PacifiCorp
2,000	6.25%, 10/15/37	2,219
	Union Electric Co.
48,000	6.70%, 02/01/19	55,480

		824,617

	Total Corporate Notes (Cost $9,750,567)	10,051,483

MUNICIPAL BONDS AND NOTES - 0.2%

	American Municipal Power-Ohio, Inc.
30,000	8.08%, 02/15/50	34,197
	Municipal Electric Authority of Georgia
98,000	6.64%, 04/01/57	93,198
	New Jersey State Turnpike Authority
20,000	7.10%, 01/01/41	21,528
10,000	7.41%, 01/01/40	11,077
	New Jersey Transportation Trust Fund Authority
10,000	6.88%, 12/15/39	10,177
	South Carolina State Public Service Authority
20,000	6.45%, 01/01/50	21,303

	Total Municipal Bonds and Notes (Cost $190,409)	191,480

NON-AGENCY COLLATERALIZED MORTGAGE

BACKED SECURITIES - 2.3%

	Banc of America Commercial
	Mortgage, Inc.
	(Series 2006-4) (Class A4)
40,000	5.63%, 07/10/46	43,137
	(Series 2006-4) (Class AM)
40,000	5.68%, 07/10/46	41,004
	(Series 2006-4) (Class B)
40,000	5.73%, 07/10/46(f)	35,835
	(Series 2007-4) (Class A4)
140,000	5.74%, 02/10/51(f)	151,519

38 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

NON-AGENCY COLLATERALIZED MORTGAGE
BACKED SECURITIES — (continued)

	(Series 2008-1) (Class A4)
40,000	6.20%, 02/10/51(f)	44,268
	Bear Stearns Commercial
	Mortgage Securities
	(Series 2006-PW11) (Class A2)
35,000	5.40%, 03/11/39(f)	35,159
	(Series 2006-T22) (Class AM)
40,000	5.51%, 04/12/38(f)	42,270
	(Series 2006-PW13) (Class AJ)
50,000	5.61%, 09/11/41(f)	47,561
	(Series 2007-PW16) (Class AJ)
30,000	5.72%, 06/11/40(f)	25,549
	(Series 2006-PW12) (Class AM)
90,000	5.76%, 09/11/38(f)	92,931
	Citigroup Commercial Mortgage
	Trust
	(Series 2006-C5) (Class AJ)
30,000	5.48%, 10/15/49	28,413
	(Series 2008-C7) (Class A4)
40,000	5.82%, 12/10/49(f)	43,952
	Commercial Mortgage Pass
	Through Certificates
	(Series 2006-C7) (Class AJ)
40,000	5.79%, 06/10/46(f)	38,837
	(Series 2006-C7) (Class AM)
60,000	5.79%, 06/10/46(f)	62,446
	Credit Suisse Mortgage Capital
	Certificates
	(Series 2006-C1) (Class C)
100,000	5.54%, 02/15/39(f)	82,312
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
40,000	5.56%, 11/10/46(c)(f)	36,523
	Greenwich Capital Commercial
	Funding Corp.
	(Series 2006-GG7) (Class AM)
75,000	5.89%, 07/10/38(f)	77,961
	GS Mortgage Securities Corp.
100,000	5.73%, 03/10/21	95,195
	JP Morgan Chase Commercial
	Mortgage Securities Corp.
	(Series 2005-CB11) (Class A4)
140,000	5.34%, 08/12/37(f)	150,880
	(Series 2006-LDP8) (Class A4)
30,000	5.40%, 05/15/45	32,201
	(Series 2007-CB18) (Class A4)
80,000	5.44%, 06/12/47	84,471
	(Series 2006-LDP6) (Class B)
30,000	5.52%, 04/15/43(f)	27,694
	(Series 2007-CB20) (Class A4)
140,000	5.79%, 02/12/51(f)	151,016
	(Series 2007-CB20) (Class AM)
30,000	5.90%, 02/12/51(f)	30,777
	(Series 2007-CB20) (Class F)
15,000	6.19%, 02/12/51(f)(i)	8,465
	LB-UBS Commercial Mortgage
	Trust
	(Series 2004-C8) (Class XCL)
500,947	0.54%, 12/15/39(f)(i)	7,904

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE
BACKED SECURITIES — (continued)

	(Series 2004-C1) (Class XST)
497,032	1.00%, 01/15/36(i)	20,268
	(Series 2005-C5) (Class A4)
30,000	4.95%, 09/15/30	32,059
	(Series 2006-C1) (Class A4)
40,000	5.16%, 02/15/31	42,818
	(Series 2006-C1) (Class AJ)
40,000	5.28%, 02/15/41(f)	39,058
	(Series 2008-C1) (Class A2)
110,000	6.15%, 04/15/41(f)	121,376
	(Series 2008-C1) (Class AJ)
10,000	6.15%, 04/15/41(f)	9,231
	(Series 2007-C7) (Class AM)
20,000	6.17%, 09/15/45(f)	20,373
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class B)
35,000	5.66%, 05/12/39(f)	23,250
	(Series 2006-C1) (Class AJ)
75,000	5.67%, 05/12/39(f)	74,326
	Merrill Lynch/Countrywide
	Commercial Mortgage Trust
	(Series 2006-2) (Class AJ)
50,000	5.91%, 06/12/46(f)	48,134
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
20,000	5.16%, 10/12/52(f)	21,339
	(Series 2006-IQ11) (Class AJ)
25,000	5.73%, 10/15/42(f)	25,001
	(Series 2006-IQ11) (Class B)
20,000	5.73%, 10/15/42(f)	19,406
	(Series 2006-IQ11) (Class C)
38,000	5.73%, 10/15/42(f)	33,671
	(Series 2006-T23) (Class A4)
20,000	5.81%, 08/12/41(f)	22,198
	(Series 2007-IQ16) (Class A4)
173,250	5.81%, 12/12/49	187,485
	(Series 2008-T29) (Class AM)
40,000	6.28%, 01/11/43(f)	41,588
	OBP Depositor LLC Trust
	(Series 2010-OBP) (Class A)
30,000	4.65%, 07/15/45	30,525
	Structured Asset Securities Corp.
	(Series 1996-CFL) (Class X1)
20,012	2.10%, 02/25/28(f)(i)	1
	Vornado DP LLC
	(Series 2010-VNO) (Class D)
20,000	6.36%, 09/13/28	20,115
	Wachovia Bank Commercial
	Mortgage Trust
	(Series 2006-C23) (Class AM)
110,000	5.47%, 01/15/45(f)	113,555
	(Series 2006-C26) (Class AJ)
20,000	5.99%, 06/15/45(f)	19,473

See accompanying Notes to Financial Statements | 39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

NON-AGENCY COLLATERALIZED MORTGAGE
BACKED SECURITIES — (continued)

	(Series 2006-C26) (Class B)
40,000	6.02%, 06/15/45(f)	30,545

	Total Non-Agency Collateralized
	Mortgage Backed Securities
	(Cost $2,328,730)	2,514,075

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%

	Banc of America Funding Corp.
	(Series 2006-B) (Class B1)
13,087	4.83%, 03/20/36(f)(i)	59
	Banc of America Mortgage
	Securities, Inc.
	(Series 2005-L) (Class B1)
15,189	4.45%, 01/25/36(f)(i)	1,012
	Collateralized Mortgage Obligation
	Trust
	(Series 55) (Class B)
711	0.00%, 11/01/18(d)(i)	684
	Credit Suisse First Boston
	Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
38,342	5.33%, 10/25/35(f)(i)	2,822
	Credit Suisse Mortgage Capital
	Certificates
	(Series 2006-1) (Class CB1)
23,457	5.64%, 02/25/36(f)(i)	1,717
	Indymac INDA Mortgage Loan
	Trust
	(Series 2005-AR2) (Class B1)
44,585	4.50%, 01/25/36(f)(i)	638
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
30,407	5.00%, 08/25/18(e)(i)	2,958
	Puma Finance, Ltd.
	(Series C4) (Class A)
7,056	0.68%, 10/11/34(f)	7,050
	Wells Fargo Mortgage Backed
	Securities Trust
	(Series 2005-17) (Class B1)
54,851	5.50%, 01/25/36(i)	583
	(Series 2006-3) (Class B1)
234,811	5.50%, 03/25/36(i)	43,571

	Total Non-Agency Collateralized
	Mortgage Obligations
	(Cost $420,190)	61,094

SOVEREIGN BONDS - 0.6%

	Argentina Bonos
36,100	0.47%, 08/03/12(f)	8,971
5,709	7.00%, 10/03/15	5,381
	Argentine Republic Government
	International Bond
9,036	2.50%, 12/31/38(h)	3,944
9,405	8.28%, 12/31/33	8,431
	Belize Government International
	Bond
7,400	6.00%, 02/20/29(h)	6,234
17,600	6.00%, 02/20/29(h)	14,828

Principal Amount ($)		Value ($)

SOVEREIGN BONDS — (continued)

	Brazilian Government International
	Bond
7,000	8.25%, 01/20/34	9,292
	Dominican Republic International
	Bond
6,258	9.50%, 09/27/11	6,445
	El Salvador Government
	International Bond
10,000	7.65%, 06/15/35	10,015
	Grenada Government International
	Bond
14,900	2.50%, 09/15/25(h)	9,313
	Hungary Government International
	Bond
100,000	4.75%, 02/03/15	100,549
14,000	6.38%, 03/29/21	14,065
22,000	7.63%, 03/29/41	22,152
	Korea Development Bank
100,000	3.25%, 03/09/16	98,293
	Korea National Oil Corp.
100,000	2.88%, 11/09/15	97,032
	Lebanon Government International
	Bond
2,800	4.00%, 12/31/17	2,709
7,000	5.15%, 11/12/18	6,755
7,000	6.10%, 10/04/22	6,755
	Mexico Government International
	Bond
10,000	5.13%, 01/15/20	10,510
	Panama Government International
	Bond
16,000	6.70%, 01/26/36	18,040
	Peruvian Government International
	Bond
11,000	6.55%, 03/14/37	11,963
	Poland Government International
	Bond
4,000	6.38%, 07/15/19	4,471
	Province of Manitoba Canada
35,000	4.90%, 12/06/16	38,816
	Province of Quebec Canada
50,000	7.50%, 09/15/29	67,193
	Turkey Government International
	Bond
100,000	5.63%, 03/30/21	102,500
	Uruguay Government International
	Bond
11,363	6.88%, 09/28/25	13,124
	Venezuela Government
	International Bond
7,000	1.30%, 04/20/11	7,014
8,000	10.75%, 09/19/13	8,072
	Vietnam Government International
	Bond
3,478	1.30%, 03/12/16(f)	3,065

	Total Sovereign Bonds
	(Cost $699,676)	715,932

U.S. TREASURIES - 7.8%

	U.S. Treasury Bonds
1,964,900	3.88%, 08/15/40	1,758,585
1,158,100	4.25%, 11/15/40	1,107,796

40	| See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

U.S. TREASURIES — (continued)

	U.S. Treasury Notes
34,300	0.63%, 12/31/12(a)	34,276
1,756,500	2.13%, 02/29/16	1,751,285
4,100,100	2.63%, 11/15/20	3,826,545
42,500	3.63%, 02/15/21	43,111

	Total U.S. Treasuries (Cost $8,561,099)	8,521,598

	Total Bonds & Notes (Cost $34,552,685)	34,868,179

Shares

Other Investments - 2.1%
6,892	Financial Select Sector SPDR FundETF	113,097
218,805	GEI Investment Fund(k)	223,078
12,155	Industrial Select Sector SPDR FundETF	458,001
173	iShares MSCI Emerging Markets Index Fund ETF	8,423
26,430	Vanguard REIT ETF	1,545,891

	Total Other Investments (Cost $2,237,943)	2,348,490

Registered Investment Company - 10.7%
11,775,491	Federated Prime Obligations Fund(a)	11,775,491

	Total Registered Investment Company (Cost $11,775,491)	11,775,491

Total Investments - 105.1%		115,421,866
(Cost $105,052,295)
Liabilities in Excess of Other Assets - (5.1)%		(5,635,369)

Net Assets - 100.0%		109,786,497

(a)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(b)	Non-income producing security.

(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $2,628,235 or 2.4% of net assets.

(d)	Principal only security. These type of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These type of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.

(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Step coupon bond. Security becomes interest baring at a future date.

(i)	Illiquid securities. At March 31, 2011, these securities amounted to $95,486 or 0.1% of net assets. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(j)	Zero coupon bond. Coupon amount represents effective yield to maturity.

(k)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced
The Fund had the following futures contracts open at March 31, 2011:

		Number			Unrealized
	Expiration	of		Notional	Appreciation
Description	Date	Contracts		Value	(Depreciation)

Long Futures:
2 Yr. U.S. Treasury Notes Futures	June 2011	24		$4,800,000	$ 3,179
5 Yr. U.S. Treasury Notes Futures	June 2011	9		900,000	460
DJ Euro Stoxx 50 Index Futures	June 2011	9	EUR	249,030	9,783
FTSE 100 Index Futures	June 2011	4	GBP	229,620	9,216
Russell 2000
Mini Index Futures	June 2011	9		$716,805	40,698
S&P 500 Emini Index Futures	June 2011	13		852,017	6,599
TOPIX Index Futures	June 2011	2	YEN	17,120,000	2,377

					72,312

Short Futures:
10 Yr. U.S. Treasury Notes Futures	June 2011	56		$5,600,000	(31,732)
S&P MidCap 400 Emini Index Futures	June 2011	1		94,470	(4,263)
Ultra Long U.S.
Treasury Bond Futures	June 2011	5		500,000	(6,068)

					(42,063)

					$ 30,249

See accompanying Notes to Financial Statements  |  41

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Total Return Fund

The Fund was invested in the following countries as of March 31, 2011:

Percentage (based
on Total
Country	Investments)

United States	73.2%
United Kingdom	4.3%
Germany	2.7%
Japan	2.6%
France	2.2%
Canada	1.9%
China	1.6%
Switzerland	1.5%
Netherlands	1.3%
Brazil	1.1%
Hong Kong	0.8%
Taiwan	0.7%
Spain	0.7%
India	0.5%
Australia	0.5%
South Korea	0.4%
Korea	0.4%
Russia	0.4%
Italy	0.4%
Mexico	0.3%
Bermuda	0.3%
South Africa	0.2%
Philippines	0.2%
Luxembourg	0.2%
Sweden	0.2%
Argentina	0.1%
Trinidad	0.1%
Chile	0.1%
Panama	0.1%
Hungary	0.1%
Denmark	0.1%
Israel	0.1%
Cayman Islands	0.1%
Indonesia	0.1%
Singapore	0.1%
Netherlands Antilles	0.1%
Thailand	0.1%
Virgin Islands (British)	0.1%
Ireland	0.1%
Egypt	0.0%
Honduras	0.0%
Peru	0.0%
Maylasia	0.0%
Venezuela	0.0%
Belize	0.0%
Lebanon	0.0%
Uruguay	0.0%
Colombia	0.0%
Slovenia	0.0%
Grenada	0.0%
Dominican Republic	0.0%
Poland	0.0%
Vietnam	0.0%

100.0%

			Percentage (based
			on Total
Industry	Domestic	Foreign	Investments)

Energy	4.5%	2.0%	6.5%
Capital Goods	2.2%	3.2%	5.4%
Materials	1.5%	3.3%	4.8%
Software & Services	3.4%	1.3%	4.7%
Diversified Financials	3.5%	0.8%	4.3%
Pharmaceuticals, Biotechnology & Life Sciences	3.1%	0.6%	3.7%
Banks	0.7%	2.9%	3.6%
Food, Beverage & Tobacco	1.7%	0.9%	2.6%
Technology Hardware & Equipment	1.8%	0.7%	2.5%
Telecommunication Services	1.1%	1.2%	2.3%
Insurance	1.2%	1.0%	2.2%
Health Care Equipment & Services	1.7%	0.5%	2.2%
Semiconductors & Semiconductor Equipment	1.1%	0.8%	1.9%
Media	1.7%	0.1%	1.8%
Utilities	1.1%	0.5%	1.6%
Retailing	1.3%	0.1%	1.4%
Household & Personal Products	0.8%	0.5%	1.3%
Automobiles & Components	0.0%	1.0%	1.0%
Commercial & Professional Services	0.6%	0.3%	0.9%
Real Estate	0.5%	0.3%	0.8%
Food & Staples Retailing	0.2%	0.6%	0.8%
Consumer Services	0.4%	0.1%	0.5%
Transportation	0.3%	0.1%	0.4%
Consumer Durables & Apparel	0.2%	0.2%	0.4%

			57.6%

Percentage (based
on Total
Sector	Investments)

Agency Mortgage Backed	9.4%
Corporate Notes	8.7%
U.S. Treasuries	7.4%
Non-Agency Collateralized Mortgage Backed Securities	2.2%
Agency Collateralized Mortgage Obligations	0.9%
Asset Backed	0.7%
Sovereign Bonds	0.6%
Municipal Bonds and Notes	0.2%
Non-Agency Collateralized Mortgage Obligations	0.1%

30.2%

Percentage (based
on Total
Other Instruments	Investments)

Other Investments	2.0%
Registered Investment Company	10.2%

12.2%

100.0%

42  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Government Securities Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 92.6%

AGENCY MORTGAGE BACKED - 0.5%

	Federal Home Loan Mortgage Corp.
1,294	6.50%, 04/01/31	1,462
289	7.00%, 12/01/26	332
454	7.00%, 02/01/30	522
148	7.50%, 05/01/11	149
116	7.50%, 06/01/11	118
178	7.50%, 07/01/11	182
195	7.50%, 09/01/11	196
609	7.50%, 09/01/11	622
192	7.50%, 10/01/11	196
1,670	7.50%, 11/01/11	1,678
1,974	7.50%, 04/01/12	1,985
	Federal National Mortgage Assoc.
158,000	5.00% TBA(a)	167,875
43,438	6.00%, 06/01/35	47,971
36,820	7.50%, 12/01/23	42,385
722	9.00%, 05/01/21	847
2,368	9.00%, 07/01/21	2,384
3,194	9.00%, 07/01/21	3,747
3,119	9.00%, 07/01/21	3,659
	Government National Mortgage Assoc.
2,033	8.50%, 05/15/21	2,067
1,137	8.50%, 10/15/22	1,348
167,606	9.00%, 07/15/16	189,567

	Total Agency Mortgage Backed (Cost $451,034)	469,292

ASSET BACKED - 0.2%

	Bear Stearns Asset Backed Securities Trust (Series 2003-ABF1) (Class A)
2,097	0.62%, 01/25/34(b)	1,717
	Residential Asset Securities Corp. (Series 2003-KS9) (Class A2B)
341,271	0.89%, 11/25/33(b)	181,935

	Total Asset Backed (Cost $344,196)	183,652

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%

	Residential Accredit Loans, Inc. (Series 2004-QA1) (Class A2)
78,518	0.55%, 03/25/34(b)	63,065
	Thornburg Mortgage Securities Trust (Series 2003-2) (Class A1)
75,756	0.93%, 04/25/43(b)	71,776

	Total Non-Agency Collateralized Mortgage Obligations (Cost $154,273)	134,841

U.S. TREASURIES - 91.8%

	U.S. Treasury Bonds
8,368,900	3.88%, 08/15/40	7,490,165
	U.S. Treasury Notes
6,172,000	1.00%, 09/30/11	6,197,799
7,000,000	1.13%, 12/15/11	7,044,569
39,196,800	2.13%, 02/29/16	39,080,425
24,516,100	2.63%, 11/15/20(c)	22,880,410
1,000,000	4.75%, 05/31/12	1,050,703

Principal Amount ($)		Value ($)

U.S. TREASURIES — (continued)

500,000	4.88%, 02/15/12	520,098

	Total U.S. Treasuries (Cost $84,650,456)	84,264,169

	Total Bonds & Notes (Cost $85,599,959)	85,051,954

Shares

Other Investments - 0.4%
333,378	GEI Investment Fund(d)	340,046

	Total Other Investments (Cost $333,378)	340,046

Registered Investment Company - 7.3%
6,684,410	Federated Prime Obligations Fund(c)	6,684,410

	Total Registered Investment Company (Cost $6,684,410)	6,684,410

Total Investments - 100.3%		92,076,410

(Cost $92,617,747)
Liabilities in Excess of Other Assets - (0.3)%		(251,365)

Net Assets - 100.0%		91,825,045

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(c)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
TBA To be announced

See accompanying Notes to Financial Statements  |  43

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Government Securities Fund
The Fund had the following futures contracts open at March 31, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)

Long Futures:
10 Yr. U.S. Treasury Notes Futures	June 2011	9	$900,000	$ 6,022
2 Yr. U.S. Treasury Notes Futures	June 2011	153	30,600,000	23,032
Ultra Long U.S. Treasury Bond Futures	June 2011	42	4,200,000	71,009

				100,063

Short Futures:
Ultra Long U.S. Treasury Bond Futures	June 2011	5	500,000	(14)
5 Yr. U.S. Treasury Notes Futures	June 2011	95	9,500,000	(11,392)
10 Yr. U.S. Treasury Notes Futures	June 2011	103	10,300,000	(58,192)

				(69,598)

				$ 30,465

44  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Short Term Government Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 98.9%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%

	Federal Home Loan Mortgage Corp. REMIC (Series 2126) (Class YI)
149,908	6.50%, 02/15/14(a)	10,022
	(Series 2412) (Class OF)
265,439	1.22%, 12/15/31(b)	269,118
	(Series 2815) (Class YL)
71,328	8.00%, 01/15/34	78,198
	Federal National Mortgage Assoc. REMIC (Series 2003-35) (Class QA)
7,944,994	0.10%, 05/25/18(a)(b)	12,797
	(Series 2003-63) (Class X2)
2,459,866	1.41%, 07/25/44(a)	85,836
	(Series 2008-58) (Class JS)
1,393,261	5.94%, 07/25/38(a)(b)	167,973
	(Series 2010-16) (Class PA)
1,091,787	4.50%, 02/25/40	1,151,976
	(Series 2010-16) (Class PI)
655,072	5.00%, 02/25/40(a)	136,259
	Government National Mortgage Assoc. (Series 2010-4) (Class SP)
598,678	6.24%, 01/16/39(a)(b)	97,671
	Vendee Mortgage Trust (Series 2003-2) (Class IO)
2,649,721	0.86%, 05/15/33(a)(b)	95,954
	(Series 2010-1) (Class DI)
3,508,097	0.38%, 04/15/40(a)(b)	75,775

	Total Agency Collateralized Mortgage Obligations (Cost $2,051,561)	2,181,579

AGENCY MORTGAGE BACKED - 27.6%

	Federal Home Loan Mortgage Corp.
70,380	7.00%, 11/01/31	81,091
73,807	7.00%, 04/01/36	85,262
10,143	7.50%, 01/01/16	10,637
8,066	7.50%, 01/01/27	9,317
92,914	7.50%, 08/01/30	107,775
24,387	8.50%, 05/01/20	24,632
55,192	8.50%, 11/01/20	63,048
	Federal National Mortgage Assoc.
164,715	2.04%, 05/01/33(b)	169,252
158,650	2.17%, 06/01/33(b)	164,673
20,851	2.43%, 06/01/33(b)	21,790
46,983	2.44%, 12/01/32(b)	49,237
38,527	2.54%, 06/01/33(b)	40,231
9,676	2.62%, 06/01/33(b)	10,008
21,615	2.65%, 07/01/33(b)	22,696
121,233	2.71%, 07/01/33(b)	127,344
2,260,377	6.50%, 07/01/35	2,557,363
33,748	7.00%, 03/01/17	37,464
14,989	7.00%, 05/01/17	16,609
26,578	7.00%, 07/01/17	29,504
109,278	7.00%, 03/01/29	126,339
13,002	7.00%, 06/01/31	14,983
5,196	7.00%, 01/01/32	5,990
181,801	7.00%, 12/01/32	209,566
13,794	7.00%, 04/01/33	15,877

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)

56,354	7.00%, 11/01/33	64,865
5,040	7.00%, 03/01/34	5,826
15,938	7.00%, 06/01/34	18,291
20,934	7.00%, 01/01/35	24,025
44,412	7.00%, 05/01/35	50,891
72,533	7.00%, 05/01/35	83,115
70,072	7.00%, 01/01/36	80,294
94,939	7.00%, 04/01/36	108,752
2,363,118	7.00%, 03/01/37	2,706,936
5,978,952	7.00%, 04/01/37	6,848,851
15,116	7.50%, 04/01/16	16,753
50,603	7.50%, 10/01/30	58,754
40,803	7.50%, 01/01/31	47,410
226,550	7.50%, 04/01/31	263,401
112,033	7.50%, 06/01/32	130,329
22,512	7.50%, 07/01/32	26,189
8,458	7.50%, 04/01/33	9,843
3,237	7.50%, 11/01/33	3,767
43,725	7.50%, 03/01/34	50,889
43,553	7.50%, 05/01/34	50,652
63,391	8.00%, 03/01/22	73,483
67,651	8.00%, 04/01/23	78,527
14,525	8.00%, 01/01/30	16,955
8,583	8.00%, 11/01/33	10,027
62,835	8.50%, 02/01/18	68,352
48,094	8.50%, 01/01/25	56,410
15,232	8.50%, 06/01/28	17,866
39,312	8.50%, 08/01/29	45,936
83,210	8.50%, 08/01/30	97,765
34,399	8.50%, 07/01/31	40,498
55,695	9.00%, 12/01/24	62,611
275,075	9.00%, 03/01/31	325,172
19,012	9.50%, 09/01/21	22,479
76,704	9.75%, 02/01/21	84,219
	Government National Mortgage Assoc.
22,477	7.00%, 12/15/18	24,564
27,558	7.00%, 11/15/23	31,698
68,973	7.00%, 03/15/31	79,927
38,156	7.00%, 05/15/32	44,145
973	7.50%, 12/15/12	976
22,572	7.50%, 12/15/18	24,783
75,012	7.50%, 12/15/19	85,049
15,094	7.50%, 06/15/23	17,511
50,372	7.50%, 01/15/25	58,498
73,968	8.00%, 07/15/17	84,384

	Total Agency Mortgage Backed (Cost $15,729,256)	16,102,356

ASSET BACKED - 9.0%

	Ally Master Owner Trust (Series 2010-3) (Class C)
250,000	3.87%, 04/15/15(c)	258,367
	Ford Credit Floorplan Master Owner Trust (Series 2010-1) (Class C)
1,000,000	2.92%, 12/15/14(b)(c)	1,018,800
	GSAMP Trust (Series 2006-SD2) (Class A1)
63,996	0.37%, 05/25/46(b)(c)	63,202
	Hertz Vehicle Financing LLC (Series 2009-2A) (Class A2)
2,575,000	5.29%, 03/25/16(c)	2,814,240

See accompanying Notes to Financial Statements  |  45

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Short Term Government Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

ASSET BACKED — (continued)

	(Series 2010-1A) (Class B1)
250,000	5.02%, 02/25/15	256,275
	Navistar Financial Corp. Owner Trust (Series 2010-B) (Class B)
540,000	2.60%, 04/20/15(c)	544,553
	(Series 2010-B) (Class C)
250,000	4.08%, 03/19/18(c)	253,984
	Residential Asset Securities Corp. (Series 2003-KS9) (Class A2B)
68,254	0.89%, 11/25/33(b)	36,387

	Total Asset Backed (Cost $5,070,513)	5,245,808

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 9.7%

	Banc of America Commercial Mortgage, Inc. (Series 2005-6) (Class A4)
200,000	5.20%, 09/10/47(b)	215,941
	Banc of America Large Loan, Inc. (Series 2006-BIX1) (Class A2)
348,687	0.38%, 10/15/19(b)(c)	344,880
	Commercial Mortgage Pass Through Certificates (Series 2007-FL14) (Class AJ)
1,000,000	0.45%, 06/15/22(b)(c)	924,473
	Greenwich Capital Commercial Funding Corp. (Series 2007-GG11) (Class A2)
735,000	5.60%, 12/10/49	768,394
	JP Morgan Chase Commercial Mortgage Securities Corp. (Series 2005-CB11) (Class A4)
334,000	5.34%, 08/12/37(b)	359,958
	LB-UBS Commercial Mortgage Trust (Series 2005-C5) (Class A4)
500,000	4.95%, 09/15/30	534,312
	Morgan Stanley Capital I (Series 2004-T13) (Class A4)
200,000	4.66%, 09/13/45	211,219
	(Series 2005-HQ7) (Class A4)
350,000	5.20%, 11/14/42(b)	377,409
	(Series 2005-IQ9) (Class A5)
300,000	4.70%, 07/15/56	314,027
	Wachovia Bank Commercial Mortgage Trust (Series 2005-C21) (Class A4)
1,500,000	5.20%, 10/15/44(b)	1,614,181

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $5,650,447)	5,664,794

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%

	Residential Accredit Loans, Inc. (Series 2004-QA1) (Class A2)
32,529	0.55%, 03/25/34(b)	26,127

	Total Non-Agency Collateralized Mortgage Obligations
	(Cost $32,529)	26,127

U.S. TREASURIES - 48.8%

	U.S. Treasury Notes
8,355,500	0.63%, 12/31/12	8,349,626
5,144,100	1.38%, 02/15/12	5,193,735
8,411,100	1.38%, 10/15/12	8,515,583
3,490,000	1.38%, 01/15/13(d)	3,531,852
2,845,800	2.13%, 02/29/16	2,837,351

	Total U.S. Treasuries (Cost $28,224,549)	28,428,147

	Total Bonds & Notes (Cost $56,758,855)	57,648,811

Shares

Other Investments - 0.1%

77,449	GEI Investment Fund(e)	78,998

	Total Other Investments (Cost $77,449)	78,998

Registered Investment Company - 0.5%

295,036	Federated Prime Obligations Fund(d)	295,036

	Total Registered Investment Company (Cost $295,036)	295,036

Total Investments - 99.5%		58,022,845

(Cost $57,131,340)
Other Assets & Liabilities,
Net - 0.5%		274,274

Net Assets - 100.0%		58,297,119

(a)	Interest only security. These type of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.

(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $6,222,499 or 10.7% of net assets.

(d)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(e)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
REMIC Real Estate Mortgage Investment Conduit

46  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Short Term Government Fund
The Fund had the following futures contracts open at March 31, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)

Long Futures:
10 Yr. U.S. Treasury Notes Futures	June 2011	8	$800,000	$ 13,728
2 Yr. U.S. Treasury Notes Futures	June 2011	60	12,000,000	8,462
				22,190

Short Futures:
2 Yr. U.S. Treasury Notes Futures	June 2011	8	1,600,000	(709)
5 Yr. Treasury Notes Futures	June 2011	47	4,700,000	(5,636)
10 Yr. U.S. Treasury Notes Futures	June 2011	28	2,800,000	(10,093)
				(16,438)
				$ 5,752
See accompanying Notes to Financial Statements  |  47

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds and Notes - 97.2%

ARIZONA - 1.3%

	Pima County Industrial Development Authority
500,000	5.75%, 09/01/29	489,420

ARKANSAS - 0.9%

	Arkansas Development Finance Authority (Insured: FHA-VA MTGS)
315,000	8.38%, 07/01/11	321,092

CALIFORNIA - 4.2%

	Los Angeles Harbor Department
1,160,000	5.00%, 08/01/26	1,183,664
	Sacramento Municipal Utility District
38,000	6.80%, 10/01/19	44,446
340,000	9.00%, 04/01/13	367,401

		1,595,511

COLORADO - 0.1%

35,000	City of Colorado Springs Co. 8.50%, 11/15/11	36,746

CONNECTICUT - 9.1%

	City of New Haven CT (Insured: AMBAC)
1,000,000	5.38%, 12/01/12	1,064,980
	Connecticut State Health & Educational Facility Authority (Insured: GO OF AUTH)
135,000	7.00%, 07/01/12	140,783
	(Insured: NATL-RE)
500,000	5.00%, 07/01/31	480,875
	State of Connecticut
500,000	5.00%, 01/01/22	563,620
	Town of Fairfield CT
1,000,000	5.00%, 01/01/21	1,152,260

		3,402,518

DISTRICT OF COLUMBIA - 1.4%

	District of Columbia
500,000	5.00%, 04/01/30(a)	524,860

FLORIDA - 3.1%

	City of Gainesville FL
90,000	8.13%, 10/01/14	102,526
	City of Tampa FL
615,000	5.00%, 10/01/26	625,566
	Jacksonville Health Facilities Authority
200,000	11.50%, 10/01/12	232,658
	State of Florida
185,000	10.00%, 07/01/14	212,639

		1,173,389

GEORGIA - 6.6%

	City of Atlanta GA (Insured: AGM)
500,000	5.75%, 11/01/30	529,695
	Metropolitan Atlanta Rapid Transit Authority
205,000	7.00%, 07/01/11	208,292

Principal Amount ($)		Value ($)

GEORGIA — (continued)

	Municipal Electric Authority of Georgia
1,000,000	5.25%, 01/01/19	1,109,820
	Private Colleges & Universities Authority
120,000	6.00%, 06/01/11	120,718
	State of Georgia
500,000	4.50%, 01/01/29	509,795

		2,478,320

HAWAII - 5.2%

	State of Hawaii
1,335,000	5.25%, 07/01/24	1,385,356
	(Insured: AGM)
500,000	5.75%, 02/01/14	562,490

		1,947,846

IDAHO - 3.0%

	Idaho Housing & Finance Assoc.
1,000,000	5.00%, 07/15/17	1,135,050

INDIANA - 3.4%

	Indiana Municipal Power Agency
500,000	5.50%, 01/01/27	515,190
	Indiana Toll Road Commission
485,000	9.00%, 01/01/15	572,121
	Purdue University
200,000	5.25%, 07/01/11	202,336

		1,289,647

IOWA - 0.6%

	City of Muscatine IA
215,000	9.70%, 01/01/13	237,870

KENTUCKY - 2.6%

	Kentucky Economic Development Finance Authority
500,000	6.00%, 06/01/30	469,660
	Kentucky State Property & Building Commission (Insured: AGC)
500,000	5.25%, 02/01/27	514,165

		983,825

MAINE - 2.8%
	Maine Health & Higher Educational Facilities Authority (Insured: ST RES FD GTY)
500,000	5.25%, 07/01/21	535,080
	University of Maine (Insured: AGM)
500,000	5.38%, 03/01/12	522,600

		1,057,680

MARYLAND - 3.0%

	County of Prince George’s MD (Insured: AGM)
500,000	5.50%, 05/15/12	528,415
	State of Maryland
500,000	5.00%, 11/01/18	581,990

		1,110,405

48  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds and Notes — (continued)

MASSACHUSETTS - 1.8%

	Commonwealth of Massachusetts (AGM-CR Insured)
500,000	5.25%, 12/15/12	539,665
	Massachusetts Port Authority
120,000	13.00%, 07/01/13	138,720

		678,385

MICHIGAN - 1.3%

	City of Detroit MI (Insured: AGM)
500,000	5.25%, 07/01/22	505,035

MINNESOTA - 1.5%

	City of St Cloud MN
500,000	5.13%, 05/01/30	480,855
	Western Minnesota Municipal Power Agency
85,000	6.63%, 01/01/16	97,108

		577,963

MISSISSIPPI - 1.5%

	State of Mississippi
500,000	5.50%, 09/01/14	568,650

MISSOURI - 5.9%

	Missouri Highway & Transportation Commission
1,500,000	5.00%, 05/01/21	1,698,480
	Missouri Joint Municipal Electric Utility Commission
500,000	5.75%, 01/01/29	520,095

		2,218,575

NEW JERSEY - 3.5%

	Atlantic County Improvement Authority (Insured: AMBAC)
65,000	7.40%, 03/01/12	69,022
	(Insured: NATL-RE)
175,000	7.40%, 07/01/16	200,746
	New Jersey Health Care Facilities Financing Authority
250,000	5.00%, 01/01/34	211,510
	New Jersey State Turnpike Authority (Insured: AMBAC-TCRS)
15,000	6.50%, 01/01/16	16,856
	(Insured: AMBAC-TCRS)
40,000	6.50%, 01/01/16	44,670
	(Insured: AMBAC-TCRS-BNY)
195,000	6.50%, 01/01/16	219,127
	New Jersey Transportation Trust Fund Authority (Insured: AGM)
500,000	5.75%, 12/15/12	535,845

		1,297,776

NEW MEXICO - 2.2%

	New Mexico Finance Authority
500,000	5.00%, 06/15/18	578,260
250,000	5.00%, 12/15/26	261,310

		839,570

Principal Amount ($)		Value ($)

NEW YORK - 7.1%

	Brooklyn Arena Local Development Corp.
500,000	6.00%, 07/15/30	482,795
	New York State Dormitory Authority
500,000	6.50%, 12/01/21	511,120
440,000	7.38%, 07/01/16	497,706
50,000	7.50%, 05/15/11	50,393
	New York State Urban Development Corp.
1,000,000	5.50%, 01/01/19	1,127,280

		2,669,294

NORTH CAROLINA - 1.5%

	City of Charlotte NC
500,000	5.00%, 06/01/23	563,305

OHIO - 0.7%
	Kent State University (Insured: AGC)
250,000	5.00%, 05/01/30	246,065

PENNSYLVANIA - 5.4%

	Allegheny County Hospital Development Authority
145,000	7.38%, 07/01/12	151,948
	City of Philadelphia PA (Insured: NATL-RE)
250,000	6.25%, 08/01/12	267,985
	(Insured: NATL-RE)
320,000	7.00%, 05/15/20	389,341
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/34	374,950
	Philadelphia Authority for Industrial Development
500,000	5.25%, 09/01/36	381,800
	Pittsburgh Water & Sewer Authority (Insured: FGIC)
400,000	7.25%, 09/01/14	446,056

		2,012,080

RHODE ISLAND - 1.4%

	Rhode Island Health & Educational Building Corp.
500,000	6.25%, 09/15/34	519,850

SOUTH CAROLINA - 4.1%

	Charleston Educational Excellence Finance Corp.
500,000	5.25%, 12/01/27	509,045
	Grand Strand Water & Sewer Authority (Insured: AGM)
500,000	5.38%, 06/01/13	526,850
	Piedmont Municipal Power Agency (Insured: AGC)
500,000	5.75%, 01/01/34	500,330

		1,536,225

TEXAS - 3.4%

	City of Houston TX
500,000	5.25%, 11/15/31	514,805

See accompanying Notes to Financial Statements  |  49

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds and Notes — (continued)

TEXAS — (continued)

	State of Texas
750,000	5.00%, 04/01/28	775,042

		1,289,847

VIRGINIA - 2.7%

	Virginia Public School Authority
1,000,000	4.50%, 08/01/28	1,001,800

WISCONSIN - 5.9%

	State of Wisconsin
525,000	6.60%, 07/01/11	532,345
	(Insured: FGIC) Prerefunded @ 100
1,500,000	5.25%, 07/01/14	1,700,085

		2,232,430

	Total Municipal Bonds and Notes (Cost $35,710,457)	36,541,029

Other Investments - 0.0%
3,000	GEI Investment Fund(b)	3,060

	Total Other Investments (Cost $3,000)	3,060

Shares		Value ($)
Registered Investment Company - 1.7%
642,160	Federated Prime Obligations Fund	642,160

	Total Registered Investment Company (Cost $642,160)	642,160

Total Investments - 98.9%		37,186,249

(Cost $36,355,617)
Other Assets & Liabilities,
Net - 1.1%		400,117

Net Assets - 100.0%		37,586,366

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts
VA	Department of Veterans’ Affairs

50  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 99.2%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%

	Federal Home Loan Mortgage Corp. REMIC
	(Series 2852) (Class OJ)
6,815	0.00%, 09/15/34(a)	6,816
	(Series 2647) (Class DI)
9,576	4.50%, 10/15/16(b)	98
	(Series 2645) (Class BI)
23,055	4.50%, 02/15/18(b)	1,562
	(Series 2643) (Class IM)
133,023	4.50%, 03/15/18(b)	11,614
	(Series 2590) (Class YQ)
15,910	5.00%, 05/15/17(b)	865
	(Series 2795) (Class IC)
19,013	5.00%, 07/15/17	577
	(Series 2781) (Class CI)
30,196	5.00%, 11/15/17(b)	1,161
	(Series 2781) (Class IC)
50,430	5.00%, 05/15/18(b)	3,789
	(Series 2763) (Class JI)
100,499	5.00%, 10/15/18(b)	9,511
	(Series 2722) (Class PI)
13,552	5.00%, 06/15/28(b)	276
	(Series 3536) (Class IP)
74,917	5.00%, 02/15/38(b)	10,991
	(Series 3471) (Class Z)
125,655	5.00%, 05/15/38	131,564
	(Series 2682) (Class HI)
24,245	5.50%, 04/15/17(b)	614
	(Series 2631) (Class DI)
164,569	5.50%, 06/15/33(b)	40,441
	(Series 3806) (Class DS)
408,710	6.34%, 08/15/25(b)(c)	72,630
	(Series 1980) (Class IO)
2,200	7.50%, 07/15/27(b)	496
	(Series 33) (Class D)
798	8.00%, 04/15/20	870
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
1,466	0.00%, 08/01/27(a)	1,238
	(Series 227) (Class IO)
186,686	5.00%, 12/01/34(b)	40,222
	(Series 147) (Class IO)
2,918	8.00%, 02/01/23(b)	593
	(Series 171) (Class IO)
2,992	8.00%, 07/01/24(b)	637
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
1,126,055	0.08%, 09/25/43(b)(c)	9,827
	Federal National Mortgage Assoc.
	(Series 2003-W19) (Class 1IO2)
235,425	1.08%, 11/25/33(b)(c)	10,542
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
1,998	0.00%, 12/25/22(a)	1,827

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

	(Series 2003-89) (Class IO)
245,718	1.19%, 12/25/42(b)(c)	6,576
	(Series 2003-64) (Class KI)
14,344	4.50%, 05/25/18(b)	532
	(Series 2003-41) (Class BI)
37,375	5.00%, 08/25/17(b)	2,270
	(Series 2003-79) (Class HI)
53,025	5.00%, 10/25/22(b)	4,239
	(Series 2003-61) (Class IJ)
182,410	5.00%, 02/25/32(b)	19,454
	(Series 2007-109) (Class VZ)
112,190	5.00%, 10/25/35	113,924
	(Series 2008-67) (Class ZW)
101,917	5.00%, 07/25/38	106,033
	(Series 2008-67) (Class ZM)
127,608	5.00%, 08/25/38	133,267
	(Series 2010-21) (Class PI)
86,413	5.00%, 02/25/40	16,565
	(Series 2010-98) (Class DI)
508,782	5.00%, 09/25/40(b)	82,309
	(Series 2002-94) (Class BZ)
165,120	5.50%, 01/25/33	180,626
	(Series 2008-61) (Class SB)
234,623	5.74%, 07/25/38(b)(c)	28,199
	(Series 2003-30) (Class CS)
11,446	7.44%, 08/25/16(b)(c)	116
	(Series 1992-77) (Class K)
10	8.00%, 05/25/22(b)	228
	(Series 2003-90) (Class SL)
147,922	16.03%, 03/25/31(c)	171,296
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
206,828	0.00%, 12/01/34(a)	177,564
	(Series 362) (Class 2)
182,062	4.50%, 08/01/35(b)	34,137
	(Series 364) (Class 1)
320,581	4.50%, 09/01/35(b)	60,109
	(Series 378) (Class 1)
230,034	4.50%, 01/01/36(b)	43,131
	(Series 387) (Class 2)
141,331	5.00%, 03/25/38(b)	26,624
	(Series 387) (Class 1)
138,200	5.00%, 05/25/38(b)	24,128
	(Series 346) (Class 2)
46,632	5.50%, 12/01/33(b)	10,213
	(Series 356) (Class 17)
40,941	6.00%, 01/01/35	8,149
	(Series 356) (Class 21)
48,642	6.00%, 01/01/35	9,848
	(Series 252) (Class 2)
21,657	7.50%, 11/01/23(b)	3,824
	(Series 237) (Class 2)
1,670	8.00%, 08/01/23(b)	356
	(Series 264) (Class 2)
10,777	8.00%, 07/01/24(b)	2,452
	(Series 12) (Class 2)
636	8.50%, 03/01/17(b)	97
	(Series 7) (Class 2)
1,395	8.50%, 04/01/17(b)	221

See accompanying Notes to Financial Statements  |  51

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

	(Series 28) (Class 2)
244	8.50%, 01/01/18(b)	39
	(Series 150) (Class 2)
1,433	8.50%, 07/25/22(b)	374
	(Series 163) (Class 2)
2,073	8.50%, 07/25/22(b)	327
	(Series 137) (Class 2)
2,017	9.00%, 05/25/22(b)	371
	Government National Mortgage Assoc.
	(Series 2010-98) (Class PI)
494,137	4.50%, 10/20/37(b)	85,714
	(Series 2010-94) (Class PI)
408,456	4.50%, 12/20/37(b)	71,063
	(Series 2010-101) (Class GI)
248,250	4.50%, 02/20/38(b)	42,777
	(Series 2009-118) (Class YI)
126,587	4.50%, 05/20/38	19,963
	(Series 2010-130) (Class PI)
286,688	4.50%, 08/16/39(b)	54,777
	(Series 2009-106) (Class VZ)
189,416	4.50%, 11/20/39	185,613
	(Series 2010-42) (Class IA)
280,350	5.00%, 10/20/37(b)	43,466
	(Series 2010-2) (Class QI)
182,659	5.00%, 01/20/38(b)	29,956
	(Series 2009-103) (Class IT)
196,680	5.00%, 09/20/38(b)	33,617
	(Series 2010-107) (Class SG)
572,936	5.89%, 02/20/38(b)(c)	84,222
	(Series 2007-17) (Class IC)
265,856	5.99%, 04/16/37(b)(c)	42,082
	(Series 2010-4) (Class SP)
694,284	6.24%, 01/16/39(b)(c)	113,269
	(Series 2010-68) (Class SD)
1,640,736	6.32%, 06/20/40(b)(c)	286,714
	(Series 2010-101) (Class SD)
942,267	6.34%, 08/20/40(b)(c)	173,094
	(Series 2010-125) (Class CS)
1,544,908	6.39%, 06/20/40(b)(c)	260,853
	Vendee Mortgage Trust
	(Series 2010-1) (Class DI)
805,330	0.38%, 04/15/40(b)(c)	17,395

	Total Agency Collateralized Mortgage Obligations
	(Cost $2,925,231)	3,170,934

AGENCY MORTGAGE BACKED - 29.7%

	Federal Home Loan Mortgage Corp.
5,129	4.50%, 06/01/33	5,267
34,426	4.50%, 02/01/35	35,250
56,769	5.00%, 07/01/35	59,831
80,191	5.00%, 07/01/35	84,516
19,342	5.00%, 07/01/35	20,385
39,364	5.00%, 07/01/35	41,487
19,139	5.00%, 07/01/35	20,171
1,329,476	5.00%, 08/01/40	1,389,547
20,734	5.50%, 05/01/20	22,667
8,425	5.50%, 05/01/20	9,210

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)

10,802	5.50%, 05/01/20	11,810
388,091	5.50%, 01/01/38	419,495
211,019	5.50%, 04/01/39	226,393
816	6.00%, 04/01/17	888
5,503	6.00%, 06/01/17	5,986
11,310	6.00%, 08/01/17	12,280
3,963	6.00%, 07/01/19	4,343
9,586	6.00%, 05/01/20	10,504
400	6.00%, 05/01/29	440
216	6.00%, 07/01/29	237
15,678	6.00%, 08/01/29	17,250
39,301	6.00%, 06/01/33	43,243
39,946	6.00%, 09/01/33	43,952
42,551	6.00%, 10/01/33	46,818
20,283	6.00%, 10/01/33	22,317
19,501	6.00%, 10/01/33	21,457
97,394	6.00%, 11/01/33	107,162
6,545	6.00%, 01/01/34	7,183
14,899	6.00%, 01/01/34	16,435
17,489	6.00%, 03/01/34	19,292
16,565	6.00%, 03/01/34	18,272
7,461	6.00%, 04/01/34	8,209
3,880	6.00%, 05/01/34	4,280
8,713	6.00%, 10/01/34	9,578
19,242	6.00%, 11/01/34	21,111
18,308	6.00%, 12/01/34	20,196
6,764	6.00%, 12/01/34	7,462
13,053	6.00%, 03/01/35	14,350
20,023	6.00%, 05/01/35	22,012
10,338	6.00%, 05/01/35	11,353
4,122	6.00%, 05/01/35	4,533
14,378	6.00%, 11/01/36	15,887
335,270	6.00%, 06/01/37	368,581
280,010	6.00%, 11/01/37	307,831
3,467	6.50%, 07/01/29	3,919
2,609	6.50%, 08/01/29	2,949
2,344	7.00%, 10/01/16	2,563
1,072	7.00%, 06/01/29	1,233
1,556	7.00%, 08/01/29	1,790
3,146	7.00%, 12/01/29	3,620
3,282	7.00%, 01/01/30	3,779
2,372	7.00%, 02/01/30	2,731
15,948	7.00%, 04/01/31	18,351
9,118	7.00%, 07/01/34	10,484
4,180	7.00%, 08/01/34	4,806
4,583	7.00%, 12/01/34	5,270
4,708	7.00%, 12/01/34	5,413
8,196	7.00%, 02/01/35	9,425
21,035	7.00%, 07/01/36	24,042
11,731	7.00%, 08/01/36	13,408
1,942	7.50%, 01/01/30	2,252
244	7.50%, 02/01/30	283
15,547	7.50%, 12/01/30	18,034
3,577	7.50%, 09/01/33	4,155
15,610	8.00%, 11/01/30	18,457
21,272	8.50%, 04/01/30	25,396
10,240	8.50%, 05/01/30	12,230
5,287	9.00%, 12/01/16	6,007
375	9.50%, 04/01/21	429
	Federal National Mortgage Assoc.
35,655	4.00%, 05/01/19	37,315
124,181	4.00%, 06/01/19	129,963
3,195,000	4.50%TBA(d)	3,252,411
47,475	4.50%, 05/01/18	50,285
42,734	4.50%, 05/01/19	45,183

52  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)

38,974	4.50%, 05/01/19	41,207
74,598	4.50%, 05/01/19	78,874
38,327	4.50%, 05/01/19	40,523
12,528	4.50%, 06/01/19	13,246
24,355	4.50%, 02/01/20	25,720
78,791	4.50%, 08/01/20	83,208
30,532	4.50%, 07/01/33	31,458
18,143	4.50%, 08/01/33	18,694
31,530	4.50%, 04/01/34	32,407
785,898	4.50%, 10/01/39	801,147
419,043	4.50%, 02/01/40	427,173
976,765	4.50%, 09/01/40	995,716
817,247	4.50%, 10/01/40	833,104
66,514	5.00%, 07/01/20	71,435
107,980	5.00%, 03/01/34	113,841
23,215	5.00%, 10/01/34	24,450
27,803	5.00%, 06/01/35	29,369
50,507	5.00%, 06/01/35	53,351
33,878	5.00%, 06/01/35	35,785
24,145	5.00%, 07/01/35	25,414
19,598	5.00%, 07/01/35	20,701
62,279	5.00%, 07/01/35	65,787
84,658	5.00%, 07/01/35	89,108
22,120	5.00%, 08/01/35	23,283
49,685	5.00%, 03/01/39	52,605
60,295	5.00%, 04/01/39	63,483
42,141	5.00%, 04/01/39	44,356
42,665	5.00%, 04/01/39	44,766
62,766	5.00%, 05/01/39	65,829
857,355	5.00%, 08/01/40	898,670
457,623	5.00%, 11/01/40	479,676
686,163	5.00%, 11/01/40	719,228
2,784	5.32%, 03/01/37(c)	2,813
10,038	5.50%, 03/01/14	10,870
7,858	5.50%, 03/01/14	8,510
14,921	5.50%, 05/01/14	16,158
6,435	5.50%, 06/01/14	6,968
14,227	5.50%, 08/01/14	15,407
31,733	5.50%, 06/01/20	34,761
36,263	5.50%, 06/01/20	39,723
25,245	5.50%, 06/01/20	27,653
21,609	5.50%, 06/01/20	23,671
27,014	5.50%, 06/01/20	29,591
25,783	5.50%, 06/01/20	28,243
28,285	5.50%, 07/01/20	30,984
54,977	5.50%, 07/01/20	60,222
42,753	5.50%, 07/01/20	46,832
50,878	5.50%, 12/01/32	54,858
17,803	5.50%, 01/01/33	19,196
38,777	5.50%, 07/01/33	41,762
34,550	5.50%, 08/01/33	37,210
260,471	5.50%, 12/01/35	279,951
85,485	5.50%, 05/01/37	92,172
229,115	5.50%, 06/01/37	246,250
2,170	5.50%, 07/01/37	2,326
530,023	5.50%, 08/01/37	570,159
325,562	5.50%, 04/01/38	350,419
838,416	5.50%, 01/01/39	898,762
4,441	5.53%, 04/01/37(c)	4,727
2,469,000	6.00%TBA(d)	2,689,282
7,412	6.00%, 09/01/14	8,074
3,585	6.00%, 11/01/14	3,904
773	6.00%, 04/01/18	845
1,448	6.00%, 05/01/19	1,592

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)

8,006	6.00%, 09/01/19	8,796
8,512	6.00%, 10/01/19	9,356
12,647	6.00%, 02/01/20	13,902
6,178	6.00%, 05/01/20	6,791
13,357	6.00%, 03/01/21	14,698
5,853	6.00%, 02/01/29	6,446
614	6.00%, 05/01/29	677
5,724	6.00%, 05/01/29	6,303
3,122	6.00%, 06/01/29	3,438
1,837	6.00%, 07/01/29	2,023
18,380	6.00%, 02/01/33	20,241
22,301	6.00%, 03/01/33	24,545
5,939	6.00%, 05/01/33	6,537
22,303	6.00%, 06/01/33	24,547
21,947	6.00%, 06/01/33	24,155
18,009	6.00%, 07/01/33	19,821
44,507	6.00%, 07/01/33	48,985
9,935	6.00%, 07/01/33	10,934
42,503	6.00%, 08/01/33	46,779
64,782	6.00%, 08/01/33	71,299
14,511	6.00%, 10/01/33	15,971
39,402	6.00%, 10/01/33	43,366
10,539	6.00%, 10/01/33	11,599
26,265	6.00%, 11/01/33	28,907
25,150	6.00%, 12/01/33	27,681
36,922	6.00%, 01/01/34	40,775
9,557	6.00%, 01/01/34	10,519
32,088	6.00%, 02/01/34	35,436
656,672	6.00%, 03/01/34	722,737
26,799	6.00%, 04/01/34	29,596
36,712	6.00%, 05/01/34	40,485
36,517	6.00%, 07/01/34	40,162
6,745	6.00%, 10/01/34	7,449
19,741	6.00%, 11/01/34	21,801
10,994	6.00%, 12/01/34	12,086
4,372	6.00%, 12/01/34	4,812
12,572	6.00%, 12/01/34	13,884
40,340	6.00%, 01/01/35	44,550
6,495	6.00%, 01/01/35	7,141
26,676	6.00%, 01/01/35	29,460
30,129	6.00%, 02/01/35	33,273
9,297	6.00%, 03/01/35	10,221
20,000	6.00%, 03/01/35	22,087
6,390	6.00%, 04/01/35	7,057
54,930	6.00%, 06/01/35	60,457
8,127	6.00%, 06/01/35	8,948
29,693	6.00%, 06/01/35	32,680
41,168	6.00%, 06/01/35	45,309
44,436	6.00%, 06/01/35	48,906
48,370	6.00%, 06/01/35	53,237
20,919	6.00%, 07/01/35	23,102
17,334	6.00%, 07/01/35	19,078
25,085	6.50%, 08/01/17	27,574
9,464	6.50%, 08/01/17	10,404
1,806	6.50%, 09/01/17	1,986
3,363	6.50%, 10/01/17	3,697
4,869	6.50%, 10/01/18	5,352
9,097	6.50%, 01/01/19	10,016
2,452	6.50%, 03/01/19	2,696
3,942	6.50%, 03/01/19	4,340
939	6.50%, 05/01/24	1,062
845	6.50%, 10/01/28	956
794	6.50%, 05/01/29	899
746	6.50%, 08/01/29	844
2,471	6.50%, 01/01/32	2,795

See accompanying Notes to Financial Statements  |  53

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)

1,242	6.50%, 01/01/32	1,405
2,070	6.50%, 07/01/32	2,342
6,636	6.50%, 09/01/32	7,508
6,422	6.50%, 09/01/32	7,266
3,122	6.50%, 11/01/32	3,532
4,942	6.50%, 12/01/32	5,592
994	6.50%, 01/01/33	1,124
3,025	6.50%, 01/01/33	3,423
2,196	6.50%, 01/01/33	2,484
8,037	6.50%, 03/01/33	9,093
2,131	6.50%, 05/01/33	2,393
2,418	6.50%, 06/01/33	2,736
2,658	6.50%, 06/01/33	3,007
14,665	6.50%, 10/01/33	16,591
7,961	6.50%, 11/01/33	9,025
13,036	6.50%, 12/01/33	14,749
8,866	6.50%, 01/01/34	10,026
2,592	6.50%, 02/01/34	2,909
6,109	6.50%, 03/01/34	6,957
2,706	6.50%, 06/01/34	3,082
16,298	6.50%, 07/01/34	18,429
12,488	6.50%, 08/01/34	14,157
66,713	6.50%, 08/01/36	75,082
32,020	6.50%, 08/01/36	36,037
152	7.00%, 08/01/13	159
8,611	7.00%, 03/01/15	9,375
1,180	7.00%, 10/01/16	1,308
5,014	7.00%, 04/01/17	5,561
15,661	7.00%, 08/01/17	17,385
16,568	7.00%, 02/01/32	19,169
5,848	7.00%, 10/01/32	6,741
1,957	7.00%, 05/01/33	2,239
8,747	7.00%, 12/01/33	9,996
2,364	7.00%, 02/01/34	2,700
265	7.50%, 08/01/13	277
93	7.50%, 09/01/13	93
1,787	7.50%, 02/01/15	1,964
329	7.50%, 05/01/15	364
78	7.50%, 08/01/15	86
4,007	7.50%, 09/01/15	4,440
71	7.50%, 09/01/15	71
291	7.50%, 06/01/17	293
5,080	7.50%, 12/01/23	5,848
891	7.50%, 12/01/26	1,032
4,750	7.50%, 06/01/29	5,515
2,319	7.50%, 07/01/29	2,689
450	7.50%, 09/01/30	523
4,097	7.50%, 12/01/30	4,760
4,390	7.50%, 02/01/31	5,139
8,473	7.50%, 07/01/31	9,845
6,039	7.50%, 09/01/31	7,021
14,797	7.50%, 09/01/31	17,204
2,474	7.50%, 10/01/31	2,877
13,436	7.50%, 11/01/31	15,600
6,337	7.50%, 01/01/32	7,369
2,755	7.50%, 04/01/32	3,205
4,465	7.50%, 05/01/32	5,194
5,043	7.50%, 06/01/32	5,867
3,153	7.50%, 07/01/32	3,668
18,158	7.50%, 09/01/32	21,123
1,235	7.50%, 12/01/32	1,436
3,607	7.50%, 01/01/33	4,196
2,732	7.50%, 03/01/33	3,179
530	7.50%, 12/01/33	617

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)

4,136	7.50%, 02/01/34	4,810
2,529	7.50%, 03/01/34	2,941
290	8.00%, 12/01/12	299
487	8.00%, 07/01/15	492
2,297	8.00%, 12/01/15	2,534
1,446	8.00%, 08/01/25	1,687
3,409	8.00%, 11/01/25	3,978
942	8.00%, 09/01/30	1,101
8,996	8.00%, 11/01/30	10,519
8,569	8.00%, 12/01/30	10,017
7,723	8.00%, 02/01/31	9,044
9,508	8.00%, 10/01/31	11,107
9,042	8.00%, 09/01/32	10,595
358	8.00%, 12/01/32	419
743	8.00%, 01/01/33	870
5,792	8.00%, 11/01/33	6,766
4,834	8.50%, 05/01/31	5,687
25	9.00%, 04/01/16	25
6,019	9.00%, 12/01/17	6,375
7,494	9.00%, 12/01/22	8,609
	Government National Mortgage Assoc.
5,340,000	4.50%TBA(d)	5,500,200
31,557	4.50%, 08/15/33	32,821
103,919	4.50%, 10/15/33	108,081
21,648	4.50%, 10/15/33	22,515
29,110	4.50%, 10/15/33	30,276
66,873	4.50%, 09/15/34	69,424
15,329	4.50%, 09/15/34	15,924
15,042	6.00%, 04/15/27	16,834
4,800	6.00%, 04/15/30	5,372
12,997	6.00%, 04/15/33	14,383
36,354	6.00%, 05/15/33	40,230
5,454	6.00%, 05/15/33	6,036
45,339	6.00%, 07/15/33	50,173
20,934	6.00%, 04/15/34	23,270
8,889	6.00%, 03/15/35	9,947
17,733	6.00%, 04/15/35	19,845
10,251	6.00%, 04/15/35	11,472
1,621	6.00%, 06/15/35	1,814
12,070	6.00%, 09/15/36	13,508
7,077	6.50%, 04/15/19	7,759
1,430	6.50%, 02/15/24	1,625
9,075	6.50%, 02/15/24	10,314
5,454	6.50%, 04/15/24	6,199
12,413	6.50%, 05/15/24	14,219
12,208	6.50%, 06/15/24	13,813
17,417	6.50%, 07/15/24	19,809
17,786	6.50%, 04/15/28	20,145
3,657	6.50%, 04/15/28	4,142
11,398	6.50%, 04/15/28	12,910
19,967	6.50%, 04/15/32	22,616
13,542	6.50%, 08/15/32	15,338
6,054	6.50%, 10/15/32	6,858
13,063	6.50%, 01/15/33	14,783
14,574	6.50%, 01/15/33	16,494
1,043	6.50%, 01/15/33	1,180
3,837	6.50%, 02/15/33	4,343
5,819	6.50%, 03/15/33	6,586
1,935	6.50%, 03/15/33	2,190
11,903	6.50%, 05/15/33	13,470
12,372	6.50%, 06/15/34	14,210
11,213	6.50%, 06/15/34	12,880
10,187	6.50%, 07/15/34	11,669
6,446	6.50%, 08/15/34	7,329

54  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)

20,378	6.50%, 08/15/34	23,342
6,473	6.50%, 08/15/34	7,435
13,195	6.50%, 03/15/36	15,155
12,865	6.50%, 04/15/36	14,776
5,419	6.50%, 05/15/36	6,225
11,138	6.50%, 05/15/36	12,793
17,737	6.50%, 06/15/36	20,373
10,349	6.50%, 07/15/36	11,886
7,152	6.50%, 08/15/36	8,215
11,209	6.50%, 08/15/36	12,875
8,047	6.50%, 08/15/36	9,243
2,032	7.00%, 03/15/12	2,050
9,594	7.00%, 01/15/28	11,097
12,473	7.00%, 02/15/28	14,426
9,891	7.00%, 06/15/34	11,361
12,632	7.00%, 08/15/36	14,519
9,420	7.00%, 08/15/36	10,821
8,415	7.00%, 09/15/36	9,663
10,807	7.00%, 09/15/36	12,453
8,323	7.00%, 09/15/36	9,566
9,953	7.00%, 09/15/36	11,507
6,001	7.00%, 10/15/36	6,896
11,320	7.00%, 10/15/36	13,090
3,391	7.50%, 01/15/23	3,933
4,508	7.50%, 07/15/23	5,230
2,918	7.50%, 09/15/23	3,385
9,432	7.50%, 09/15/23	10,942
8,328	7.50%, 10/15/23	9,662
24,758	7.50%, 12/15/23	28,722
1,991	7.50%, 01/15/28	2,317
8,177	7.50%, 03/15/28	9,515
592	7.50%, 11/15/31	692
4,211	7.50%, 10/15/33	4,924
452	8.00%, 12/15/29	533
970	8.00%, 02/15/30	1,144
27,696	9.00%, 11/15/16	31,325
5,791	9.00%, 01/15/17	6,606
4,908	9.00%, 11/15/17	5,557
1,410	9.00%, 11/15/17	1,597
1,762	9.00%, 12/15/21	2,070

	Total Agency Mortgage Backed
	(Cost $28,101,780)	28,522,708

ASSET BACKED - 2.1%

	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
13,670	0.62%, 01/25/34(c)	11,196
	Chase Funding Mortgage Loan Asset-Backed Certificates
	(Series 2003-6) (Class 1B)
28,675	5.75%, 11/25/34(c)(e)	16,600
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
110,000	6.04%, 09/25/36(f)	95,642
	Countrywide Asset-Backed Certificates
	(Series 2002-1) (Class A)
17,058	0.82%, 08/25/32(c)	11,156
	(Series 2003-BC2) (Class 2A1)
1,456	0.86%, 06/25/33(c)	1,360

Principal Amount ($)		Value ($)

ASSET BACKED — (continued)

	(Series 2003-BC1) (Class A1)
85,593	1.06%, 03/25/33(c)	72,407
	(Series 2002-6) (Class AV1)
2,695	1.12%, 05/25/33(c)	2,250
	(Series 2005-3) (Class AF4)
1,666,088	5.31%, 08/25/35(c)	1,590,560
	Mid-State Trust
	(Series 6) (Class A3)
10,384	7.54%, 07/01/35(e)	10,524
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
100,000	5.30%, 11/25/35(f)	86,208
	Residential Asset Mortgage Products, Inc.
	(Series 2002-RS3) (Class AII1)
14,310	0.82%, 06/25/32(c)	11,998
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
5,509	0.76%, 07/25/32(c)	3,067
	(Series 2003-KS4) (Class AIIB)
22,883	0.84%, 06/25/33(c)	11,196
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
96,501	5.23%, 08/25/35(c)	92,706

	Total Asset Backed
	(Cost $1,982,866)	2,016,870

CORPORATE NOTES - 26.3%

BANKS - 2.7%

	ABN Amro Bank NV
200,000	3.00%, 01/31/14(g)	199,780
	Banco de Credito del Peru
58,000	4.75%, 03/16/16(g)	57,420
	Banco Mercantil del Norte SA
24,000	6.14%, 10/13/16(c)	24,120
	BanColombia SA
20,000	6.13%, 07/26/20	20,100
	Bombardier, Inc.
88,000	7.75%, 03/15/20(g)	96,030
	Central American Bank for Economic Integration
140,000	5.38%, 09/24/14(g)	151,333
	CFG Investment
100,000	9.25%, 12/19/13	105,500
	European Investment Bank
300,000	4.88%, 01/17/17	332,742
	Ex-ImBank of Ukraine
100,000	7.65%, 09/07/11	101,494
	First Horizon National Corp.
170,000	5.38%, 12/15/15	177,795
	Huntington Bancshares, Inc.
80,000	7.00%, 12/15/20	88,478
	ING Bank NV
209,000	4.00%, 03/15/16(g)	208,940
	KeyCorp
111,000	5.10%, 03/24/21	110,528
	Kreditanstalt fuer Wiederaufbau
474,000	3.50%, 03/10/14	501,834
189,000	4.13%, 10/15/14	205,571
56,000	4.50%, 07/16/18	60,632

See accompanying Notes to Financial Statements  |  55

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

BANKS — (continued)

	National Agricultural Cooperative Federation
38,000	4.25%, 01/28/16(g)	38,692
	Wells Fargo & Co.
166,000	3.68%, 06/15/16	167,177

		2,648,166

CAPITAL GOODS - 0.7%

	Amsted Industries, Inc.
116,000	8.13%, 03/15/18(g)	124,265
	Cargill, Inc.
240,000	5.20%, 01/22/13(g)	256,457
96,000	6.00%, 11/27/17(g)	107,714
	Textron, Inc.
152,000	6.20%, 03/15/15	166,039

		654,475

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Republic Services, Inc.
104,000	5.25%, 11/15/21	109,095
82,000	5.50%, 09/15/19	88,129

		197,224

CONSUMER DURABLES & APPAREL - 0.1%

	Hanesbrands, Inc.
135,000	6.38%, 12/15/20	132,300

CONSUMER SERVICES - 0.1%

	Wynn Las Vegas LLC
87,000	7.88%, 05/01/20	93,307

DIVERSIFIED FINANCIAL SERVICES - 0.7%

	HSBC Finance Corp.
344,000	6.68%, 01/15/21(g)	357,708
	Woodside Finance, Ltd.
269,000	4.50%, 11/10/14(g)	285,145

		642,853

DIVERSIFIED FINANCIALS - 3.8%

	Bank of America Corp.
140,000	4.50%, 04/01/15	145,510
305,000	5.63%, 07/01/20	313,698
345,000	5.75%, 12/01/17	363,998
110,000	6.50%, 08/01/16	121,867
	Citigroup, Inc.
341,000	5.00%, 09/15/14	356,355
106,000	5.13%, 05/05/14	113,108
58,000	6.13%, 11/21/17	63,287
61,000	6.38%, 08/12/14	67,483
	Goldman Sachs Capital I
115,000	6.35%, 02/15/34	110,830
	Goldman Sachs Group, Inc. (The)
111,000	3.63%, 02/07/16	110,072
129,000	3.70%, 08/01/15	130,081
217,000	5.38%, 03/15/20	220,717
106,000	6.25%, 02/01/41	105,916
57,000	6.75%, 10/01/37	57,669
	JP Morgan Chase Capital XXV
55,000	6.80%, 10/01/37	55,452

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

DIVERSIFIED FINANCIALS — (continued)

	JPMorgan Chase & Co.
52,000	5.13%, 09/15/14	55,857
	JPMorgan Chase Bank NA
250,000	6.00%, 10/01/17	273,812
	Merrill Lynch & Co., Inc.
69,000	6.05%, 08/15/12	73,352
209,000	6.88%, 04/25/18	232,463
	Morgan Stanley
161,000	5.50%, 01/26/20	161,980
233,000	5.63%, 09/23/19	238,369
133,000	6.00%, 04/28/15	144,982
100,000	6.63%, 04/01/18	110,067

		3,626,925

ENERGY - 3.8%

	Anadarko Petroleum Corp.
72,000	5.95%, 09/15/16	78,383
344,000	6.20%, 03/15/40	333,430
	BP Capital Markets PLC
57,000	3.13%, 10/01/15	57,378
57,000	4.50%, 10/01/20	56,673
	Chesapeake Energy Corp.
333,000	7.25%, 12/15/18	373,793
	Denbury Resources, Inc.
112,000	8.25%, 02/15/20	125,720
	El Paso Corp.
112,000	8.05%, 10/15/30	127,988
	Hess Corp.
116,000	5.60%, 02/15/41	111,210
	Korea National Oil Corp.
100,000	5.38%, 07/30/14	107,430
	NAK Naftogaz Ukraine
100,000	9.50%, 09/30/14	110,500
	Noble Holding International, Ltd.
167,000	3.05%, 03/01/16	165,748
	Pacific Rubiales Energy Corp.
100,000	8.75%, 11/10/16(g)	114,750
	Pemex Project Funding Master Trust
10,000	6.63%, 06/15/35	10,081
30,000	6.63%, 06/15/38	30,022
	Petrobras International Finance Co.
101,000	3.88%, 01/27/16	102,180
	Petroleos de Venezuela SA
19,000	9.16%, 07/10/11(h)	18,668
	Petroleos Mexicanos
200,000	4.88%, 03/15/15	214,000
40,000	6.00%, 03/05/20	42,660
20,000	8.00%, 05/03/19	24,120
	Pioneer Natural Resources Co.
229,000	7.50%, 01/15/20	259,051
	Plains All American Pipeline LP
118,000	3.95%, 09/15/15	121,811
170,000	5.00%, 02/01/21	170,834
	Rockies Express Pipeline LLC
146,000	5.63%, 04/15/20(g)	145,385
	TNK-BP Finance SA
25,000	7.25%, 02/02/20(g)	27,625
	Transocean, Inc.
35,000	6.00%, 03/15/18	37,843
23,000	6.80%, 03/15/38	24,256

56  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

ENERGY — (continued)

	Valero Energy Corp.
113,000	6.13%, 02/01/20	122,427
	Weatherford International, Inc.
123,000	6.35%, 06/15/17	135,957
	Weatherford International, Ltd.
201,000	6.75%, 09/15/40	209,032
	Williams Partners LP
172,000	5.25%, 03/15/20	179,746

		3,638,701

FOOD & STAPLES RETAILING - 0.6%

	CVS Caremark Corp.
122,000	3.25%, 05/18/15	124,048
58,000	5.75%, 06/01/17	63,970
84,000	6.13%, 09/15/39	85,826
	Ingles Markets, Inc.
264,000	8.88%, 05/15/17	284,790

		558,634

FOOD, BEVERAGE & TOBACCO - 1.5%

	Alliance One International, Inc.
155,000	10.00%, 07/15/16	157,906
	Anheuser-Busch InBev Worldwide, Inc.
172,000	3.63%, 04/15/15	178,132
156,000	5.38%, 11/15/14(g)	171,823
	Archer-Daniels-Midland Co.
316,000	5.75%, 03/01/41	324,707
	Kraft Foods, Inc.
114,000	4.13%, 02/09/16	118,408
277,000	5.38%, 02/10/20	292,957
228,000	6.50%, 02/09/40	244,344

		1,488,277

HEALTH CARE EQUIPMENT & SERVICES - 0.2%

	Fresenius Medical Care US Finance, Inc.
10,000	5.75%, 02/15/21(g)	9,738
	HCA, Inc.
93,000	9.25%, 11/15/16	100,556
	Roche Holdings, Inc.
18,000	6.00%, 03/01/19(g)	20,435
	UnitedHealth Group, Inc.
86,000	5.80%, 03/15/36	85,715

		216,444

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%

	Reynolds Group Issuer, Inc.
100,000	7.75%, 10/15/16(g)	106,250

INSURANCE - 1.3%

	American International Group, Inc.
58,000	5.85%, 01/16/18	60,584
	Chubb Corp.
62,000	6.38%, 03/29/67(c)	65,565
	CNA Financial Corp.
158,000	5.75%, 08/15/21	162,078
	Lincoln National Corp.
78,000	6.25%, 02/15/20	86,131

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

INSURANCE — (continued)

140,000	8.75%, 07/01/19	177,550
	Nationwide Mutual Insurance Co.
55,000	6.60%, 04/15/34(g)	51,053
49,000	7.88%, 04/01/33(g)	52,145
22,000	9.38%, 08/15/39(g)	26,830
	Protective Life Corp.
195,000	8.45%, 10/15/39	218,138
	Prudential Financial, Inc.
185,000	3.88%, 01/14/15	191,459
72,000	5.40%, 06/13/35	67,607
	Willis Group Holdings PLC
135,000	4.13%, 03/15/16	134,454

		1,293,594

MATERIALS - 1.3%

	Alcoa, Inc.
89,000	6.15%, 08/15/20	94,216
	ArcelorMittal
77,000	3.75%, 03/01/16	76,943
220,000	5.50%, 03/01/21	217,199
	Boise Paper Holdings LLC
93,000	8.00%, 04/01/20	100,905
	Corp Nacional del Cobre de Chile
113,000	3.75%, 11/04/20(g)	106,090
22,000	5.63%, 09/21/35(g)	22,704
	Georgia-Pacific LLC
62,000	5.40%, 11/01/20(g)	61,336
	Inversiones CMPC SA
20,000	4.75%, 01/19/18(g)	19,735
	Lyondell Chemical Co.
100,000	8.00%, 11/01/17(g)	110,500
	Southern Copper Corp.
153,000	5.38%, 04/16/20	156,289
141,000	6.75%, 04/16/40	142,435
	Xstrata Finance Canada, Ltd.
116,325	5.80%, 11/15/16(g)	128,993

		1,237,345

MEDIA - 2.1%

	CBS Corp.
188,000	5.75%, 04/15/20	199,191
	CCO Holdings LLC
56,000	7.88%, 04/30/18	59,780
68,000	8.13%, 04/30/20	74,290
	COX Communications, Inc.
127,000	6.25%, 06/01/18(g)	141,814
	DIRECTV Holdings LLC
113,000	3.55%, 03/15/15	115,565
50,000	4.75%, 10/01/14	53,882
134,000	5.88%, 10/01/19	145,121
	Globo Comunicacao e Participacoes SA
100,000	6.25%, 07/20/49(f)(g)	105,650
	News America, Inc.
191,000	4.50%, 02/15/21(g)	187,497
165,000	6.65%, 11/15/37	173,603
	Time Warner Cable, Inc.
144,000	6.75%, 07/01/18	163,825
64,000	7.50%, 04/01/14	73,408
	Time Warner, Inc.
215,000	3.15%, 07/15/15	217,956
154,000	5.88%, 11/15/16	172,015

See accompanying Notes to Financial Statements | 57

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

MEDIA — (continued)

129,000	6.20%, 03/15/40	128,255

		2,011,852

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%

	Agilent Technologies, Inc.
80,000	5.50%, 09/14/15	87,094
	Allergan, Inc.
230,000	3.38%, 09/15/20	215,756
	Mylan, Inc.
111,000	7.88%, 07/15/20(g)	121,267
	Teva Pharmaceutical Finance II BV
232,000	3.00%, 06/15/15	234,498
	Wyeth
133,000	5.50%, 03/15/13	144,221

		802,836

REAL ESTATE - 0.6%

	Duke Realty LP
56,000	6.50%, 01/15/18	61,786
	HCP, Inc.
45,000	3.75%, 02/01/16	45,277
114,000	5.38%, 02/01/21	115,345
	WEA Finance LLC
232,000	6.75%, 09/02/19(g)	266,637
65,000	7.50%, 06/02/14(g)	74,454

		563,499

RETAILING - 0.3%

	Home Depot, Inc.
110,000	4.40%, 04/01/21	110,044
44,000	5.95%, 04/01/41	44,030
	QVC, Inc.
142,000	7.50%, 10/01/19(g)	149,810

		303,884

TELECOMMUNICATION SERVICES - 2.4%

	American Tower Corp.
162,000	4.50%, 01/15/18	159,327
	AT&T, Inc.
240,000	6.40%, 05/15/38	245,828
184,000	6.70%, 11/15/13	207,244
	CenturyLink, Inc.
77,000	6.88%, 01/15/28	78,001
	Cincinnati Bell, Inc.
210,000	8.25%, 10/15/17	212,625
	Crown Castle Towers LLC
110,000	4.88%, 08/15/20(g)	110,281
10,000	6.11%, 01/15/20(g)	10,857
	Frontier Communications Corp.
97,000	7.13%, 03/15/19(g)	98,940
	MetroPCS Wireless, Inc.
38,000	6.63%, 11/15/20	38,047
	PAETEC Holding Corp.
156,000	8.88%, 06/30/17	168,870
	Telecom Italia Capital SA
110,000	5.25%, 10/01/15	113,970
128,000	6.00%, 09/30/34	116,168
	Telefonica Emisiones SAU
117,000	3.73%, 04/27/15	118,199
112,000	3.99%, 02/16/16	112,665

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

TELECOMMUNICATION

SERVICES — (continued)

	Verizon Communications, Inc.
102,000	5.50%, 02/15/18	111,358
102,000	6.40%, 02/15/38	107,218
	Windstream Corp.
97,000	7.75%, 10/01/21(g)	99,061
161,000	7.88%, 11/01/17	173,477

		2,282,136

TRANSPORTATION - 0.2%

	Air Jamaica, Ltd.
6,429	9.38%, 07/08/15	6,830
	Kazakhstan Temir Zholy Finance BV
100,000	6.50%, 05/11/11	100,750
	RailAmerica, Inc.
57,000	9.25%, 07/01/17	63,341

		170,921

UTILITIES - 2.8%

	AES Corp. (The)
112,000	8.00%, 10/15/17(g)	120,960
	AES El Salvador Trust
100,000	6.75%, 02/01/16(g)	99,000
	AES Panama SA
60,000	6.35%, 12/21/16(g)	63,960
	Ameren Illinois Co.
178,000	9.75%, 11/15/18	229,928
	Arizona Public Service Co.
95,000	6.25%, 08/01/16	107,305
	Calpine Corp.
24,000	7.25%, 10/15/17(g)	25,080
	Capex SA
19,000	10.00%, 03/10/18(g)	18,715
	Consolidated Edison Co. of New York, Inc.
12,000	5.85%, 04/01/18	13,593
121,000	6.65%, 04/01/19	142,932
	Exelon Corp.
166,000	4.90%, 06/15/15	174,614
	Majapahit Holding BV
100,000	7.25%, 10/17/11(g)	103,250
100,000	7.75%, 10/17/16(g)	113,000
	Midamerican Energy Holdings Co.
9,000	6.13%, 04/01/36	9,577
	National Power Corp.
60,000	4.56%, 08/23/11(c)	60,513
	NextEra Energy Capital Holdings, Inc.
230,000	2.60%, 09/01/15	223,850
	Nisource Finance Corp.
100,000	6.13%, 03/01/22	109,033
	NRG Energy, Inc.
38,000	7.63%, 01/15/18(g)	39,472
	Oglethorpe Power Corp.
115,000	5.38%, 11/01/40	108,230
	Pacific Gas & Electric Co.
120,000	5.80%, 03/01/37	121,721
138,000	6.05%, 03/01/34	144,253
	PacifiCorp
400,000	6.00%, 01/15/39	431,684

58 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

UTILITIES — (continued)

6,000	6.25%, 10/15/37	6,657
	Potomac Edison Co. (The)
112,000	5.35%, 11/15/14	121,396
	Union Electric Co.
68,000	6.70%, 02/01/19	78,597

		2,667,320

	Total Corporate Notes (Cost $24,468,344)	25,336,943

MUNICIPAL BONDS AND NOTES - 0.6%

	American Municipal Power-Ohio, Inc.
80,000	8.08%, 02/15/50	91,193
	Municipal Electric Authority of Georgia
301,000	6.64%, 04/01/57	286,251
	New Jersey State Turnpike Authority
55,000	7.10%, 01/01/41	59,201
80,000	7.41%, 01/01/40	88,618
	New Jersey Transportation Trust Fund Authority
50,000	6.88%, 12/15/39	50,885
	South Carolina State Public Service Authority
55,000	6.45%, 01/01/50	58,582

	Total Municipal Bonds and Notes (Cost $634,500)	634,730

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 7.1%

	Banc of America Commercial Mortgage, Inc.
	(Series 2006-4) (Class A4)
110,000	5.63%, 07/10/46	118,628
	(Series 2006-4) (Class AM)
110,000	5.68%, 07/10/46	112,761
	(Series 2006-4) (Class B)
100,000	5.73%, 07/10/46(c)	89,588
	(Series 2007-4) (Class A4)
190,000	5.74%, 02/10/51(c)	205,633
	(Series 2008-1) (Class A4)
100,000	6.20%, 02/10/51(c)	110,670
	Bear Stearns Commercial Mortgage Securities
	(Series 2006-PW11) (Class A2)
93,396	5.40%, 03/11/39(c)	93,820
	(Series 2006-T22) (Class AM)
110,000	5.51%, 04/12/38(c)	116,241
	(Series 2006-PW13) (Class AJ)
100,000	5.61%, 09/11/41(c)	95,122
	(Series 2007-PW16) (Class AJ)
110,000	5.72%, 06/11/40(c)	93,681
	(Series 2006-PW12) (Class AM)
200,000	5.76%, 09/11/38(c)	206,514
	(Series 2007-T28) (Class D)
40,000	5.99%, 09/11/42(c)(e)(g)	29,300
	Citigroup Commercial Mortgage Trust

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE

BACKED SECURITIES — (continued)

	(Series 2006-C5) (Class AJ)
110,000	5.48%, 10/15/49	104,180
	(Series 2008-C7) (Class A4)
110,000	5.82%, 12/10/49(c)	120,867
	Commercial Mortgage Pass Through Certificates
	(Series 2006-C7) (Class AJ)
120,000	5.79%, 06/10/46(c)	116,511
	(Series 2006-C7) (Class AM)
180,000	5.79%, 06/10/46(c)	187,338
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-C1) (Class C)
200,000	5.54%, 02/15/39(c)	164,625
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
100,000	5.56%, 11/10/46(c)(g)	91,307
	Greenwich Capital Commercial Funding Corp.
	(Series 2006-GG7) (Class AM)
150,000	5.89%, 07/10/38(c)	155,922
	GS Mortgage Securities Corp.
170,000	5.73%, 03/10/21	161,831
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-CB11) (Class A4)
490,000	5.34%, 08/12/37(c)	528,082
	(Series 2006-LDP8) (Class A4)
80,000	5.40%, 05/15/45	85,869
	(Series 2006-LDP8) (Class AM)
250,000	5.44%, 05/15/45	258,458
	(Series 2007-CB18) (Class A4)
280,000	5.44%, 06/12/47	295,649
	(Series 2006-LDP6) (Class B)
80,000	5.52%, 04/15/43(c)	73,852
	(Series 2007-CB20) (Class AM)
110,000	5.90%, 02/12/51(c)	112,848
	(Series 2007-CB20) (Class F)
60,000	6.19%, 02/12/51(c)(e)	33,862
	LB-UBS Commercial Mortgage Trust
	(Series 2004-C1) (Class XST)
1,320,061	1.00%, 01/15/36(e)	53,829
	(Series 2005-C5) (Class A4)
120,000	4.95%, 09/15/30	128,235
	(Series 2006-C1) (Class A4)
120,000	5.16%, 02/15/31	128,455
	(Series 2006-C1) (Class AJ)
110,000	5.28%, 02/15/41(c)	107,411
	(Series 2008-C1) (Class A2)
290,000	6.15%, 04/15/41(c)	319,991
	(Series 2008-C1) (Class AJ)
50,000	6.15%, 04/15/41(c)	46,153
	(Series 2007-C7) (Class AM)
60,000	6.17%, 09/15/45(c)	61,120
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class B)
125,000	5.66%, 05/12/39(c)	83,034
	(Series 2006-C1) (Class AJ)
275,000	5.67%, 05/12/39(c)	272,527

See accompanying Notes to Financial Statements | 59

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)

	Merrill Lynch/Countrywide Commercial Mortgage Trust
	(Series 2006-1) (Class AJ)
100,000	5.53%, 02/12/39(c)	98,081
	(Series 2006-2) (Class AJ)
130,000	5.91%, 06/12/46(c)	125,149
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
150,000	5.16%, 10/12/52(c)	160,038
	(Series 2006-IQ11) (Class AJ)
50,000	5.73%, 10/15/42(c)	50,003
	(Series 2006-IQ11) (Class B)
100,000	5.73%, 10/15/42(c)	97,032
	(Series 2006-IQ11) (Class C)
131,000	5.73%, 10/15/42(c)	116,076
	(Series 2006-T23) (Class A4)
50,000	5.81%, 08/12/41(c)	55,495
	(Series 2007-IQ16) (Class A4)
260,000	5.81%, 12/12/49	281,363
	(Series 2008-T29) (Class AM)
120,000	6.28%, 01/11/43(c)	124,765
	OBP Depositor LLC Trust
	(Series 2010-OBP) (Class A)
80,000	4.65%, 07/15/45	81,399
	Structured Asset Securities Corp.
	(Series 1996-CFL) (Class X1)
46,290	2.10%, 02/25/28(c)(e)	2
	Vornado DP LLC
	(Series 2010-VNO) (Class D)
50,000	6.36%, 09/13/28	50,287
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
300,000	5.47%, 01/15/45(c)	309,694
	(Series 2006-C23) (Class AJ)
160,000	5.52%, 01/15/45(c)	159,738
	(Series 2006-C26) (Class AJ)
60,000	5.99%, 06/15/45(c)	58,419
	(Series 2006-C26) (Class B)
80,000	6.02%, 06/15/45(c)	61,090

	Total Non-Agency Collateralized
	Mortgage Backed Securities (Cost $6,211,089)	6,792,545

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%

	Banc of America Commercial Mortgage, Inc.
	(Series 2005-2) (Class B)
110,000	5.04%, 07/10/43(c)	113,427
	Banc of America Funding Corp.
	(Series 2006-B) (Class B1)
45,829	4.83%, 03/20/36(c)(e)	205
	Banc of America Mortgage Securities, Inc.
	(Series 2005-L) (Class B1)
80,290	4.45%, 01/25/36(c)(e)	5,351
	(Series 2006-A) (Class B1)
87,316	4.45%, 02/25/36(c)(e)	6,856

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE

OBLIGATIONS — (continued)

	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
2,211	0.00%, 11/01/18(a)(e)	2,125
	Countrywide Asset-Backed Certificates
	(Series 2005-IM1) (Class A2)
313,450	0.54%, 11/25/35(c)	300,347
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
100,629	5.33%, 10/25/35(c)(e)	7,406
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
79,755	5.64%, 02/25/36(c)(e)	5,839
	Impac CMB Trust
	(Series 2005-7) (Class A1)
754,127	0.52%, 11/25/35(c)	445,275
	Indymac INDA Mortgage Loan Trust
	(Series 2005-AR2) (Class B1)
50,158	4.50%, 01/25/36(c)(e)	718
	Interstar Millennium Trust
10,250	0.70%, 03/14/36(c)	9,756
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
80,720	5.00%, 08/25/18(b)(e)	7,852
	Puma Finance, Ltd.
	(Series C4) (Class A)
25,559	0.68%, 10/11/34(c)	25,538
	Residential Funding Mortgage Securities I
	(Series 2006-S1) (Class M1)
88,409	5.75%, 01/25/36(e)	1
	Thornburg Mortgage Securities Trust
	(Series 2003-2) (Class A1)
54,848	0.93%, 04/25/43(c)	51,965
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
88,276	5.50%, 01/25/36(e)	938
	(Series 2006-3) (Class B1)
219,218	5.50%, 03/25/36(e)	40,678

	Total Non-Agency Collateralized Mortgage Obligations (Cost $2,094,856)	1,024,277

SOVEREIGN BONDS - 2.0%

	Argentina Bonos
99,600	0.47%, 08/03/12(c)	24,751
15,772	7.00%, 10/03/15	14,865
	Argentine Republic Government International Bond
24,965	2.50%, 12/31/38(f)	10,897
25,983	8.28%, 12/31/33	23,293
	Belize Government International Bond
20,000	6.00%, 02/20/29(f)	16,850

60 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

SOVEREIGN BONDS — (continued)

65,100	6.00%, 02/20/29(f)	54,847
	Brazilian Government International Bond
100,000	5.63%, 01/07/41	98,750
23,000	8.25%, 01/20/34	30,532
	Costa Rica Government
	International Bond
24,000	10.00%, 08/01/20	32,916
	Dominican Republic International Bond
22,616	9.50%, 09/27/11	23,294
	El Salvador Government International Bond
40,000	7.65%, 06/15/35	40,060
	Grenada Government International Bond
45,800	2.50%, 09/15/25(f)	28,625
	Hungary Government International Bond
39,000	6.38%, 03/29/21	39,182
58,000	7.63%, 03/29/41	58,400
	Korea Development Bank
172,000	3.25%, 03/09/16	169,064
	Korea National Oil Corp.
137,000	2.88%, 11/09/15	132,933
	Lebanon Government International Bond
8,400	4.00%, 12/31/17	8,127
20,000	5.15%, 11/12/18	19,300
20,000	6.10%, 10/04/22	19,300
	Mexico Government International Bond
33,000	5.13%, 01/15/20	34,683
18,000	6.05%, 01/11/40	18,630
	Panama Government International Bond
61,000	6.70%, 01/26/36	68,778
	Peruvian Government International Bond
71,000	6.55%, 03/14/37	77,212
	Poland Government International Bond
13,000	6.38%, 07/15/19	14,531
	Province of Manitoba Canada
130,000	4.90%, 12/06/16	144,172
	Province of Quebec Canada
185,000	7.50%, 09/15/29	248,614
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20	101,625
	Turkey Government International Bond
100,000	5.63%, 03/30/21	102,500
200,000	6.00%, 01/14/41	188,000
	Uruguay Government International Bond
37,560	6.88%, 09/28/25	43,382
	Venezuela Government International Bond
22,000	1.30%, 04/20/11	22,044
25,000	10.75%, 09/19/13	25,225

Principal Amount ($)		Value ($)

SOVEREIGN BONDS — (continued)
	Vietnam Government International Bond
8,696	1.30%, 03/12/16(c)	7,662

	Total Sovereign Bonds (Cost $1,885,808)	1,943,044

U.S. TREASURIES - 27.0%
	U.S. Treasury Bonds
5,528,800	3.88%, 08/15/40(i)	4,948,276
3,047,900	4.25%, 11/15/40	2,915,508
	U.S. Treasury Notes
98,400	0.63%, 12/31/12	98,331
5,199,000	2.13%, 02/29/16	5,183,564
13,640,300	2.63%, 11/15/20(i)	12,730,233

73,900	3.63%, 02/15/21	74,962

	Total U.S. Treasuries (Cost $26,148,059)	25,950,874

	Total Bonds & Notes (Cost $94,452,533)	95,392,925

Shares

Other Investments - 0.4%
370,588	GEI Investment Fund(j)	378,000

	Total Other Investments (Cost $370,588)	378,000

Registered Investment Company - 12.2%
11,710,349	Federated Prime Obligations Fund(i)	11,710,349

	Total Registered Investment Company (Cost $11,710,349)	11,710,349

Total Investments - 111.8%		107,481,274

(Cost $106,533,470)
Liabilities in Excess of Other Assets - (11.8)%		(11,331,877)

Net Assets - 100.0%		96,149,397

(a)	Principal only security. These type of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(b)	Interest only security. These type of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.

(c)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Illiquid securities. At March 31, 2011, these securities amounted to $222,086 or 0.2% of net assets. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(f)	Step coupon bond. Security becomes interest baring at a future date.

(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $4,807,258 or 5.0% of net assets.

See accompanying Notes to Financial Statements | 61

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Fixed Income Fund

(h)	Zero coupon bond. Coupon amount represents effective yield to maturity.

(i)	At March 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(j)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced
The Fund had the following futures contracts open at March 31, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)

Long Futures:
2 Yr. U.S. Treasury
Notes Futures	June 2011	62	$12,400,000	$ 8,039
5 Yr. U.S. Treasury
Notes Futures	June 2011	29	2,900,000	1,987

				10,026
Short Futures:
5 Yr. U.S. Treasury
Notes Futures	June 2011	9	900,000	(984)
Ultra Long U.S.
Treasury Bond
Futures	June 2011	15	1,500,000	(18,655)
10 Yr. U.S. Treasury
Notes Futures	June 2011	153	15,300,000	(85,054)

				(104,693)

				$ (94,667)

62 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Money Market Fund II

		Amortized
Principal Amount ($)		Cost ($)

Short-Term Investments - 95.8%

CERTIFICATES OF DEPOSIT - 47.5%

	Bank of Montreal
2,200,000	0.15%, 04/07/11	2,200,000
	Bank of Nova Scotia
4,547,000	0.30%, 04/04/11	4,547,000
	Barclays Bank PLC NY
5,763,000	0.36%, 05/03/11(a)	5,763,000
2,515,000	0.41%, 06/20/11(a)	2,515,000
	Credit Agricole SA
5,970,000	0.42%, 06/01/11	5,970,000
	Deutsche Bank AG
5,956,000	0.33%, 05/10/11	5,956,000
	National Australia Bank NY
4,160,000	0.32%, 06/10/11(a)	4,160,000
	Nordea Bank Finland PLC
3,814,000	0.29%, 04/15/11	3,814,037
	Rabobank Nederland NV
4,201,000	0.31%, 10/12/11(a)	4,201,274
	Royal Bank of Canada/New York NY
3,317,000	0.27%, 08/26/11(a)	3,317,000
500,000	0.31%, 03/12/12(a)	500,000
	Standard Chartered PLC
2,300,000	0.30%, 06/27/11	2,300,000
	Svenska Handelsbanken AB
3,950,000	0.27%, 06/21/11	3,950,000
	Toronto-Dominion Bank
1,700,000	0.21%, 04/04/11	1,700,000
	Westpac Banking Corp. NY
4,118,000	0.30%, 05/13/11(a)	4,118,000

	Total Certificates of Deposit (Cost $55,011,311)	55,011,311

COMMERCIAL PAPER - 9.7%

	Caisse D’Amortissement De La Dette Sociale
3,450,000	0.28%, 06/16/11(b)	3,447,997
	Credit Suisse Group AG
4,187,000	0.27%, 04/20/11(b)	4,186,403
	Societe Generale
3,566,000	0.47%, 07/06/11(b)	3,561,531

	Total Commercial Paper (Cost $11,195,931)	11,195,931

CORPORATE NOTES - 8.4%

	Australia & New Zealand Banking Group, Ltd.
2,253,000	0.46%, 04/26/11(a)(c)	2,253,360
	International Bank for Reconstruction & Development
3,027,000	0.31%, 07/13/11(a)	3,027,000
	National Australia Bank, Ltd.
1,562,000	0.38%, 07/07/11(a)(c)	1,562,491
	UBS AG/Stamford CT
2,900,000	0.60%, 04/15/11(a)	2,900,443

	Total Corporate Notes (Cost $9,743,294)	9,743,294

		Amortized
Principal Amount ($)		Cost ($)

U.S. GOVERNMENT AGENCY AND RELATED - 7.2%
	Federal Home Loan Bank Discount Notes
2,150,000	0.08%, 04/08/11(b)	2,149,967
2,250,000	0.13%, 06/15/11(b)	2,249,391
	Federal Home Loan Mortgage Corp.
3,933,000	0.36%, 04/01/11(a)	3,933,000

	Total U.S. Government Agency and Related (Cost $8,332,358)	8,332,358

U.S. TREASURIES - 1.4%
	United States Treasury Note
1,550,000	0.75%, 11/30/11	1,555,443

	Total U.S. Treasuries (Cost $1,555,443)	1,555,443

REPURCHASE AGREEMENT - 21.6%
25,000,000	Barclays Capital, Inc. 0.13, 04/01/11 (Dated 03/31/11, repurchase price of $25,000,900, collateralized by a U.S. Government obligation, 0.75%, due 12/18/13, value $25,500,400)	25,000,000

	Total Repurchase Agreement (Cost $25,000,000)	25,000,000

	Total Short-Term Investments (Cost $110,838,337)	110,838,337

Registered Investment Company - 4.3%
5,029,624	Federated Prime Obligations Fund	5,029,624

	Total Registered Investment Company (Cost $5,029,624)	5,029,624

Total Investments - 100.1%		115,867,961

(Cost $115,867,961)
Liabilities in Excess of Other Assets - (0.1)%		(147,748)

Net Assets - 100.0%		115,720,213

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Coupon amount represents effective yield at time of purchase.

(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $3,815,851 or 3.3% of net assets.

See accompanying Notes to Financial Statements | 63

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2011 (unaudited)

	Highland	Highland	Highland	Highland
	U.S.	Core Value	Premier	Small-Cap
	Equity	Equity	Growth Equity	Equity
	Fund	Fund	Fund	Fund
	($)	($)	($)	($)

Assets
Investments, at value*	194,664,479	40,758,084	189,625,734	45,517,843
Repurchase Agreement, at value*	—	—	—	—
Cash	—	—	—	—
Restricted Cash (Note 2)	—	—	—	—
Foreign currency**	—	—	—	—
Receivable for:
Administration and accounting	—	—	—	—
Investments sold	592,485	107,279	420,946	52,910
Dividend and interest	177,514	48,721	60,745	31,900
Fund shares sold	8,295	2,935	279,359	6,220
Prepaid expenses	23,712	16,779	25,916	16,881
Variation margin	10,112	—	—	—
Other assets	—	—	—	—

Total assets	195,476,597	40,933,798	190,412,700	45,625,754

Liabilities
Due to Custodian	—	—	2,317	—
Foreign currency due to custodian**	—	—	—	—
Payable for:
Distributions	—	—	—	—
Investments purchased	912,399	166,875	473,192	248,064
Fund shares redeemed	163,881	33,103	1,123,191	27,960
Variation margin	—	1,450	8,410	—
Investment adviser and administrator fees (Note 6)	66,108	18,943	96,591	35,817
Trustee fees	7,580	884	4,544	854
Distribution and service fees (Note 6)	41,651	9,855	43,205	11,675
Audit fees	25,636	18,108	26,636	18,433
Legal fees	2,408	387	2,829	455
Transfer agent fees	27,972	11,378	16,966	8,469
Custody fees	49,862	25,995	33,106	52,676
Accrued expenses and other liabilities	32,813	119,981	29,041	20,470

Total liabilities	1,330,310	406,959	1,860,028	424,873

Net Assets	194,146,287	40,526,839	188,552,672	45,200,881

Net Assets Consist of:
Par value (Note 1)	7,629	4,119	8,378	3,743
Paid-in capital	183,401,280	40,392,683	168,452,931	41,569,458
Accumulated net investment income (loss)	1,233,981	171,293	67,207	(95,702)
Accumulated net realized gain (loss) from investments, future contracts and foreign currency transactions	(21,409,974)	(7,063,877)	(15,925,067)	(3,809,445)
Net unrealized appreciation (depreciation) on investments, future contracts and translation of assets and liabilities denominated in foreign currency	30,913,371	7,022,621	35,949,223	7,532,827

Net Assets	194,146,287	40,526,839	188,552,672	45,200,881

* Investments and Repurchase Agreement, at cost	163,818,290	33,750,633	153,764,802	37,985,016
** Foreign currency, at cost	—	—	—	—
64 | See Notes to Financial Statements.

Highland Funds II

Highland	Highland	Highland	Highland	Highland		Highland	Highland
Global	International	Total	Government	Short-Term	Highland	Fixed	Money
Equity	Equity	Return	Securities	Government	Tax-Exempt	Income	Market
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund II
($)	($)	($)	($)	($)	($)	($)	($)

31,718,163	23,213,223	115,421,866	92,076,410	58,022,845	37,186,249	107,481,274	90,867,961
—	—	—	—	—	—	—	25,000,000
12	—	—	3,504	—	—	1,037	—
—	365,548	499,893	—	—	—	—	—
60,290	95,104	—	—	—	—	—	—

—	—	344	—	—	—	—	—
810,649	14,020	5,850,331	6,344,596	3,149,016	505,841	1,135,512	—
78,395	113,364	562,313	432,310	214,211	503,997	782,381	39,926
172	75	7,885	5,079	7,868	3,480	33,347	56,750
21,992	40,848	27,789	2,676	20,398	16,374	29,374	1,827
—	—	93,686	42,325	9,567	—	10,813	—
—	—	—	—	12,384	68,610	—	—

32,689,673	23,842,182	122,464,107	98,906,900	61,436,289	38,284,551	109,473,738	115,966,464

—	—	79,273	—	—	—	—	—
—	—	180,066	—	—	—	—	—

—	—	—	24,602	15,019	23,409	43,423	—
602,302	19,630	11,061,970	6,853,053	2,841,112	530,245	12,967,836	—
27,024	17,274	966,705	79,209	193,201	73,565	41,489	89,903
779	13,350	—	—	—	—	—	—
20,294	16,481	47,267	31,654	15,184	11,446	29,070	4,777
709	591	2,576	2,116	1,341	865	2,191	2,220
6,825	4,976	31,061	19,984	13,169	9,335	20,911	—
22,165	27,302	28,548	20,352	20,901	17,368	23,634	15,570
788	448	5,676	1,072	—	—	2,065	9,894
11,080	8,427	15,496	11,201	6,372	2,013	9,820	17,300
27,806	57,365	145,640	30,182	26,068	19,857	75,396	62,977
8,845	176,507	113,332	8,430	6,803	10,082	108,506	43,610

728,617	342,351	12,677,610	7,081,855	3,139,170	698,185	13,324,341	246,251

31,961,056	23,499,831	109,786,497	91,825,045	58,297,119	37,586,366	96,149,397	115,720,213

1,465	1,744	5,391	10,601	4,978	3,306	7,887	115,740
33,695,112	34,610,512	112,581,265	96,038,910	57,958,024	37,715,798	101,221,087	115,597,722
(69,054)	(39,545)	548,448	24	(133,103)	50,585	150,049	(9)
(7,121,297)	(14,623,752)	(13,753,735)	(3,713,618)	(430,037)	(1,013,955)	(6,082,765)	6,760
5,454,830	3,550,872	10,405,128	(510,872)	897,257	830,632	853,139	—

31,961,056	23,499,831	109,786,497	91,825,045	58,297,119	37,586,366	96,149,397	115,720,213

26,276,184	19,668,961	105,052,295	92,617,747	57,131,340	36,355,617	106,533,470	115,867,961
59,859	94,531	(180,574)	—	—	—	—	—
See Notes to Financial Statements. | 65

STATEMENTS OF ASSETS AND LIABILITIES (continued)
As of March 31, 2011 (unaudited)

	Highland	Highland	Highland	Highland
	U.S.	Core Value	Premier	Small-Cap
	Equity	Equity	Growth Equity	Equity
	Fund	Fund	Fund	Fund
	($)	($)	($)	($)

Class A:
Net assets	185,869,862	38,339,679	145,057,047	41,232,445
Shares outstanding ($0.001 par value; unlimited shares authorized)	7,295,250	3,884,407	6,389,983	3,368,392

Net asset value and offering price per share(a)(b)	25.48	9.87	22.70	12.24

Maximum offering price per share(c)	27.03	10.47	24.08	12.99

Class B:
Net assets	249,792	200,067	362,634	407,489
Shares outstanding ($0.001 par value; unlimited shares authorized)	10,340	21,373	18,374	38,663

Net asset value and offering price per share(a)	24.16	9.36	19.74	10.54

Class C:
Net assets	2,862,730	1,856,387	14,390,983	3,312,632
Shares outstanding ($0.001 par value; unlimited shares authorized)	120,739	201,516	728,077	316,052

Net asset value and offering price per share(a)	23.71	9.21	19.77	10.48

Class R:
Net assets	996	1,002	182,368	1,034
Shares outstanding ($0.001 par value; unlimited shares authorized)	39	101	8,094	85

Net asset value, offering and redemption price per share	25.50	9.87	22.53	12.15

Class Y:
Net assets	5,162,907	129,704	28,559,640	247,281
Shares outstanding ($0.001 par value; unlimited shares authorized)	202,949	11,854	1,233,822	19,376

Net asset value, offering and redemption price per share	25.44	10.94	23.15	12.76

Retail Class:
Net assets	—	—	—	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	—	—	—	—

Net asset value, offering and redemption price per share	—	—	—	—

Institutional Class:
Net assets	—	—	—	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	—	—	—	—

Net asset value, offering and redemption price per share	—	—	—	—

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 1.00% CDSC of redeemed within one year of purchase.
(c)	The sales charge is 5.75% for all Funds except for the Government Securities Fund, Tax-Exempt Fund and Fixed Income Fund, which is 4.25% and the Short-Term Government Fund, which is 2.50%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.
66 | See Notes to Financial Statements.

Highland Funds II

Highland	Highland	Highland	Highland	Highland		Highland	Highland
Global	International	Total	Government	Short-Term	Highland	Fixed	Money
Equity	Equity	Return	Securities	Government	Tax-Exempt	Income	Market
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund II
($)	($)	($)	($)	($)	($)	($)	($)

31,790,007	17,879,544	97,726,988	91,267,386	42,332,046	34,797,187	94,268,394	—
1,455,935	1,324,019	4,759,390	10,537,706	3,611,971	3,064,328	7,732,776	—

21.83	13.50	20.53	8.66	11.72	11.36	12.19	—

23.16	14.32	21.78	9.04	12.02	11.86	12.73	—

43,958	94,595	663,014	124,210	196,799	20,070	98,466	—
2,242	7,669	33,531	14,214	16,818	1,768	8,077	—

19.61	12.33	19.77	8.74	11.70	11.35	12.19	—

120,717	1,065,130	11,086,767	433,449	4,404,624	2,118,729	754,870	—
6,085	86,190	583,286	49,316	376,110	186,665	61,832	—

19.84	12.36	19.01	8.79	11.71	11.35	12.21	—

1,000	987	1,005	—	1,006	—	1,013	—
46	73	49	—	86	—	83	—

21.85	13.50	20.54	—	11.72	—	12.19	—

5,374	4,459,575	308,723	—	11,362,644	650,380	1,026,654	—
244	326,095	14,888	—	973,303	52,988	84,346	—

22.06	13.68	20.74	—	11.67	12.27	12.17	—

—	—	—	—	—	—	—	81,936,811
—	—	—	—	—	—	—	82,011,249

—	—	—	—	—	—	—	1.00

—	—	—	—	—	—	—	33,783,402
—	—	—	—	—	—	—	33,728,619

—	—	—	—	—	—	—	1.00

See Notes to Financial Statements. | 67

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2011 (unaudited)

	Highland	Highland	Highland	Highland
	U.S.	Core Value	Premier	Small-Cap
	Equity	Equity	Growth Equity	Equity
	Fund	Fund	Fund	Fund
	($)	($)	($)	($)

Investment Income
Income:
Dividends	2,243,695	405,368	975,020	323,509
Interest	—	3,692	84,506	—
Less: Foreign taxes withheld	1,931	(83)	—	(189)

Total Income	2,245,626	408,977	1,059,526	323,320

Expenses:
Investment adviser and administrator fees (Note 6)	599,271	108,377	601,710	200,570
Distribution and service fees: (Note 6)
Class A	230,760	46,277	183,983	48,016
Class B	1,489	1,095	2,317	2,112
Class C	14,441	9,605	71,467	15,670
Class R	19	19	318	20
Transfer agent fees	68,819	29,482	37,196	25,070
Trustees fees (Note 6)	8,756	1,028	5,293	1,013
Custody fees	3,466	764	1,348	68,083
Audit fees	17,519	9,197	17,549	17,199
Legal fees	3,757	690	3,781	863
Registration fees	14,903	17,708	18,042	22,102
Reports to shareholders	23,610	4,990	21,209	10,174
Others	23,521	8,152	28,741	10,131

Total expenses before waiver and reimbursement (Note 6)	1,010,331	237,384	992,954	421,023
Less: Expenses waived or borne by the adviser	(6,881)	(1,132)	(4,990)	(2,767)
Less: Expenses reimbursed by the adviser	—	—	—	—

Net expenses	1,003,450	236,252	987,964	418,256

Net investment income (loss)	1,242,176	172,725	71,562	(94,936)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	40,499,592	1,474,411	8,299,411	5,508,793
Future contracts	567,573	129,848	(114,908)	202,115
Foreign currency related transactions	490	8	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	10,457,852	4,563,348	22,926,406	4,420,924
Future contracts	(89,829)	(910)	90,198	(32,601)
Foreign currency related transactions	(20)	—	—	—

Net realized and unrealized gain (loss) on investments	51,435,658	6,166,705	31,201,107	10,099,231

Net increase (decrease) in net assets resulting from operations	52,677,834	6,339,430	31,272,669	10,004,295

68 | See Notes to Financial Statements.

Highland Funds II

Highland	Highland	Highland	Highland	Highland		Highland	Highland
Global	International	Total	Government	Short-Term	Highland	Fixed	Money
Equity	Equity	Return	Securities	Government	Tax-exempt	Income	Market
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund II
($)	($)	($)	($)	($)	($)	($)	($)

261,663	212,121	564,695	679	83	59	1,239	205
—	95	832,877	964,528	677,431	834,236	2,152,761	913,085
(18,254)	(15,951)	(19,582)	—	—	—	(2,314)	—

243,409	196,265	1,377,990	965,207	677,514	834,295	2,151,686	913,290

158,040	116,626	294,635	193,952	98,264	70,623	175,304	830,581

39,046	28,704	128,060	119,989	56,924	46,481	120,959	—
234	587	4,359	699	1,075	104	551	—
651	6,143	58,929	2,680	29,016	11,920	4,163	—
17	16	19	—	21	—	22	—
30,863	22,527	39,894	31,838	17,676	5,176	25,546	43,653
880	704	3,022	2,467	1,585	1,011	2,552	5,063
2,212	24,209	199,407	907	29,992	27,640	49,602	82,874
21,757	18,309	17,226	8,381	20,576	17,152	24,175	14,204
660	395	3,196	1,216	430	682	1,281	6,857
14,161	9,044	10,128	18,906	16,764	14,365	9,589	1,805
6,877	3,423	12,224	12,208	6,383	6,554	10,760	48,180
9,271	8,656	34,249	10,262	8,618	11,974	9,910	30,178

284,669	239,343	805,348	403,505	287,324	213,682	434,414	1,063,395
(1,378)	(925)	(12,671)	(5,573)	(2,258)	(1,067)	(11,123)	(161,231)
—	—	—	—	—	(12,300)	—	—

283,291	238,418	792,677	397,932	285,066	200,315	423,291	902,164

(39,882)	(42,153)	585,313	567,275	392,448	633,980	1,728,395	11,126

5,057,777	2,344,564	5,953,842	(3,129,068)	(110,480)	(155,923)	393,569	6,761
40,760	(49,770)	1,343,143	355,611	183,166	—	647,118	—
(23,405)	(2,747)	(21,973)	—	—	—	(1,975)	—

776,129	525,129	3,457,649	(1,218,811)	(89,059)	(2,037,291)	(1,654,683)	—
17,262	1,327	(106,135)	7,590	2,825	—	(5,470)	—
(5,311)	(3,772)	(42)	—	—	—	—	—

5,863,212	2,814,731	10,626,484	(3,984,678)	(13,548)	(2,193,214)	(621,441)	6,761

5,823,330	2,772,578	11,211,797	(3,417,403)	378,900	(1,559,234)	1,106,954	17,887

See Notes to Financial Statements. | 69

STATEMENTS OF CHANGES IN NET ASSETS

	Highland		Highland
	U.S. Equity Fund		Core Value Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(unaudited)	2010	(unaudited)	2010
	($)	($)	($)	($)
Increase (Decrease) in Net Assets
Operations:
Net investments income (loss)	1,242,176	3,192,697	172,725	364,706
Net realized gain (loss) on investments, future contracts, and foreign currency transactions	41,067,655	(519,917)	1,604,267	476,595
Net increase (decrease) in unrealized appreciation (depreciation) on investments, future contracts, and foreign currency transactions	10,368,003	11,038,935	4,562,438	1,158,237

Net increase from operations	52,677,834	13,711,715	6,339,430	1,999,538

Distributions to shareholders from:
Net investment income
Class A	(1,234,611)	(1,922,066)	(268,259)	(339,748)
Class B	—	(8,091)	—	(3,207)
Class C	—	(19,644)	—	(11,361)
Class R	(33)	(73)	(51)	(54)
Class Y	(1,328,928)	(1,373,258)	(1,153)	(3,399)

Total distributions	(2,563,572)	(3,323,132)	(269,463)	(357,769)

Increase (decrease) in net assets from operations and distributions	50,114,262	10,388,583	6,069,967	1,641,769

Share transactions:
Proceeds from sale of shares
Class A	3,349,159	15,002,017	904,738	4,507,746
Class B	—	1,002	—	1,845
Class C	127,840	265,819	90,056	549,275
Class R	1,000	—	1,000	—
Class Y	7,300,289	24,584,731	5,803	89,378
Value of distributions reinvested
Class A	1,186,528	1,854,565	251,030	321,634
Class B	—	7,799	—	2,952
Class C	—	17,943	—	10,733
Class R	33	73	51	54
Class Y	1,328,918	1,372,958	—	254
Cost of shares redeemed
Class A	(23,873,713)	(46,152,098)	(3,191,181)	(6,174,533)
Class B	(189,609)	(632,099)	(60,035)	(433,022)
Class C	(489,830)	(786,635)	(445,559)	(568,234)
Class R	(10,579)	—	(10,613)	—
Class Y	(159,306,195)	(6,568,428)	(46,375)	(237,869)
Capital contribution (Note 1)
Class Y	—	—	—	—

Net decrease from shares transactions	(170,576,159)	(11,032,353)	(2,501,085)	(1,929,787)

Total increase (decrease) in net assets	(120,461,897)	(643,770)	3,568,882	(288,018)
Net Assets
Beginning of period	314,608,184	315,251,954	36,957,957	37,245,975

End of period	194,146,287	314,608,184	40,526,839	36,957,957

Accumulated net investment income (loss)	1,233,981	2,555,377	171,293	268,031

70 | See Notes to Financial Statements.

Highland Funds II

Highland		Highland		Highland		Highland
Premier Growth Equity Fund		Small-Cap Equity Fund		Global Equity Fund		International Equity Fund
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,
(unaudited)	2010	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
($)	($)	($)	($)	($)	($)	($)	($)

71,562	(182,886)	(94,936)	(148,505)	(39,882)	125,584	(42,153)	336,214
8,184,503	(4,619,152)	5,710,908	1,335,186	5,075,132	(447,645)	2,292,047	(2,345,904)
23,016,604	15,337,527	4,388,323	3,471,667	788,080	3,022,263	522,684	2,566,264

31,272,669	10,535,489	10,004,295	4,658,348	5,823,330	2,700,202	2,772,578	556,574

—	(374,221)	—	—	(46,933)	(318,924)	(225,884)	(765,322)
—	(1,996)	—	—	—	(887)	—	(9,237)
—	—	—	—	—	(162)	(3,972)	(27,137)
—	(213)	—	—	—	(53)	(55)	(200)
—	(116,967)	—	—	(65,866)	(192,134)	(56,219)	(170,748)

—	(493,397)	—	—	(112,799)	(512,160)	(286,130)	(972,644)

31,272,669	10,042,092	10,004,295	4,658,348	5,710,531	2,188,042	2,486,448	(416,070)

7,817,304	18,421,945	5,353,581	4,067,208	1,012,850	1,340,265	675,995	2,741,757
—	889	—	6,810	—	2,164	—	1,285
689,304	2,458,640	72,569	543,061	17,586	21,307	48,008	340,036
87,803	89,518	1,000	—	999	—	1,000	—
6,369,810	20,663,910	—	5,789	336,263	1,469,139	19,829	294,181

—	345,643	—	—	44,450	300,058	214,246	709,817
—	1,966	—	—	—	887	—	9,053
—	—	—	—	—	130	3,835	26,851
—	213	—	—	—	53	55	200
—	66,496	—	—	65,866	192,134	55,522	159,478

(25,471,789)	(36,321,507)	(8,038,465)	(5,897,618)	(2,895,084)	(4,018,705)	(9,760,863)	(11,547,538)
(289,143)	(1,999,500)	(125,315)	(721,150)	(8,996)	(45,830)	(41,560)	(268,890)
(2,206,365)	(3,703,496)	(322,976)	(889,008)	(40,694)	(95,523)	(295,144)	(327,203)
(25,899)	(49)	(11,524)	—	(9,049)	—	(8,402)	—
(21,083,686)	(8,187,613)	(4,178)	(895,367)	(17,770,031)	(2,128,017)	(852,055)	(3,750,334)

—	—	—	—	2,845	—	—	—

(34,112,661)	(8,162,945)	(3,075,308)	(3,780,275)	(19,242,995)	(2,961,938)	(9,939,534)	(11,611,307)

(2,839,992)	1,879,147	6,928,987	878,073	(13,532,464)	(773,896)	(7,453,086)	(12,027,377)

191,392,664	189,513,517	38,271,894	37,393,821	45,493,520	46,267,416	30,952,917	42,980,294

188,552,672	191,392,664	45,200,881	38,271,894	31,961,056	45,493,520	23,499,831	30,952,917

67,207	(4,355)	(95,702)	(766)	(69,054)	83,627	(39,545)	288,738

See Notes to Financial Statements. | 71

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland		Highland
	Total Return Fund		Government Securities Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(unaudited)	2010	(unaudited)	2010
	($)	($)	($)	($)
Increase (Decrease) in Net Assets
Operations:
Net investments income	585,313	1,079,911	567,275	1,862,863
Net realized gain (loss) on investments, future contracts, and foreign currency transactions	7,275,012	380,998	(2,773,457)	4,132,684
Net increase (decrease) in unrealized appreciation (depreciation) on investments, future contracts, and foreign currency transactions	3,351,472	6,297,086	(1,211,221)	(902,086)

Net increase (decrease) from operations	11,211,797	7,757,995	(3,417,403)	5,093,461

Distributions to shareholders from:
Net investment income
Class A	(585,877)	(1,518,961)	(625,232)	(1,779,117)
Class B	—	(30,971)	(388)	(2,960)
Class C	—	(114,513)	(1,475)	(6,093)
Class R	(35)	(92)	—	—
Class Y	(42,764)	(108,741)	—	—
Retail Class	—	—	—	—
Institutional Class	—	—	—	—
Net realized gains
Class A	—	—	(2,460,802)	(268,605)
Class B	—	—	(3,520)	(1,011)
Class C	—	—	(14,820)	(1,574)
Retail Class	—	—	—	—
Institutional Class	—	—	—	—
Return of capital
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Class Y	—	—	—	—

Total distributions	(628,676)	(1,773,278)	(3,106,237)	(2,059,360)

Increase (decrease) in net assets from operations and distributions	10,583,121	5,984,717	(6,523,640)	3,034,101

Share transactions:
Proceeds from sale of shares
Class A	2,312,854	10,732,727	328,723	1,133,039
Class B	11,933	—	—	—
Class C	576,657	4,069,355	66,100	186,113
Class R	999	—	—	—
Class Y	234,990	1,242,204	—	—
Retail Class	—	—	—	—
Institutional Class	—	—	—	—
Value of distributions reinvested
Class A	534,829	1,404,981	2,428,192	1,614,863
Class B	—	30,249	3,896	2,850
Class C	—	85,039	7,360	4,338
Class R	35	92	—	—
Class Y	40,543	103,417	—	—
Retail Class	—	—	—	—
Institutional Class	—	—	—	—
Cost of shares redeemed
Class A	(19,054,273)	(17,621,081)	(7,516,644)	(12,034,316)
Class B	(511,029)	(3,857,021)	(31,678)	(295,057)
Class C	(2,263,512)	(3,761,557)	(257,551)	(185,991)
Class R	(9,982)	—	—	—
Class Y	(5,375,482)	(4,374,916)	—	—
Retail Class	—	—	—	—
Institutional Class	—	—	—	—
Redemption in kind (Note 8)
Institutional Class	—	—	—	—

Net increase (decrease) from shares transactions	(23,501,438)	(11,946,511)	(4,971,602)	(9,574,161)

Total increase (decrease) in net assets	(12,918,317)	(5,961,794)	(11,495,242)	(6,540,060)
Net Assets
Beginning of period	122,704,814	128,666,608	103,320,287	109,860,347

End of period	109,786,497	122,704,814	91,825,045	103,320,287

Accumulated net investment income (loss)	548,448	591,811	24	59,844

72 | See Notes to Financial Statements.

Highland Funds II

Highland		Highland		Highland		Highland
Short-Term Government Fund		Tax-Exempt Fund		Fixed Income Fund		Money Market Fund II
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,
(unaudited)	2010	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
($)	($)	($)	($)	($)	($)	($)	($)

392,448	869,308	633,980	1,431,627	1,728,395	3,053,455	11,126	208,235
72,686	1,032,971	(155,923)	(94,329)	1,038,712	2,349,649	6,761	7,369

(86,234)	685,573	(2,037,291)	794,110	(1,660,153)	2,990,920	—	—

378,900	2,587,852	(1,559,234)	2,131,408	1,106,954	8,394,024	17,887	215,604

(283,876)	(487,709)	(594,489)	(1,359,940)	(1,629,643)	(3,621,190)	—	—
(603)	(2,599)	(255)	(1,358)	(1,421)	(7,836)	—	—
(5,581)	(34,787)	(29,527)	(50,467)	(10,784)	(26,713)	—	—
(37)	(90)	—	—	(129)	(367)	—	—
(91,956)	(584,637)	(9,709)	(19,863)	(37,230)	(106,575)	—	—
—	—	—	—	—	—	—	(1,715)
—	—	—	—	—	—	(11,126)	(206,521)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(602)	—
—	—	—	—	—	—	(3,934)	—

—	(168,712)	—	—	—	—	—	—
—	(899)	—	—	—	—	—	—
—	(12,034)	—	—	—	—	—	—
—	(31)	—	—	—	—	—	—
—	(202,242)	—	—	—	—	—	—

(382,053)	(1,493,740)	(633,980)	(1,431,628)	(1,679,207)	(3,762,681)	(15,662)	(208,236)

(3,153)	1,094,112	(2,193,214)	699,780	(572,253)	4,631,343	2,225	7,368

4,776,683	7,905,070	625,244	6,323,057	2,275,787	7,038,733	—	—
26	6,867	—	—	7	2,201	—	—
122,874	3,336,772	63,051	1,793,510	55,969	254,915	—	—
1,000	2	—	—	1,000	—	—	—
1,702,889	18,556,529	312,323	726,933	80,147	494,832	—	—
—	—	—	—	—	—	7,495,184	20,399,650
—	—	—	—	—	—	1,659,413,710	4,597,524,886

240,989	613,862	440,008	1,045,648	1,418,686	3,177,381	—	—
482	3,431	75	943	699	4,905	—	—
3,476	38,218	10,626	23,752	9,835	25,369	—	—
31	121	—	—	117	367	—	—
82,985	715,595	143	214	31,544	91,733	—	—
—	—	—	—	—	—	572	1,558
—	—	—	—	—	—	15,060	205,576

(10,556,315)	(9,005,906)	(4,293,351)	(4,221,115)	(7,618,062)	(19,458,633)	—	—
(79,752)	(375,152)	(1,062)	(64,385)	(32,930)	(261,887)	—	—
(2,743,031)	(2,277,962)	(513,622)	(113,786)	(239,449)	(304,193)	—	—
(10,767)	—	—	—	(11,053)	—	—	—
(18,281,170)	(53,859,084)	(334,802)	(540,939)	(1,753,253)	(6,565,249)	—	—
—	—	—	—	—	—	(41,790,969)	(68,683,476)
—	—	—	—	—	—	(1,902,636,087)	(4,636,071,779)

—	—	—	—	—	—	(580,106,723)	—

(24,739,600)	(34,341,637)	(3,691,367)	4,973,832	(5,780,956)	(15,499,526)	(857,609,253)	(86,623,585)

(24,742,753)	(33,247,525)	(5,884,581)	5,673,612	(6,353,209)	(10,868,183)	(857,607,028)	(86,616,217)

83,039,872	116,287,397	43,470,947	37,797,335	102,502,606	113,370,789	973,327,241	1,059,943,458

58,297,119	83,039,872	37,586,366	43,470,947	96,149,397	102,502,606	115,720,213	973,327,241

(133,103)	(143,498)	50,585	50,585	150,049	100,861	(9)	(9)

See Notes to Financial Statements. | 73

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY - SHARES

	Highland		Highland
	U.S. Equity Fund		Core Value Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(unaudited)	2010	(unaudited)	2010
Class A:
Shares sold	138,627	685,274	95,332	540,527
Issued for distribution reinvested	49,010	84,107	27,050	38,199
Shares redeemed	(992,707)	(2,112,077)	(340,155)	(746,138)

Net decrease in fund shares	(805,070)	(1,342,696)	(217,773)	(167,412)

Class B:
Shares sold	—	51	—	221
Issued for distribution reinvested	—	372	—	369
Shares redeemed	(8,577)	(30,312)	(6,792)	(54,109)

Net decrease in fund shares	(8,577)	(29,889)	(6,792)	(53,519)

Class C:
Shares sold	5,799	13,229	10,198	69,692
Issued for distribution reinvested	—	872	—	1,362
Shares redeemed	(21,709)	(39,358)	(51,347)	(74,097)

Net increase (decrease) in fund shares	(15,910)	(25,257)	(41,149)	(3,043)

Class R:
Shares sold	39	—	101	—
Issued for distribution reinvested	1	3	5	7
Shares redeemed	(413)	—	(1,076)	—

Net increase (decrease) in fund shares	(373)	3	(970)	7

Class Y:
Shares sold	305,944	1,153,939	540	9,488
Issued for distribution reinvested	55,279	62,692	—	27
Shares redeemed	(6,277,331)	(302,897)	(4,637)	(26,433)

Net increase (decrease) in fund shares	(5,916,108)	913,734	(4,097)	(16,918)

74 | See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY - SHARES (continued)

Highland		Highland		Highland		Highland
Premier Growth Equity Fund		Small-Cap Equity Fund		Global Equity Fund		International Equity Fund
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,
(unaudited)	2010	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

367,430	964,895	478,629	436,687	49,597	71,355	51,689	221,969
—	17,965	—	—	2,143	16,080	16,380	56,514
(1,179,711)	(1,891,358)	(718,305)	(650,409)	(138,515)	(217,736)	(728,128)	(903,395)

(812,281)	(908,498)	(239,676)	(213,722)	(86,775)	(130,301)	(660,059)	(624,912)

—	55	—	883	—	135	—	117
—	116	—	—	—	53	—	789
(15,632)	(118,875)	(13,357)	(91,515)	(476)	(2,674)	(3,447)	(24,014)

(15,632)	(118,704)	(13,357)	(90,632)	(476)	(2,486)	(3,447)	(23,108)

36,659	144,792	7,476	70,298	918	1,242	3,940	30,217
—	—	—	—	—	8	320	2,333
(118,635)	(221,845)	(33,121)	(114,658)	(2,105)	(5,732)	(24,021)	(29,393)

(81,976)	(77,053)	(25,645)	(44,360)	(1,187)	(4,482)	(19,761)	3,157

3,932	4,808	85	—	46	—	73	—
—	11	—	—	—	3	4	16
(1,145)	(3)	(981)	—	(414)	—	(615)	—

2,787	4,816	(896)	—	(368)	3	(538)	16

292,523	1,060,088	—	602	16,544	79,021	1,512	23,179
—	3,400	—	—	3,169	10,275	4,194	12,547
(918,841)	(426,482)	(355)	(98,284)	(835,934)	(115,585)	(62,857)	(290,682)

(626,318)	637,006	(355)	(97,682)	(816,221)	(26,289)	(57,151)	(254,956)

See Notes to Financial Statements. | 75

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY - SHARES (continued)

	Highland		Highland
	Total Return Fund		Government Securities Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(unaudited)	2010	(unaudited)	2010
Class A:
Shares sold	116,494	588,126	36,587	125,889
Issued for distribution reinvested	26,957	77,409	277,565	179,902
Shares redeemed	(959,884)	(970,730)	(844,704)	(1,340,987)

Net increase (decrease) in fund shares	(816,433)	(305,195)	(530,552)	(1,035,196)

Class B:
Shares sold	601	—	—	—
Issued for distribution reinvested	—	1,724	442	316
Shares redeemed	(26,699)	(219,063)	(3,514)	(32,627)

Net decrease in fund shares	(26,098)	(217,339)	(3,072)	(32,311)

Class C:
Shares sold	31,568	240,517	7,326	20,274
Issued for distribution reinvested	—	5,041	830	478
Shares redeemed	(122,644)	(224,878)	(28,604)	(20,491)

Net increase (decrease) in fund shares	(91,076)	20,680	(20,448)	261

Class R:
Shares sold	49	—	—	—
Issued for distribution reinvested	2	6	—	—
Shares redeemed	(489)	—	—	—

Net increase (decrease) in fund shares	(438)	6	—	—

Class Y:
Shares sold	11,864	67,420	—	—
Issued for distribution reinvested	2,022	5,639	—	—
Shares redeemed	(265,368)	(236,863)	—	—

Net increase (decrease) in fund shares	(251,482)	(163,804)	—	—

Retail Class:
Shares sold	—	—	—	—
Issued for distribution reinvested	—	—	—	—
Shares redeemed	—	—	—	—

Net decrease in fund shares	—	—	—	—

Institutional Class:
Shares sold	—	—	—	—
Issued for distribution	—	—	—	—
Shares redeemed	—	—	—	—
Redemption in kind (Note 8)	—	—	—	—

Net decrease in fund shares	—	—	—	—

76 | See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY - SHARES (continued)

Highland		Highland		Highland		Highland
Short-Term Government Fund		Tax-Exempt Fund		Fixed Income Fund		Money Market Fund II
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,
(unaudited)	2010	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

407,359	679,650	54,571	540,492	186,062	591,021	—	—
20,560	52,853	38,249	89,172	116,206	265,995	—	—
(901,588)	(775,148)	(375,219)	(358,607)	(625,807)	(1,643,685)	—	—

(473,669)	(42,645)	(282,399)	271,057	(323,539)	(786,669)	—	—

2	586	—	—	1	185	—	—
41	296	7	81	57	413	—	—
(6,809)	(32,351)	(94)	(5,536)	(2,693)	(21,956)	—	—

(6,766)	(31,469)	(87)	(5,455)	(2,635)	(21,358)	—	—

10,516	287,382	5,531	153,173	4,581	21,452	—	—
297	3,297	923	2,023	804	2,120	—	—
(234,555)	(196,338)	(45,460)	(9,691)	(19,589)	(25,575)	—	—

(223,742)	94,341	(39,006)	145,505	(14,204)	(2,003)	—	—

86	—	—	—	83	—	—	—
3	10	—	—	9	31	—	—
(922)	—	—	—	(914)	—	—	—

(833)	10	—	—	(822)	31	—	—

145,607	1,594,151	25,429	57,197	6,566	41,667	—	—
7,106	61,862	12	17	2,587	7,685	—	—
(1,562,373)	(4,644,069)	(26,578)	(42,847)	(144,274)	(560,257)	—	—

(1,409,660)	(2,988,056)	(1,137)	14,367	(135,121)	(510,905)	—	—

—	—	—	—	—	—	7,495,184	20,399,174
—	—	—	—	—	—	572	1,558
—	—	—	—	—	—	(41,790,969)	(68,683,476)

—	—	—	—	—	—	(34,295,213)	(48,282,744)

—	—	—	—	—	—	1,659,350,530	4,597,522,293
—	—	—	—	—	—	15,060	205,576
—	—	—	—	—	—	(1,902,636,087)	(4,636,071,779)
—	—	—	—	—	—	(580,106,723)	—

—	—	—	—	—	—	(823,377,220)	(38,343,910)

See Notes to Financial Statements. | 77

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2011 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations				Less Distributions From									Ratios and Supplemental Data
	Net											Net
	Asset	Net		Net Realized								Asset			Net Assets,
	Value,	Investment		and Unrealized	Total	Net		Net				Value,			End	Net					Portfolio
	Beginning	Income		Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment		Net		Gross	Turnover
	of Period	(a)		Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income		Expenses		Expenses	Rate

Highland U.S. Equity Fund
Class A
03/31/11(c)	$21.95	$0.09		$3.60	$3.69	$(0.16)		$—		$(0.16)		$25.48	16.84	%(d)	$185,869	0.75%		0.76	%(e)	0.76%	21	%(d)
2010	21.28	0.20		0.69	0.89	(0.22)		—		(0.22)		21.95	4.19		177,794	0.94		0.74	(e)	0.75	41
2009	22.74	0.23		(1.22)	(0.99)	(0.23)		(0.24)		(0.47)		21.28	(3.65)		200,909	1.32		0.81	(e)	0.81	49
2008	31.03	0.22		(5.27)	(5.05)	(0.25)		(2.99)		(3.24)		22.74	(17.86)		236,786	0.85		0.79	(e)	0.79	55
2007	30.00	0.34		4.27	4.61	(0.42)		(3.16)		(3.58)		31.03	16.59		316,324	1.15		0.76		0.76	53
2006	28.69	0.29		2.76	3.05	(0.46)		(1.28)		(1.74)		30.00	11.13		298,764	1.00		0.80		0.80	46
Class B
03/31/11(c)	$20.76	$—	(f)	$3.40	$3.40	$—		$—		$—		$24.16	16.38	%(d)	$250	0.00	%(f)	1.51	%(e)	1.51%	21	%(d)
2010	20.25	0.03		0.67	0.70	(0.19)		—		(0.19)		20.76	3.45		393	0.13		1.52	(e)	1.52	41
2009	21.52	0.10		(1.13)	(1.03)	—		(0.24)		(0.24)		20.25	(4.40)		988	0.59		1.56	(e)	1.56	49
2008	29.49	0.02		(5.00)	(4.98)	(0.00	)(f)	(2.99)		(2.99)		21.52	(18.48)		2,222	0.09		1.54	(e)	1.54	55
2007	28.62	0.12		4.06	4.18	(0.15)		(3.16)		(3.31)		29.49	15.72		4,910	0.43		1.51		1.51	53
2006	27.36	0.06		2.64	2.70	(0.16)		(1.28)		(1.44)		28.62	10.28		6,738	0.23		1.55		1.55	46
Class C
03/31/11(c)	$20.37	$—	(f)	$3.34	$3.34	$—		$—		$—		$23.71	16.40	%(d)	$2,863	0.00	%(f)	1.51	%(e)	1.51%	21	%(d)
2010	19.82	0.04		0.64	0.68	(0.13)		—		(0.13)		20.37	3.42		2,783	0.19		1.50	(e)	1.50	41
2009	21.10	0.09		(1.10)	(1.01)	(0.03)		(0.24)		(0.27)		19.82	(4.36)		3,209	0.57		1.56	(e)	1.56	49
2008	29.00	0.02		(4.90)	(4.88)	(0.03)		(2.99)		(3.02)		21.10	(18.47)		4,658	0.10		1.54	(e)	1.54	55
2007	28.24	0.12		4.00	4.12	(0.20)		(3.16)		(3.36)		29.00	15.71		6,892	0.42		1.51		1.51	53
2006	27.07	0.07		2.60	2.67	(0.22)		(1.28)		(1.50)		28.24	10.29		7,649	0.25		1.55		1.55	46
Class R
(c)	$21.91	$0.06		$3.61	$3.67	$(0.08)		$—		$(0.08)		$25.50	16.77	%(d)	$1	0.50%		1.01	%(e)	1.01%	21	%(d)
2010	21.25	0.15		0.69	0.84	(0.18)		—		(0.18)		21.91	3.94		9	0.71		0.98	(e)	0.98	41
2009	22.71	0.19		(1.23)	(1.04)	(0.18)		(0.24)		(0.42)		21.25	(3.93)		9	1.06		1.06	(e)	1.06	49	(g)
2008(h)	25.12	0.11		(2.52)	(2.41)	(0.00	)(f)	(0.00	)(f)	(0.00	)(f)	22.71	(9.59)		9	0.65		1.04	(e)	1.04	55	(g)
Class Y
03/31/11(c)	$21.84	$0.12		$3.70	$3.82	$(0.22)		$—		$(0.22)		$25.44	17.54	%(d)	$5,163	1.00%		0.51	%(e)	0.51%	21	%(d)
2010	21.16	0.26		0.69	0.95	(0.27)		—		(0.27)		21.84	4.47		133,629	1.21		0.48	(e)	0.49	41
2009	22.65	0.28		(1.24)	(0.96)	(0.29)		(0.24)		(0.53)		21.16	(3.44)		110,137	1.56		0.56	(e)	0.56	49
2008	30.93	0.29		(5.25)	(4.96)	(0.33)		(2.99)		(3.32)		22.65	(17.65)		113,123	1.10		0.54	(e)	0.54	55
2007	29.92	0.41		4.26	4.67	(0.50)		(3.16)		(3.66)		30.93	16.87		136,756	1.39		0.51		0.51	53
2006	28.62	0.37		2.75	3.12	(0.54)		(1.28)		(1.82)		29.92	11.40		115,005	1.27		0.54		0.54	46

		Income from Investment Operations				Less Distributions From									Ratios and Supplemental Data
	Net											Net
	Asset	Net		Net Realized								Asset			Net Assets,
	Value,	Investment		and Unrealized	Total	Net		Net				Value,			End	Net					Portfolio
	Beginning	Income/		Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment		Net		Gross	Turnover
	of Period	(Loss)(a)		Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income/(Loss)		Expenses		Expenses	Rate

Highland Core Value Equity Fund
Class A
03/31/11(c)	$8.45	$0.04		$1.45	$1.49	$(0.07)		$—		$(0.07)		$9.87	17.65	%(d)	$38,440	0.92%		1.16	%(e)	1.17%	25	%(d)
2010	8.07	0.08		0.38	0.46	(0.08)		—		(0.08)		8.45	5.70		34,667	1.00		1.36	(e)	1.41	50
2009	8.86	0.10		(0.69)	(0.59)	(0.10)		(0.10)		(0.20)		8.07	(6.11)		34,466	1.39		1.33	(e)	1.52	69
2008	12.82	0.08		(1.80)	(1.72)	(0.08)		(2.16)		(2.24)		8.86	(15.86)		42,078	0.76		1.17	(e)	1.35	67
2007	11.93	0.12		1.91	2.03	(0.14)		(1.00)		(1.14)		12.82	18.00		56,907	1.02		1.20		1.20	59
2006	11.65	0.09		1.17	1.26	(0.10)		(0.88)		(0.98)		11.93	11.58		58,024	0.80		1.20		1.19	52
Class B
03/31/11(c)	$7.99	$0.01		$1.36	$1.37	$—		$—		$—		$9.36	17.15	%(d)	$200	0.17		1.91	(e)	1.92	25	%(d)
2010	7.67	0.01		0.36	0.37	(0.05)		—		(0.05)		7.99	4.84		225	0.14		2.12	(e)	2.15	50
2009	8.36	0.04		(0.63)	(0.59)	—		(0.10)		(0.10)		7.67	(6.75)		626	0.68		2.08	(e)	2.27	69
2008	12.21	(—	)(f)	(1.69)	(1.69)	(—	)(f)	(2.16)		(2.16)		8.36	(16.42)		1,509	(0.01)		1.92	(e)	2.10	67
2007	11.38	0.04		1.81	1.85	(0.02)		(1.00)		(1.02)		12.21	17.14		2,967	0.33		1.95		1.95	59
2006	11.15	—	(f)	1.11	1.11	—		(0.88)		(0.88)		11.38	10.66		4,201	0.04		1.95		1.95	52

78 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations				Less Distributions From									Ratios and Supplemental Data
	Net											Net
	Asset	Net		Net Realized								Asset			Net Assets,
	Value,	Investment		and Unrealized	Total	Net		Net				Value,			End	Net				Portfolio
	Beginning	Income/		Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	(Loss)(a)		Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income/(Loss)	Expenses		Expenses	Rate

Highland Core Value Equity Fund (Continued)
Class C
03/31/11(c)	$7.86	$0.01		$1.34	$1.35	$—		$—		$—		$9.21	17.18	%(d)	$1,856	0.17%	1.91	%(e)	1.92	25	%(d)
2010	7.54	0.02		0.34	0.36	(0.04)		—		(0.04)		7.86	4.83		1,907	0.25	2.12	(e)	2.16	50
2009	8.28	0.04		(0.64)	(0.60)	(0.04)		(0.10)		(0.14)		7.54	(6.76)		1,852	0.60	2.08	(e)	2.27	69
2008	12.12	(—	)(f)	(1.68)	(1.68)	(—	)(f)	(2.16)		(2.16)		8.28	(16.45)		1,098	(—)	1.92	(e)	2.10	67
2007	11.32	0.03		1.81	1.84	(0.04)		(1.00)		(1.04)		12.12	17.18		1,535	0.29	1.95		1.95	59
2006	11.10	—	(f)	1.11	1.11	(0.01)		(0.88)		(0.89)		11.32	10.72		1,625	0.05	1.95		1.94	52
Class R
03/31/11(c)	$8.44	$0.03		$1.45	$1.48	$(0.05)		$—		$(0.05)		$9.87	17.54	%(d)	$1	0.67%	1.41	%(e)	1.42	25	%(d)
2010	8.06	0.06		0.37	0.43	(0.05)		—		(0.05)		8.44	5.34		9	0.75	1.61	(e)	1.66	50
2009	8.85	0.08		(0.69)	(0.61)	(0.08)		(0.10)		(0.18)		8.06	(6.35)		9	1.11	1.58	(e)	1.77	69
2008(h)	9.66	0.04		(0.85)	(0.81)	(—	)(f)	(—	)(f)	(—	)(f)	8.85	(8.39	)(d)	9	0.59	1.42	(e)	1.60	67
Class Y
03/31/11(c)	$9.37	$0.06		$1.60	$1.66	$(0.09)		$—		$(0.09)		$10.94	17.78	%(d)	$130	1.17%	0.91	%(e)	0.92%	25	%(d)
2010	8.94	0.10		0.43	0.53	(0.10)		—		(0.10)		9.37	5.88		149	1.19	1.11	(e)	1.14	50
2009	9.79	0.12		(0.75)	(0.63)	(0.12)		(0.10)		(0.22)		8.94	(5.83)		294	1.48	1.01	(e)	1.07	69
2008	13.91	0.13		(1.98)	(1.85)	(0.11)		(2.16)		(2.27)		9.79	(15.56)		9	1.13	0.92	(e)	1.10	67
2007	12.71	0.17		2.15	2.32	(0.12)		(1.00)		(1.12)		13.91	19.25		— (g)	1.28	0.95		0.95	59
2006	12.31	0.14		1.27	1.41	(0.13)		(0.88)		(1.01)		12.71	12.26		— (g)	1.11	0.95		0.95	52

		Income from Investment Operations				Less Distributions From									Ratios and Supplemental Data
	Net											Net
	Asset	Net		Net Realized								Asset			Net Assets,
	Value,	Investment		and Unrealized	Total	Net		Net				Value,			End	Net				Portfolio
	Beginning	Income/		Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	(Loss)(a)		Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income/(Loss)	Expenses		Expenses	Rate

Highland Premier Growth Equity Fund
Class A
03/31/11(c)	$19.45	$0.01		$3.24	$3.25	$—		$—		$—		$22.70	16.71	%(d)	$145,057	0.08%	0.98	%(e)	0.98%	15	%(d)
2010	18.45	(0.01)		1.06	1.05	(0.05)		—		(0.05)		19.45	5.69		140,095	(0.08)	1.00	(e)	1.00	21
2009	20.84	0.06		(1.27)	(1.21)	(0.01)		(1.17)		(1.18)		18.45	(3.58)		149,681	0.36	1.10	(e)	1.10	27
2008	27.15	0.01		(3.76)	(3.75)	(—	)(f)	(2.56)		(2.56)		20.84	(14.92)		162,122	0.06	1.07	(e)	1.07	30
2007	27.64	(0.02)		3.64	3.62	—		(4.11)		(4.11)		27.15	14.24		215,568	(0.07)	1.01		1.01	28
2006	26.96	0.03		1.23	1.26	—		(0.58)		(0.58)		27.64	4.69		224,381	0.12	1.02		1.02	25
Class B
03/31/11(c)	$16.97	$(0.06)		$2.83	$2.77	$—		$—		$—		$19.74	16.32	%(d)	$363	(0.67)%	1.73	%(e)	1.73%	15	%(d)
2010	16.20	(0.14)		0.93	0.79	(0.02)		—		(0.02)		16.97	4.88		577	(0.89)	1.78	(e)	1.79	21
2009	18.62	(0.06)		(1.19)	(1.25)	—		(1.17)		(1.17)		16.20	(4.29)		2,474	(0.46)	1.85	(e)	1.85	27
2008	24.71	(0.15)		(3.38)	(3.53)	(—	)(f)	(2.56)		(2.56)		18.62	(15.55)		6,115	(0.71)	1.82	(e)	1.82	30
2007	25.67	(0.20)		3.35	3.15	—		(4.11)		(4.11)		24.71	13.40		12,542	(0.82)	1.76		1.76	28
2006	25.27	(0.16)		1.14	0.98	—		(0.58)		(0.58)		25.67	3.88		16,432	(0.64)	1.77		1.77	25
Class C
03/31/11(c)	$17.00	$(0.06)		$2.83	$2.77	$—		$—		$—		$19.77	16.30	%(d)	$14,391	(0.67)%	1.73	%(e)	1.73%	15	%(d)
2010	16.21	(0.14)		0.93	0.79	—		—		—		17.00	4.87		13,770	(0.83)	1.75	(e)	1.75	21
2009	18.62	(0.06)		(1.18)	(1.24)	—		(1.17)		(1.17)		16.21	(4.23)		14,378	(0.41)	1.85	(e)	1.85	27
2008	24.72	(0.15)		(3.39)	(3.54)	(—	)(f)	(2.56)		(2.56)		18.62	(15.59)		19,630	(0.70)	1.82	(e)	1.82	30
2007	25.68	(0.20)		3.35	3.15	—		(4.11)		(4.11)		24.72	13.40		31,467	(0.82)	1.76		1.76	28
2006	25.28	(0.16)		1.14	0.98	—		(0.58)		(0.58)		25.68	3.88		39,838	(0.63)	1.78		1.78	25

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Unaudited.

(d)	Not annualized.

(e)	Includes waiver of management fee with respect to the Fund’s investment in the Highland Money Market Fund II.

(f)	Less than $0.005 per share or less than 0.005%.

(g)	Less than $1,000 of asset in share class.

(h)	Class commenced operations on January 29, 2008.

See accompanying Notes to Financial Statements. | 79

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2011 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data
	Net										Net
	Asset	Net	Net Realized								Asset			Net Assets,
	Value,	Investment	and Unrealized	Total	Net		Net				Value,			End	Net				Portfolio
	Beginning	Income/	Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	(Loss)(a)	Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income/(Loss)	Expenses		Expenses	Rate

Highland Premier Growth Equity Fund (Continued)
Class R
03/31/11(c)	$19.33	$(0.02)	$3.22	$3.20	$—		$—		$—		$22.53	16.55	%(d)	$182	(0.17)%	1.23	%(e)	1.23%	15	%(d)
2010	18.39	(0.06)	1.05	0.99	(0.05)		—		(0.05)		19.33	5.40		103	(0.31)	1.23	(e)	1.24	21
2009	20.80	0.02	(1.26)	(1.24)	—		(1.17)		(1.17)		18.39	(3.76)		9	0.10	1.35	(e)	1.35	27
2008(f)	22.19	(0.02)	(1.37)	(1.39)	(—	)(g)	(—	)(g)	(—	)(g)	20.80	(6.26	)(d)	9	(0.16)	1.35	(e)	1.35	30
Class Y
03/31/11(c)	$19.81	$0.04	$3.30	$3.34	$—		$—		$—		$23.15	16.86	%(d)	$28,560	0.33%	0.73	%(e)	0.73%	15	%(d)
2010	18.78	0.04	1.08	1.12	(0.09)		—		(0.09)		19.81	5.94		36,848	0.19	0.74	(e)	0.74	21
2009	21.25	0.11	(1.31)	(1.20)	(0.10)		(1.17)		(1.27)		18.78	(3.30)		22,971	0.70	0.85	(e)	0.85	27
2008	27.57	0.07	(3.83)	(3.76)	(—	)(g)	(2.56)		(2.56)		21.25	(14.71)		5,531	0.29	0.82	(e)	0.82	30
2007	28.11	0.04	3.70	3.74	(0.17)		(4.11)		(4.28)		27.57	14.52		16,826	0.17	0.75		0.75	28
2006	27.40	0.10	1.25	1.35	(0.06)		(0.58)		(0.64)		28.11	4.94		66,149	0.34	0.76		0.76	25

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data
	Net										Net
	Asset	Net	Net Realized								Asset			Net Assets,
	Value,	Investment	and Unrealized	Total	Net		Net				Value,			End	Net				Portfolio
	Beginning	Income/	Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	(Loss)(a)	Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income/(Loss)	Expenses		Expenses	Rate

Highland Small-Cap Equity Fund
Class A
03/31/11(c)	$9.64	$(0.02)	$2.62	$2.60	$—		$—		$—		$12.24	26.97	%(d)	$41,232	(0.39)%	1.92	%(e)	1.93%	57	%(d)
2010	8.49	(0.03)	1.18	1.15	—		—		—		9.64	13.55		34,798	(0.33)	1.81	(e)	1.97	42
2009	10.73	(0.04)	(1.34)	(1.38)	—		(0.86)		(0.86)		8.49	(10.17)		32,456	(0.56)	2.14	(e)	2.20	51
2008	16.13	— (g)	(2.43)	(2.43)	(—	)(g)	(2.97)		(2.97)		10.73	(17.68)		42,271	0.03	1.37	(e)	1.38	60
2007	16.16	(0.01)	2.24	2.23	—		(2.26)		(2.26)		16.13	14.87		58,523	(0.03)	1.24		1.24	37
2006	15.70	(0.02)	1.03	1.01	(0.02)		(0.53)		(0.55)		16.16	6.60		59,397	(0.13)	1.21		1.21	38
Class B
03/31/11(c)	$8.33	$(0.05)	$2.26	$2.21	$—		$—		$—		$10.54	26.53	%(d)	$407	(1.14)%	2.67	%(e)	2.68%	57	%(d)
2010	7.39	(0.07)	1.01	0.94	—		—		—		8.33	12.72		434	(0.98)	2.59	(e)	2.70	42
2009	9.58	(0.08)	(1.25)	(1.33)	—		(0.86)		(0.86)		7.39	(10.95)		1,055	(1.23)	2.89	(e)	2.95	51
2008	14.82	(0.08)	(2.19)	(2.27)	(—	)(g)	(2.97)		(2.97)		9.58	(18.26)		2,957	(0.69)	2.12	(e)	2.13	60
2007	15.11	(0.12)	2.09	1.97	—		(2.26)		(2.26)		14.82	14.10		7,716	(0.78)	1.98		1.98	37
2006	14.81	(0.14)	0.97	0.83	—		(0.53)		(0.53)		15.11	5.77		10,583	(0.88)	1.96		1.96	38
Class C
03/31/11(c)	$8.29	$(0.05)	$2.24	$2.19	$—		$—		$—		$10.48	26.42	%(d)	$3,313	(1.14)%	2.67	%(e)	2.68%	57	%(d)
2010	7.35	(0.08)	1.02	0.94	—		—		—		8.29	12.79		2,832	(1.08)	2.56	(e)	2.71	42
2009	9.53	(0.08)	(1.24)	(1.32)	—		(0.86)		(0.86)		7.35	(10.90)		2,839	(1.30)	2.89	(e)	2.95	51
2008	14.76	(0.08)	(2.18)	(2.26)	(—	)(g)	(2.97)		(2.97)		9.53	(18.28)		4,797	(0.72)	2.12	(e)	2.14	60
2007	15.07	(0.12)	2.07	1.95	—		(2.26)		(2.26)		14.76	13.99		7,428	(0.78)	1.99		1.99	37
2006	14.77	(0.13)	0.96	0.83	—		(0.53)		(0.53)		15.07	5.79		7,668	(0.88)	1.96		1.96	38
Class R
03/31/11(c)	$9.58	$(0.03)	$2.60	$2.57	$—		$—		$—		$12.15	26.83	%(d)	$1	(0.64)%	2.17	%(e)	2.18%	57	%(d)
2010	8.46	(0.05)	1.17	1.12	—		—		—		9.58	13.24		9	(0.55)	2.03	(e)	2.19	42
2009	10.72	(0.06)	(1.34)	(1.40)	—		(0.86)		(0.86)		8.46	(10.37)		8	(0.84)	2.39	(e)	2.45	51
2008(f)	11.58	(0.03)	(0.83)	(0.86)	(—	)(g)	(—	)(g)	—	(g)	10.72	(7.43	)(d)	9	(0.34)	1.62	(e)	1.63	60
Class Y
03/31/11(c)	$10.04	$(0.01)	$2.73	$2.72	$—		$—		$—		$12.76	27.09	%(d)	$247	(0.14)%	1.67	%(e)	1.68%	57%
2010	8.82	—	1.22	1.22	—		—		—		10.04	13.83		198	(0.04)	1.58	(e)	1.72	42
2009	11.06	(0.01)	(1.37)	(1.38)	—		(0.86)		(0.86)		8.82	(9.83)		1,035	(0.18)	1.89	(e)	1.95	51
2008	16.50	0.04	(2.51)	(2.47)	(—	)(g)	(2.97)		(2.97)		11.06	(17.50)		3,694	0.36	1.12	(e)	1.12	60
2007	16.44	0.04	2.28	2.32	—		(2.26)		(2.26)		16.50	15.20		8,053	0.23	0.99		0.99	37
2006	15.99	0.02	1.04	1.06	(0.08)		(0.53)		(0.61)		16.44	6.85		11,990	0.10	0.95		0.95	38

80 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations				Less Distributions From									Ratios and Supplemental Data
	Net											Net
	Asset	Net		Net Realized								Asset			Net Assets,
	Value,	Investment		and Unrealized	Total	Net		Net				Value,			End	Net					Portfolio
	Beginning	Income/		Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment		Net		Gross	Turnover
	of Period	(Loss)(a)		Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income/(Loss)		Expenses		Expenses	Rate

Highland Global Equity Fund
Class A
03/31/11(c)	$19.18	$(0.03)		$2.71	$2.68	$(0.03)		$—		$(0.03)		$21.83	13.99	%(d)	$31,790	(0.25)%		1.41	%(e)	1.41%	39	%(d)
2010	18.26	0.04		1.08	1.12	(0.20)		—		(0.20)		19.18	6.14		29,589	0.19		1.27	(e)	1.28	68
2009	21.26	0.17		(2.15)	(1.98)	(0.31)		(0.71)		(1.02)		18.26	(8.00)		30,544	1.12		1.70	(e)	1.70	60
2008	32.08	0.28		(7.54)	(7.26)	(0.12)		(3.44)		(3.56)		21.26	(25.19)		36,560	1.04		1.41	(e)	1.41	57
2007	24.66	0.18		7.38	7.56	(0.14)		—		(0.14)		32.08	30.78		50,051	0.64		1.36		1.36	66
2006	21.05	0.10		3.64	3.74	(0.13)		—		(0.13)		24.66	17.85		37,653	0.43		1.46		1.46	57
Class B
03/31/11(c)	$17.25	$(0.09)		$2.45	$2.36	$—		$—		$—		$19.61	13.68	%(d)	$44	(1.00)%		2.16	%(e)	2.16%	39	%(d)
2010	16.57	(0.11)		1.00	0.89	(0.21)		—		(0.21)		17.25	5.37		47	(0.67)		2.09	(e)	2.09	68
2009	19.25	—		(1.89)	(1.89)	(0.08)		(0.71)		(0.79)		16.57	(8.72)		86	0.05		2.45	(e)	2.45	60
2008	29.48	0.06		(6.85)	(6.79)	—	(g)	(3.44)		(3.44)		19.25	(25.79)		222	0.24		2.16	(e)	2.16	57
2007	22.71	(0.03)		6.80	6.77	—		—		—		29.48	29.81		457	(0.12)		2.10		2.10	66
2006	19.41	(0.07)		3.37	3.30	—		—		—		22.71	17.00		542	(0.33)		2.21		2.21	57
Class C
03/31/11(c)	$17.45	$(0.09)		$2.48	$2.39	$—		$—		$—		$19.84	13.70	%(d)	$121	(1.00)%		2.16	%(e)	2.16%	39	%(d)
2010	16.58	(0.09)		0.98	0.89	(0.02)		—		(0.02)		17.45	5.39		127	(0.58)		2.02	(e)	2.03	68
2009	19.38	0.01		(1.93)	(1.92)	(0.17)		(0.71)		(0.88)		16.58	(8.74)		195	0.05		2.45	(e)	2.45	60
2008	29.66	0.10		(6.93)	(6.83)	(0.01)		(3.44)		(3.45)		19.38	(25.78)		489	0.39		2.16	(e)	2.16	57
2007	22.85	(—	)(g)	6.81	6.81	—		—		—		29.66	29.80		467	(0.01)		2.10		2.10	66
2006	19.54	(0.06)		3.37	3.31	—		—		—		22.85	16.94		318	(0.30)		2.21		2.21	57
Class R
03/31/11(c)	$19.16	$(0.05)		$2.74	$2.69	$—		$—		$—		$21.85	14.04	%(d)	$1	(0.50)%		1.66	%(e)	1.66%	39	%(d)
2010	18.22	(0.01)		1.08	1.07	(0.13)		—		(0.13)		19.16	5.88		8	(0.05)		1.52	(e)	1.52	68
2009	21.21	0.14		(2.15)	(2.01)	(0.27)		(0.71)		(0.98)		18.22	(8.24)		7	0.92		1.95	(e)	1.95	60
2008(f)	25.98	0.28		(5.05)	(4.77)	(—	)(g)	(—	)(g)	(—	)(g)	21.21	(18.36	)(d)	8	1.65		1.66	(e)	1.66	57
Class Y
03/31/11(c)	$19.26	$—	(g)	$2.88	$2.88	$(0.08)		$—		$(0.08)		$22.06	14.99	%(d)	$5	—	%(g)	1.16	%(e)	1.16%	39	%(d)
2010	18.32	0.08		1.09	1.17	(0.23)		—		(0.23)		19.26	6.42		15,722	0.45		1.01	(e)	1.02	68
2009	21.35	0.21		(2.16)	(1.95)	(0.37)		(0.71)		(1.08)		18.32	(7.73)		15,435	1.38		1.45	(e)	1.45	60
2008	32.23	0.35		(7.59)	(7.24)	(0.20)		(3.44)		(3.64)		21.35	(25.07)		18,339	1.28		1.16	(e)	1.16	57
2007	24.77	0.26		7.40	7.66	(0.20)		—		(0.20)		32.23	31.11		25,544	0.91		1.10		1.10	66
2006	21.14	0.16		3.66	3.82	(0.19)		—		(0.19)		24.77	18.14		20,643	0.69		1.21		1.21	57

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Unaudited.

(d)	Not annualized.

(e)	Includes waiver of management fee with respect to the Fund’s investment in the Highland Money Market Fund II.

(f)	Class commenced operations on January 29, 2008.

(g)	Less than $0.005 per share or less than 0.005%.
See accompanying Notes to Financial Statements. | 81

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2011 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations				Less Distributions From								Ratios and Supplemental Data
	Net										Net
	Asset	Net		Net Realized							Asset			Net Assets,
	Value,	Investment		and Unrealized	Total	Net		Net			Value,			End	Net				Portfolio
	Beginning	Income/		Gain (Loss) on	from	Investment		Realized	Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	(Loss)(a)		Investments	Operations	Income		Gains	Distributions		of Period	Return(b)		(000)	Income/(Loss)	Expenses		Expenses	Rate

Highland International Equity Fund
Class A
03/31/11(c)	$12.48	$(0.02)		$1.16	$1.14	$(0.12)		$—	$(0.12)		$13.50	9.15	%(d)	$17,880	(0.30)%	1.64	%(e)	1.65%	21	%(d)
2010	12.71	0.12		0.02	0.14	(0.37)		—	(0.37)		12.48	1.12		24,762	1.04	1.94	(e)	2.04	44
2009	16.20	0.23		(1.47)	(1.24)	(0.39)		(1.86)	(2.25)		12.71	(3.55)		33,160	2.17	1.53	(e)	1.77	60
2008	25.05	0.43		(6.59)	(6.16)	(0.23)		(2.46)	(2.69)		16.20	(27.35)		48,250	2.02	1.37	(e)	1.51	39
2007	18.79	0.23		6.21	6.44	(0.16)		(0.02)	(0.18)		25.05	34.50		56,956	1.06	1.45		1.45	38
2006	15.87	0.16		2.90	3.06	(0.14)		—	(0.14)		18.79	19.38		40,564	0.90	1.58		1.58	39
Class B
3/31/2011(c)	$11.34	$(0.06)		$1.05	$0.99	$—		$—	$—		$12.33	8.73	%(d)	$95	(1.05)%	2.39	%(e)	2.40%	21	%(d)
2010	11.65	0.03		0.01	0.04	(0.35)		—	(0.35)		11.34	0.34		126	0.28	2.67	(e)	2.72	44
2009	14.97	0.13		(1.37)	(1.24)	(0.22)		(1.86)	(2.08)		11.65	(4.28)		399	1.27	2.28	(e)	2.52	60
2008	23.29	0.19		(6.03)	(5.84)	(0.02)		(2.46)	(2.48)		14.97	(27.86)		651	0.95	2.12	(e)	2.25	39
2007	17.48	0.04		5.82	5.86	(0.03)		(0.02)	(0.05)		23.29	33.54		1,449	0.22	2.20		2.20	38
2006	14.79	0.02		2.70	2.72	(0.03)		—	(0.03)		17.48	18.41		1,473	0.13	2.32		2.32	39
Class C
03/31/11(c)	$11.40	$(0.06)		$1.06	$1.00	$(0.04)		$—	$(0.04)		$12.36	8.77	%(d)	$1,065	(1.05)%	2.39	%(e)	2.40%	21	%(d)
2010	11.62	0.04		0.03	0.07	(0.29)		—	(0.29)		11.40	0.61		1,208	0.39	2.70	(e)	2.80	44
2009	15.04	0.14		(1.40)	(1.26)	(0.30)		(1.86)	(2.16)		11.62	(4.29)		1,194	1.41	2.28	(e)	2.52	60
2008	23.44	0.22		(6.09)	(5.87)	(0.07)		(2.46)	(2.53)		15.04	(27.86)		1,462	1.10	2.12	(e)	2.27	39
2007	17.58	0.05		5.84	5.89	(0.01)		(0.02)	(0.03)		23.44	33.53		1,259	0.25	2.20		2.20	38
2006	14.85	0.02		2.72	2.74	(0.01)		—	(0.01)		17.58	18.48		1,031	0.12	2.31		2.31	39
Class R
03/31/11(c)	$12.46	$(0.04)		$1.17	$1.13	$(0.09)		$—	$(0.09)		$13.50	9.09	%(d)	$1	(0.55)%	1.89	%(e)	1.90%	21	%(d)
2010	12.68	0.10		0.02	0.12	(0.34)		—	(0.34)		12.46	0.82		8	0.82	2.19	(e)	2.30	44
2009	16.17	0.21		(1.47)	(1.26)	(0.37)		(1.86)	(2.23)		12.68	(3.75)		8	2.00	1.78	(e)	2.02	60
2008(f)	20.63	0.38		(4.84)	(4.46)	(—	)(g)	—	(—	)(g)	16.17	(21.62	)(d)	8	2.79	1.62	(e)	1.77	39
Class Y
03/31/11(c)	$12.65	$ (—	)(g)	$1.18	$1.18	$(0.15)		$—	$(0.15)		$13.68	9.37	%(d)	$4,460	(0.05)%	1.39	%(e)	1.40%	21	%(d)
2010	12.88	0.15		0.02	0.17	(0.40)		—	(0.40)		12.65	1.34		4,849	1.27	1.69	(e)	1.78	44
2009	16.40	0.34		(1.56)	(1.22)	(0.44)		(1.86)	(2.30)		12.88	(3.27)		8,220	3.10	1.38	(e)	1.52	60
2008	25.33	0.46		(6.64)	(6.18)	(0.29)		(2.46)	(2.75)		16.40	(27.19)		8,872	2.13	1.12	(e)	1.26	39
2007	18.99	0.28		6.29	6.57	(0.21)		(0.02)	(0.23)		25.33	34.85		10,354	1.29	1.20		1.20	38
2006	16.01	0.09		3.06	3.15	(0.17)		—	(0.17)		18.99	19.83		7,679	0.51	1.17		1.17	39

		Income from Investment Operations				Less Distributions From								Ratios and Supplemental Data
	Net										Net
	Asset			Net Realized							Asset			Net Assets,
	Value,	Net		and Unrealized	Total	Net		Net			Value,			End	Net				Portfolio
	Beginning	Investment		Gain (Loss) on	from	Investment		Realized	Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)		Investments	Operations	Income		Gains	Distributions		of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Total Return Fund
Class A
03/31/11(c)	$18.80	$0.10		$1.74	$1.84	$(0.11)		$—	$(0.11)		$20.53	9.81	%(d)	$97,727	1.06%	1.26	%(e)	1.29%	84	%(d)
2010	17.90	0.17		0.99	1.16	(0.26)		—	(0.26)		18.80	6.51		104,835	0.92	1.15	(e)	1.26	137
2009	20.16	0.26		(1.08)	(0.82)	(0.39)		(1.05)	(1.44)		17.90	(2.60)		105,256	1.66	1.08	(e)	1.13	144
2008	27.03	0.40		(4.54)	(4.14)	(0.44)		(2.29)	(2.73)		20.16	(16.87)		116,282	1.68	0.90	(e)	0.90	156
2007	25.10	0.46		4.01	4.47	(0.53)		(2.01)	(2.54)		27.03	19.03		147,927	1.82	0.87		0.87	133
2006	24.94	0.44		1.91	2.35	(0.42)		(1.77)	(2.19)		25.10	10.01		133,003	1.81	0.89		0.89	118
Class B
03/31/11(c)	$18.07	$0.03		$1.67	$1.70	$—		$—	$—		$19.77	9.41	%(d)	$663	0.31%	2.01	%(e)	2.04%	84	%(d)
2010	17.23	0.02		0.96	0.98	(0.14)		—	(0.14)		18.07	5.73		1,077	0.14	1.90	(e)	1.97	137
2009	19.36	0.14		(1.03)	(0.89)	(0.19)		(1.05)	(1.24)		17.23	(3.37)		4,772	0.91	1.83	(e)	1.88	144
2008	26.02	0.21		(4.36)	(4.15)	(0.22)		(2.29)	(2.51)		19.36	(17.47)		8,222	0.91	1.65	(e)	1.66	156
2007	24.23	0.26		3.87	4.13	(0.33)		(2.01)	(2.34)		26.02	18.15		13,980	1.07	1.62		1.62	133
2006	24.13	0.25		1.84	2.09	(0.22)		(1.77)	(1.99)		24.23	9.18		14,942	1.04	1.64		1.64	118
82 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data
	Net										Net
	Asset		Net Realized								Asset			Net Assets,
	Value,	Net	and Unrealized	Total	Net		Net				Value,			End	Net				Portfolio
	Beginning	Investment	Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)	Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Total Return Fund (Continued)
Class C
03/31/11(c)	$17.37	$0.03	$1.61	$1.64	$—		$—		$—		$19.01	9.39	%(d)	$11,087	0.31%	2.01	%(e)	2.04%	84	%(d)
2010	16.59	0.03	0.91	0.94	(0.16)		—		(0.16)		17.37	5.71		11,714	0.19	1.90	(e)	2.01	137
2009	18.76	0.13	(1.01)	(0.88)	(0.24)		(1.05)		(1.29)		16.59	(3.33)		10,841	0.90	1.83	(e)	1.88	144
2008	25.36	0.21	(4.24)	(4.03)	(0.28)		(2.29)		(2.57)		18.76	(17.48)		13,674	0.93	1.65	(e)	1.66	156
2007	23.67	0.26	3.77	4.03	(0.33)		(2.01)		(2.34)		25.36	18.16		14,462	1.07	1.62		1.62	133
2006	23.62	0.24	1.80	2.04	(0.22)		(1.77)		(1.99)		23.67	9.18		12,759	1.04	1.64		1.64	118
Class R
3/31/2011(c)	$18.79	$0.08	$1.74	$1.82	$(0.07)		$—		$(0.07)		$20.54	9.66	%(d)	$1	0.81%	1.51	%(e)	1.54%	84	%(d)
2010	17.87	0.12	0.99	1.11	(0.19)		—		(0.19)		18.79	6.25		9	0.66	1.41	(e)	1.52	137
2009	20.13	0.23	(1.09)	(0.86)	(0.35)		(1.05)		(1.40)		17.87	(2.88)		9	1.40	1.33	(e)	1.38	144
2008(f)	22.72	0.25	(2.84)	(2.59)	(—	)(g)	(—	)(g)	(—	)(g)	20.13	(11.40)		9	1.67	1.15	(e)	1.15	156
Class Y
3/31/2011(c)	$19.03	$0.13	$1.75	$1.88	$(0.17)		$—		$(0.17)		$20.74	9.84	%(d)	$308	1.31%	1.01	%(e)	1.04%	84	%(d)
2010	18.10	0.21	1.01	1.22	(0.29)		—		(0.29)		19.03	6.81		5,070	1.16	0.90	(e)	1.00	137
2009	20.39	0.31	(1.10)	(0.79)	(0.45)		(1.05)		(1.50)		18.10	(2.39)		7,788	1.90	0.83	(e)	0.88	144
2008	27.31	0.47	(4.59)	(4.12)	(0.51)		(2.29)		(2.80)		20.39	(16.65)		5,571	1.96	0.65	(e)	0.65	156
2007	25.34	0.53	4.04	4.57	(0.59)		(2.01)		(2.60)		27.31	19.31		5,670	2.07	0.62	(e)	0.62	133
2006	25.01	0.47	2.11	2.58	(0.48)		(1.77)		(2.25)		25.34	11.03		3,161	1.82	0.56		0.56	118

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data
	Net										Net
	Asset		Net Realized								Asset			Net Assets,
	Value,	Net	and Unrealized	Total	Net		Net				Value,			End	Net				Portfolio
	Beginning	Investment	Gain (Loss) on	from	Investment		Realized		Total		End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)	Investments	Operations	Income		Gains		Distributions		of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Government Securities Fund
Class A
03/31/11(c)	$9.26	$0.05	$(0.36)	$(0.31)	$(0.06)		$(0.23)		$(0.29)		$8.66	(3.39	)%(d)	$91,267	1.18%	0.82	%(e)	0.83%	246	%(d)
2010	8.99	0.16	0.28	0.44	(0.15)		(0.02)		(0.17)		9.26	5.05		102,503	1.79	0.80	(e)	0.81	507
2009	8.85	0.26	0.13	0.39	(0.25)		—		(0.25)		8.99	4.45		108,777	2.85	0.84	(e)	0.84	157
2008	8.60	0.31	0.26	0.57	(0.32)		(—	)(g)	(0.32)		8.85	6.63		114,342	3.57	0.92	(e)	0.94	279
2007	8.56	0.34	0.04	0.38	(0.34)		—		(0.34)		8.60	4.57		119,640	4.01	0.89		0.90	323
2006	8.69	0.32	(0.13)	0.19	(0.32)		—		(0.32)		8.56	2.27		132,535	3.76	0.88		0.88	275
Class B
03/31/11(c)	$9.34	$0.02	$(0.36)	$(0.34)	$(0.03)		$(0.23)		$(0.26)		$8.74	(3.71	)%(d)	$124	0.43%	1.57	%(e)	1.58%	246	%(d)
2010	9.07	0.09	0.29	0.38	(0.09)		(0.02)		(0.11)		9.34	4.24		161	1.04	1.58	(e)	1.60	507
2009	8.93	0.19	0.14	0.33	(0.19)		—		(0.19)		9.07	3.66		450	2.14	1.59	(e)	1.59	157
2008	8.68	0.25	0.25	0.50	(0.25)		(—	)(g)	(0.25)		8.93	5.80		590	2.83	1.67	(e)	1.70	279
2007	8.63	0.28	0.05	0.33	(0.28)		—		(0.28)		8.68	3.91		896	3.24	1.64		1.65	323
2006	8.77	0.26	(0.14)	0.12	(0.26)		—		(0.26)		8.63	1.40		1,468	3.01	1.63		1.63	275
Class C
03/31/11(c)	$9.39	$0.02	$(0.36)	$(0.34)	$(0.03)		$(0.23)		$(0.26)		$8.79	(3.69	)%(d)	$433	0.43%	1.57	%(e)	1.58%	246	%(d)
2010	9.12	0.09	0.29	0.38	(0.09)		(0.02)		(0.11)		9.39	4.23		655	1.05	1.54	(e)	1.56	507
2009	8.98	0.20	0.13	0.33	(0.19)		—		(0.19)		9.12	3.64		634	2.07	1.59	(e)	1.59	157
2008	8.71	0.25	0.27	0.52	(0.25)		(—	)(g)	(0.25)		8.98	6.02		409	2.77	1.67	(e)	1.68	279
2007	8.66	0.28	0.05	0.33	(0.28)		—		(0.28)		8.71	3.90		294	3.24	1.64		1.64	323
2006	8.80	0.26	(0.14)	0.12	(0.26)		—		(0.26)		8.66	1.41		418	3.01	1.63		1.63	275

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Unaudited.

(d)	Not annualized.

(e)	Includes waiver of management fee with respect to the Fund’s investment in the Highland Money Market Fund II.

(f)	Class commenced operations on January 29, 2008.

(g)	Less than $0.005 per share or less than 0.005%.
See accompanying Notes to Financial Statements. | 83

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2011 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data
	Net									Net
	Asset	Net	Net Realized							Asset			Net Assets,
	Value,	Investment	and Unrealized	Total	Net	Net		Return		Value,			End	Net				Portfolio
	Beginning	Income/	Gain (Loss) on	from	Investment	Realized		of	Total	End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	(Loss)(a)	Investments	Operations	Income	Gains		Capital	Distributions	of Period	Return(b)		(000)	Income/(Loss)	Expenses		Expenses	Rate

Highland Short-Term Government Fund
Class A
03/31/11(c)	$11.72	$0.07	$— (d)	$0.07	$(0.07)	$—		$—	$(0.07)	$11.72	0.55	%(e)	$42,332	1.22%	0.86	%(f)	0.86%	96%
2010	11.58	0.07	0.23	0.30	(0.12)	—		(0.04)	(0.16)	11.72	2.70		47,901	0.64	0.67	(f)	0.69	274
2009	11.31	0.22	0.27	0.49	(0.22)	—		—	(0.22)	11.58	4.38		47,802	1.95	0.77	(f)	0.77	212
2008	11.29	0.40	0.02	0.42	(0.40)	(—	)(d)	—	(0.40)	11.31	3.78		41,040	3.54	0.80	(f)	0.80	263
2007	11.23	0.49	0.05	0.54	(0.48)	—		—	(0.48)	11.29	4.95		38,705	4.34	0.80		0.80	114
2006	11.31	0.48	(0.09)	0.39	(0.47)	—		—	(0.47)	11.23	3.51		37,676	4.27	0.79		0.80	222
Class B
03/31/11(c)	$11.70	$0.04	$(0.01)	$0.03	$(0.03)	$—		$—	$(0.03)	$11.70	0.25	%(e)	$197	0.62%	1.46	%(f)	1.46%	96	%(e)
2010	11.56	0.04	0.20	0.24	(0.08)	—		(0.02)	(0.10)	11.70	2.08		276	0.32	1.29	(f)	1.31	274
2009	11.30	0.17	0.24	0.41	(0.15)	—		—	(0.15)	11.56	3.67		636	1.56	1.37	(f)	1.37	212
2008	11.27	0.34	0.02	0.36	(0.33)	(—	)(d)	—	(0.33)	11.30	3.25		1,750	3.09	1.40	(f)	1.41	263
2007	11.22	0.42	0.05	0.47	(0.42)	—		—	(0.42)	11.27	4.23		3,219	3.75	1.40		1.40	114
2006	11.29	0.41	(0.08)	0.33	(0.40)	—		—	(0.40)	11.22	2.98		4,543	3.67	1.39		1.40	222
Class C
03/31/11(c)	$11.70	$0.03	$(0.01)	$0.02	$(0.01)	$—		$—	$(0.01)	$11.71	0.20	%(e)	$4,405	0.47%	1.61	%(f)	1.61%	96	%(e)
2010	11.57	(0.02)	0.24	0.22	(0.07)	—		(0.02)	(0.09)	11.70	1.87		7,017	(0.19)	1.41	(f)	1.43	274
2009	11.30	0.13	0.27	0.40	(0.13)	—		—	(0.13)	11.57	3.59		5,847	1.09	1.52	(f)	1.52	212
2008	11.27	0.32	0.03	0.35	(0.32)	(—	)(d)	—	(0.32)	11.30	3.09		3,311	2.83	1.55	(f)	1.55	263
2007	11.22	0.40	0.05	0.45	(0.40)	—		—	(0.40)	11.27	4.08		3,039	3.60	1.55		1.55	114
2006	11.29	0.39	(0.08)	0.31	(0.38)	—		—	(0.38)	11.22	2.83		4,007	3.53	1.55		1.56	222
Class R
03/31/11(c)	$11.73	$0.06	$— (d)	$0.06	$(0.07)	$—		$—	$(0.07)	$11.72	0.48	%(e)	$1	0.97%	1.11	%(f)	1.11%	96	%(e)
2010	11.58	0.05	0.23	0.28	(0.10)	—		(0.03)	(0.13)	11.73	2.46		11	0.40	0.90	(f)	0.92	274
2009	11.31	0.20	0.26	0.46	(0.19)	—		—	(0.19)	11.58	4.13		11	1.72	1.02	(f)	1.02	212
2008(g)	11.42	0.23	(0.11)	0.12	(0.23)	(—	)(d)	—	(0.23)	11.31	1.07	(e)	10	3.07	1.05	(f)	1.05	263
Class Y
03/31/11(c)	$11.68	$0.09	$(0.01)	$0.08	$(0.09)	$—		$—	$(0.09)	$11.67	0.68	%(e)	$11,363	1.47%	0.61	%(f)	0.61%	96	%(e)
2010	11.54	0.14	0.19	0.33	(0.14)	—		(0.05)	(0.19)	11.68	2.87		27,835	1.24	0.45	(f)	0.47	274
2009	11.28	0.25	0.23	0.48	(0.22)	—		—	(0.22)	11.54	4.55		61,991	2.21	0.52	(f)	0.52	212
2008	11.25	0.43	0.03	0.46	(0.43)	(—	)(d)	—	(0.43)	11.28	4.14		57,131	3.80	0.55	(f)	0.55	263
2007	11.20	0.51	0.05	0.56	(0.51)	—		—	(0.51)	11.25	5.12		54,444	4.59	0.55		0.55	114
2006	11.27	0.49	(0.07)	0.42	(0.49)	—		—	(0.49)	11.20	3.84		50,153	4.39	0.54		0.55	222

		Income from Investment Operations			Less Distributions From							Ratios and Supplemental Data
	Net								Net
	Asset		Net Realized						Asset			Net Assets,
	Value,	Net	and Unrealized	Total	Net	Net			Value,			End	Net				Portfolio
	Beginning	Investment	Gain (Loss) on	from	Investment	Realized		Total	End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)	Investments	Operations	Income	Gains		Distributions	of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Tax-Exempt Fund
Class A
03/31/11(c)	$11.97	$0.18	$(0.61)	$(0.43)	$(0.18)	$—		$(0.18)	$11.36	(3.57	)%(e)	$34,797	3.20%	0.96	%(f)	1.02%	27	%(e)
2010	11.79	0.41	0.18	0.59	(0.41)	—		(0.41)	11.97	5.14		40,049	3.49	0.86	(f)	0.63	28
2009	10.90	0.41	0.88	1.29	(0.40)	—		(0.40)	11.79	12.09		36,260	3.58	0.86	(f)	1.14	24
2008	11.41	0.43	(0.52)	(0.09)	(0.42)	(—	)(d)	(0.42)	10.90	(0.84)		30,972	3.72	0.87	(f)	1.12	28
2007	11.63	0.46	(0.22)	0.24	(0.46)	—		(0.46)	11.41	2.11		29,433	4.00	0.87		1.12	40
2006	11.77	0.46	(0.14)	0.32	(0.46)	—		(0.46)	11.63	2.82		26,327	3.98	0.87		1.04	43
Class B
03/31/11(c)	$11.96	$0.14	$(0.61)	$(0.47)	$(0.14)	$—		$(0.14)	$11.35	(3.93	)%(e)	$20	2.45%	1.71	%(f)	1.77%	27	%(e)
2010	11.79	0.31	0.18	0.49	(0.32)	—		(0.32)	11.96	4.27		22	2.80	1.61	(f)	1.57	28
2009	10.89	0.32	0.90	1.22	(0.32)	—		(0.32)	11.79	11.36		86	2.86	1.61	(f)	1.89	24
2008	11.41	0.33	(0.51)	(0.18)	(0.34)	(—	)(d)	(0.34)	10.89	(1.67)		158	2.99	1.62	(f)	1.89	28
2007	11.63	0.38	(0.23)	0.15	(0.37)	—		(0.37)	11.41	1.35		484	3.27	1.62		1.87	40
2006	11.77	0.37	(0.14)	0.23	(0.37)	—		(0.37)	11.63	2.05		849	3.24	1.62		1.79	43
84 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations			Less Distributions From							Ratios and Supplemental Data
	Net								Net
	Asset		Net Realized						Asset			Net Assets,
	Value,	Net	and Unrealized	Total	Net	Net			Value,			End	Net				Portfolio
	Beginning	Investment	Gain (Loss) on	from	Investment	Realized		Total	End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)	Investments	Operations	Income	Gains		Distributions	of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Tax-Exempt Fund (Continued)
Class C
03/31/11(c)	$11.96	$0.14	$(0.61)	$(0.47)	$(0.14)	$—		$(0.14)	$11.35	(3.93	)%(e)	$2,119	2.45%	1.71	%(f)	1.77%	27	%(e)
2010	11.78	0.33	0.17	0.50	(0.32)	—		(0.32)	11.96	4.33		2,699	2.68	1.60	(f)	1.24	28
2009	10.89	0.31	0.90	1.21	(0.32)	—		(0.32)	11.78	11.24		945	2.72	1.61	(f)	1.89	24
2008	11.41	0.34	(0.52)	(0.18)	(0.34)	(—	)(d)	(0.34)	10.89	(1.68)		208	2.96	1.62	(f)	1.88	28
2007	11.62	0.37	(0.21)	0.16	(0.37)	—		(0.37)	11.41	1.44		228	3.27	1.62		1.87	40
2006	11.76	0.38	(0.14)	0.24	(0.38)	—		(0.38)	11.62	2.06		364	3.27	1.63		1.79	43
Class Y
03/31/11(c)	$12.93	$0.20	$(0.65)	$(0.45)	$(0.21)	$—		$(0.21)	$12.27	(3.47	)%(e)	$650	3.45%	0.71	%(f)	0.77%	27	%(e)
2010	12.74	0.48	0.19	0.67	(0.48)	—		(0.48)	12.93	5.36		700	3.73	0.61	(f)	0.30	28
2009	11.78	0.45	0.97	1.42	(0.46)	—		(0.46)	12.74	12.34		507	3.63	0.61	(f)	0.71	24
2008	12.34	0.49	(0.56)	(0.07)	(0.49)	(—	)(d)	(0.49)	11.78	(0.65)		36	3.99	0.62	(f)	0.86	28
2007	12.57	0.53	(0.23)	0.30	(0.53)	—		(0.53)	12.34	2.43		36	4.25	0.62		0.87	40
2006	12.72	0.53	(0.15)	0.38	(0.53)	—		(0.53)	12.57	3.09		35	4.24	0.61		0.77	43

		Income from Investment Operations			Less Distributions From							Ratios and Supplemental Data
	Net								Net
	Asset		Net Realized						Asset			Net Assets,
	Value,	Net	and Unrealized	Total	Net	Net			Value,			End	Net				Portfolio
	Beginning	Investment	Gain (Loss) on	from	Investment	Realized		Total	End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)	Investments	Operations	Income	Gains		Distributions	of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Fixed Income Fund
Class A
03/31/11(c)	$12.26	$0.21	$(0.07)	$0.14	$(0.21)	$—		$(0.21)	$12.19	1.12	%(e)	$94,267	3.47%	0.85	%(f)	0.87%	159	%(e)
2010	11.71	0.36	0.63	0.99	(0.44)	—		(0.44)	12.26	8.65		98,741	3.02	0.91	(f)	0.99	342
2009	11.44	0.44	0.26	0.70	(0.43)	—		(0.43)	11.71	6.36		103,525	3.90	0.85	(f)	0.88	341
2008	11.84	0.50	(0.40)	0.10	(0.50)	(—	)(d)	(0.50)	11.44	0.73		115,933	4.19	0.84	(f)	0.85	467
2007	11.90	0.61	(0.07)	0.54	(0.60)	—		(0.60)	11.84	4.77		121,475	5.10	0.82		0.83	385
2006	12.12	0.57	(0.20)	0.37	(0.56)	(0.03)		(0.59)	11.90	3.13		130,779	4.84	0.80		0.86	337
Class B
03/31/11(c)	$12.26	$0.17	$(0.08)	$0.09	$(0.16)	$—		$(0.16)	$12.19	0.74	%(e)	$98	2.72%	1.60	%(f)	1.62%	159	%(e)
2010	11.71	0.31	0.59	0.90	(0.35)	—		(0.35)	12.26	7.84		131	2.69	1.67	(f)	1.72	342
2009	11.44	0.35	0.27	0.62	(0.35)	—		(0.35)	11.71	5.57		375	3.21	1.60	(f)	1.63	341
2008	11.84	0.41	(0.40)	0.01	(0.41)	(—	)(d)	(0.41)	11.44	(0.11)		803	3.50	1.59	(f)	1.60	467
2007	11.90	0.52	(0.06)	0.46	(0.52)	—		(0.52)	11.84	3.99		1,472	4.34	1.57		1.58	385
2006	12.12	0.48	(0.19)	0.29	(0.48)	(0.03)		(0.51)	11.90	2.45		2,078	4.08	1.55		1.61	337
Class C
03/31/11(c)	$12.27	$0.17	$(0.07)	$0.10	$(0.16)	$—		$(0.16)	$12.21	0.74	%(e)	$755	2.72%	1.60	%(f)	1.62%	159	%(e)
2010	11.72	0.27	0.63	0.90	(0.35)	—		(0.35)	12.27	7.93		933	2.25	1.66	(f)	1.74	342
2009	11.46	0.35	0.26	0.61	(0.35)	—		(0.35)	11.72	5.47		915	3.12	1.60	(f)	1.63	341
2008	11.86	0.41	(0.40)	0.01	(0.41)	(—	)(d)	(0.41)	11.46	(0.02)		922	3.44	1.59	(f)	1.60	467
2007	11.91	0.52	(0.05)	0.47	(0.52)	—		(0.52)	11.86	3.99		1,108	4.34	1.57		1.58	385
2006	12.14	0.49	(0.21)	0.28	(0.48)	(0.03)		(0.51)	11.91	2.37		1,237	4.09	1.55		1.61	337
Class R
03/31/11(c)	$12.26	$0.20	$(0.08)	$0.12	$(0.19)	$—		$(0.19)	$12.19	0.97	%(e)	$1	3.22%	1.10	%(f)	1.12%	159	%(e)
2010	11.71	0.33	0.63	0.96	(0.41)	—		(0.41)	12.26	8.37		11	2.73	1.17	(f)	1.25	342
2009	11.45	0.41	0.25	0.66	(0.40)	—		(0.40)	11.71	5.99		10	3.61	1.10	(f)	1.13	341
2008(g)	12.15	0.29	(0.70)	(0.41)	(0.29)	(—	)(d)	(0.29)	11.45	(3.43	)(e)	10	3.70	1.09	(f)	1.11	467

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Unaudited.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Not annualized.

(f)	Includes waiver of management fee with respect to the Fund’s investment in the Highland Money Market Fund II.

(g)	Class commenced operations on January 29, 2008.
See accompanying Notes to Financial Statements. | 85

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2011 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From							Ratios and Supplemental Data
	Net								Net
	Asset		Net Realized						Asset			Net Assets,
	Value,	Net	and Unrealized	Total	Net	Net			Value,			End	Net				Portfolio
	Beginning	Investment	Gain (Loss) on	from	Investment	Realized		Total	End	Total		of Period	Investment	Net		Gross	Turnover
	of Period	Income(a)	Investments	Operations	Income	Gains		Distributions	of Period	Return(b)		(000)	Income	Expenses		Expenses	Rate

Highland Fixed Income Fund (Continued)
Class Y
03/31/11(c)	$12.24	$0.23	$(0.08)	$0.15	$(0.22)	$—		$(0.22)	$12.17	1.22	%(d)	$1,027	3.72%	0.60	%(e)	0.62%	159	%(d)
2010	11.70	0.33	0.68	1.01	(0.47)	—		(0.47)	12.24	8.81		2,686	3.36	0.67	(e)	0.75	342
2009	11.43	0.46	0.27	0.73	(0.46)	—		(0.46)	11.70	6.63		8,545	4.15	0.60	(e)	0.63	341
2008	11.84	0.53	(0.41)	0.12	(0.53)	(—	)(f)	(0.53)	11.43	0.89		12,944	4.45	0.59	(e)	0.60	467
2007	11.89	0.64	(0.06)	0.58	(0.63)	—		(0.63)	11.84	5.03		14,221	5.35	0.57		0.58	385
2006	12.11	0.61	(0.21)	0.40	(0.59)	(0.03)		(0.62)	11.89	3.48		14,900	4.99	0.55		0.58	337

		Income from Investment Operations					Less Distributions From												Ratios and Supplemental Data
	Net															Net			Net
	Asset			Net Realized												Asset			Assets,
	Value,	Net		and Unrealized	Total		Net			Net						Value,			End	Net
	Beginning	Investment		Gain (Loss) on	from		Investment			Realized			Total			End	Total		of Period	Investment		Net	Gross
	of Period	Income(a)		Investments	Operations		Income			Gains			Distributions			of Period	Return(b)		(000)	Income		Expenses	Expenses

Highland Money Market II Fund
Retail Class
03/31/11(c)	$1.00	$—	(f)	$— (f)	$—	(f)	$	( —	)(f)	$	( —	)(f)	$	( —	)(f)	$1.00	0.00	%(d)	$81,937	—	(f)	0.27%	0.32%
2010	1.00	—	(f)	—	—	(f)		(—	)(f)		—			(—	)(f)	1.00	0.00		116,230	—	(f)	0.29	0.43
2009	1.00	0.01		—	0.01			(0.01)			—			(0.01)		1.00	0.66		164,512	0.69		0.37	0.37
2008	1.00	0.03		—	0.03			(0.03)			—			(0.03)		1.00	3.05		203,595	3.07		0.41	0.41
2007	1.00	0.05		—	0.05			(0.05)			—			(0.05)		1.00	5.09		265,440	4.97		0.39	0.39
2006	1.00	0.04		—	0.04			(0.04)			—			(0.04)		1.00	4.38		214,333	4.29		0.41	0.41
Institutional Class
03/31/11(c)	$1.00	$—	(f)	$— (f)	$—	(f)	$	( —	)(f)	$	( —	)(f)	$	( —	)(f)	$1.00	0.00	%(d)	$33,783	—	(f)	0.27%	0.32%
2010	1.00	—	(f)	—	—	(f)		(—	)(f)		—			(—	)(f)	1.00	0.03		857,097	0.03		0.26	0.33
2009	1.00	0.01		—	0.01			(0.01)			—			(0.01)		1.00	0.75		895,432	0.72		0.29	0.29
2008(g)	1.00	0.01		—	0.01			(0.01)			—			(0.01)		1.00	1.10		682,828	2.04		0.29	0.29

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Unaudited.

(d)	Not annualized.

(e)	Includes waiver of management fee with respect to the Fund’s investment in the Highland Money Market Fund II.

(f)	Less than $0.005 per share or less than 0.005%.

(g)	Class commenced operations on January 29, 2008.
86 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (unaudited)	Highland Funds II

Note 1. Organization
Highland Funds II (the “Trust”) is a Massachusetts business trust that is a successor in interest to a Massachusetts business trust named GE Funds, which was organized on April 10, 1992 (See Note 6 for more details). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises sixteen portfolios (each a “Fund” and collectively the “Funds”), although only the following twelve are currently being offered: Highland U.S. Equity Fund (the “U.S. Equity Fund”), Highland Core Value Equity Fund (the “Core Value Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Global Equity Fund (the “Global Equity Fund”), Highland International Equity Fund (the “International Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Government Securities Fund (the “Government Securities Fund”), Highland Short-Term Government Fund (the “Short-Term Government Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), Highland Fixed Income Fund (the “Fixed Income Fund”) and Highland Money Market Fund II (the “Money Market Fund”).
Fund Shares
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund (other than the Government Securities Fund, Tax-Exempt Fund and the Money Market Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares. The Tax-Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y Shares, the Government Securities Fund currently offers two share classes to investors, namely Class A and Class C Shares, and the Money Market Fund currently offers two share classes to investors, namely the Retail Class and the Institutional Class Shares. As of January 29, 2007, Class B shares of all Funds were closed to new investments.
Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%

U.S. Equity Fund	5.75
Core Value Equity Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Global Equity Fund	5.75
International Equity Fund	5.75
Total Return Fund	5.75
Government Securities Fund	4.25
Short-Term Government Fund	2.50
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $1 million or more of Class
A Shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.
Class B and Class C Shares may be subject to a contingent deferred sales charge (“CDSC”). Maximum CDSC imposed on redemptions of Class B Shares (as a percentage of redemption proceeds) within the first year are as follows:

Fund	%

U.S. Equity Fund	4.00
Core Value Equity Fund	4.00
Premier Growth Equity Fund	4.00
Small-Cap Equity Fund	4.00
Global Equity Fund	4.00
International Equity Fund	4.00
Total Return Fund	4.00
Government Securities Fund	3.00
Short-Term Government Fund	3.00
Tax-Exempt Fund	3.00
Fixed Income Fund	3.00

The CDSC for redemptions of Class B Shares for all Funds are as follows: within the second year — 3.00%; within the third year — 2.00%; within the fourth year — 1.00% and within the fifth year and thereafter — 0.00%.
The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.
No front-end or contingent deferred sales charges are assessed by the Trust with respect to the Retail Class and Institutional Class Shares of the Money Market Fund or Class R and Class Y Shares of all Funds.
Capital Contribution
On January 25, 2011, GE Asset Management Incorporated (“GEAM”), the Former Investment Adviser, contributed $2,845 of capital to the Global Equity Fund to mitigate the negative impact to Class Y Shareholders from a large redemption.
Note 2. Significant Accounting Policies
The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates.
Securities Valuation
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related

Semi-Annual Report | 87

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:
Level 1 - Quoted prices for identical investments in active markets.
Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 - Significant inputs to the valuation model are unobservable.
Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Funds Asset Management, L.P. (the “ Investment Adviser” or “HFAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.
Fair Value Measurement
The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.
A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.
Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.
In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.
The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, HFAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, HFAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).
All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.
A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.
If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The

88 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.
Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.
Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.
Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.
The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.
Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	March 31, 2011	Price	Input	Input

U.S. Equity Fund
Assets
Common Stock*	$185,518,148	$185,518,148	$—	$—
Other Investments	3,675,458	3,605,211	70,247	—
Registered Investment Company	5,470,873	5,470,873	—	—
Other Financial Instruments
Equity Contracts - Futures	67,170	67,170	—	—

Total	$194,731,649	$194,661,402	$70,247	$—

Core Value Equity Fund
Assets
Common Stock*	$39,132,561	$39,132,561	$—	$—
Other Investments	728,154	716,995	11,159	—
Registered Investment Company	897,369	897,369	—	—
Other Financial Instruments
Equity Contracts - Futures	15,170	15,170	—	—

Total	$40,773,254	$40,762,095	$11,159	$—

Semi-Annual Report | 89

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	March 31, 2011	Price	Input	Input

Premier Growth Equity Fund
Assets
Common Stock*	$180,347,594	$180,347,594	$—	$—
Other Investments	11,890	—	11,890	—
Registered Investment Company	9,266,250	9,266,250	—	—
Other Financial Instruments
Equity Contracts - Futures	88,291	88,291	—	—

Total	$189,714,025	$189,702,135	$11,890	$—

Small-Cap Equity Fund
Assets
Common Stock*	$43,846,894	$43,846,894	$—	$—
Other Investments	8,047	—	8,047	—
Registered Investment Company	1,662,902	1,662,902	—	—

Total	$45,517,843	$45,509,796	$8,047	$—

Global Equity Fund
Assets
Common Stock*	$30,327,734	$30,327,734	$—	$—
Other Investments	294,276	269,046	25,230	—
Registered Investment Company	1,096,153	1,096,153	—	—
Other Financial Instruments
Equity Contracts - Futures	12,061	12,061	—	—

Total	$31,730,224	$31,704,994	$25,230	$—

International Equity Fund
Assets
Common Stock*	$22,077,643	$22,077,643	$—	$—
Preferred Stock*	315,413	315,413	—	—
Other Investments	15,282	—	15,282	—
Registered Investment Company	804,885	804,885	—	—
Other Financial Instruments
Equity Contracts - Futures	22,570	22,570	—	—

Total Assets	23,235,793	23,220,511	15,282	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures	(20,876)	(20,876)	—	—

Total Liabilities	(20,876)	(20,876)	—	—

Total	$23,214,917	$23,199,635	$15,282	$—

90 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

		Level 2	Level 3
Total	Level 1	Significant	Significant
value at	Quoted	Observable	Unobservable
March 31, 2011	Price	Input	Input

Total Return Fund
Assets
Domestic Equity*	$39,879,359	$39,879,359	$—	$—
Foreign Equity*	26,550,347	26,550,347	—	—
Agency Collateralized Mortgage Obligations	1,092,962	—	1,092,962	—
Agency Mortgage Backed	10,856,288	—	10,856,288	—
Asset Backed	863,267	—	863,267	—
Corporate Notes	10,051,483	—	10,051,483	—
Municipal Bonds and Notes	191,480	—	191,480	—
Non-Agency Collateralized Mortgage Backed Securities	2,514,075	—	2,514,075	—
Non-Agency Collateralized Mortgage Obligations	61,094	—	61,094	—
Sovereign Bonds	715,932	—	715,932	—
U.S. Treasuries	8,521,598	—	8,521,598	—
Other Investments	2,348,490	2,125,412	223,078	—
Registered Investment Company	11,775,491	11,775,491	—	—
Other Financial Instruments
Equity Contracts - Futures	68,673	68,673	—	—
Interest Rate Contracts - Futures	3,639	3,639	—	—

Total Assets	115,494,178	80,402,921	35,091,257	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures	(4,263)	(4,263)	—	—
Interest Rate Contracts - Futures	(37,800)	(37,800)	—	—

Total Liabilities	(42,063)	(42,063)	—	—

Total	$115,452,115	$80,360,858	$35,091,257	$—

Government Securities Fund
Assets
Agency Mortgage Backed	$469,292	$—	$469,292	$—
Asset Backed	183,652	—	183,652	—
Non-Agency Collateralized Mortgage Obligations	134,841	—	134,841	—
U.S. Treasuries	84,264,169	—	84,264,169	—
Other Investments	340,046	—	340,046	—
Registered Investment Company	6,684,410	6,684,410	—	—
Other Financial Instruments
Interest Rate Contracts - Futures	100,063	100,063	—	—

Total Assets	92,176,473	6,784,473	85,392,000	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures	(69,598)	(69,598)	—	—

Total Liabilities	(69,598)	(69,598)	—	—

Total	$92,106,875	$6,714,875	$85,392,000	$—

Semi-Annual Report | 91

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

		Level 2	Level 3
Total	Level 1	Significant	Significant
value at	Quoted	Observable	Unobservable
March 31, 2011	Price	Input	Input

Short-Term Government Fund
Assets
Agency Collateralized Mortgage Obligations	$2,181,579	$—	$2,181,579	$—
Agency Mortgage Backed	16,102,356	—	16,102,356	—
Asset Backed	5,245,808	—	5,245,808	—
Non-Agency Collateralized Mortgage Backed Securities	5,664,794	—	5,664,794	—
Non-Agency Collateralized Mortgage Obligations	26,127	—	26,127	—
U.S. Treasuries	28,428,147	—	28,428,147	—
Other Investments	78,998	—	78,998	—
Registered Investment Company	295,036	295,036	—	—
Other Financial Instruments
Interest Rate Contracts - Futures	22,190	22,190	—	—

Total Assets	58,045,035	317,226	57,727,809	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures	(16,438)	(16,438)	—	—

Total Liabilities	(16,438)	(16,438)	—	—

Total	$58,028,597	$300,788	$57,727,809	$—

Tax-Exempt
Assets
Municipal Bonds and Notes	$36,541,029	$—	$36,541,029	$—
Other Investments	3,060	—	3,060	—
Registered Investment Company	642,160	642,160	—	—

Total	$37,186,249	$642,160	$36,544,089	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$3,170,934	$—	$3,170,934	$—
Agency Mortgage Backed	28,522,708	—	28,522,708	—
Asset Backed	2,016,870	—	2,016,870	—
Corporate Notes	25,336,943	—	25,336,943	—
Municipal Bonds and Notes	634,730	—	634,730	—
Non-Agency Collateralized Mortgage Backed Securities	6,792,545	—	6,792,545	—
Non-Agency Collateralized Mortgage Obligations	1,024,277	—	1,024,277	—
Sovereign Bonds	1,943,044	—	1,943,044	—
U.S. Treasuries	25,950,874	—	25,950,874	—
Other Investments	378,000	—	378,000	—
Registered Investment Company	11,710,349	11,710,349	—	—
Other Financial Instruments
Interest Rate Contracts - Futures	10,026	10,026	—	—

Total Assets	107,491,300	11,720,375	95,770,925	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures	(104,693)	(104,693)	—	—

Total Liabilities	(104,693)	(104,693)	—	—

Total	$107,386,607	$11,615,682	$95,770,925	$—

92 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

		Level 2	Level 3
Total	Level 1	Significant	Significant
value at	Quoted	Observable	Unobservable
March 31, 2011	Price	Input	Input

Money Market Fund
Assets
Certificates of Deposit	$55,011,311	$—	$55,011,311	$—
Commercial Paper	11,195,931	—	11,195,931	—
Corporate Notes	9,743,294	—	9,743,294	—
U.S. Government Agency and Related	8,332,358	—	8,332,358	—
U.S. Treasuries	1,555,443	—	1,555,443	—
Repurchase Agreement	25,000,000	—	25,000,000	—
Registered Investment Company	5,029,624	5,029,624	—	—

Total	$115,867,961	$5,029,624	$110,838,337	$—

* See Schedule of Investment detail for Industry breakout.
The following tables present the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2011 within Total Return Fund, Short Term Government Fund and Fixed Income Fund:

	Agency	Non-Agency
	Collateralized	Collateralized
	Mortgage	Mortgage
Total Return Fund	Obligations	Obligations	Total

Balance at 09/30/10	$51,044	$8,437	$59,481
Accrued discounts/premiums	(1,129)	—	(1,129)
Realized gain (loss)	(7,213)	(46,217)	(53,430)
Change in unrealized gain (loss)	11,548	45,829	57,377
Net purchases (sales)	—	—	—
Net transfers in and out of Level 3	(54,250)	(8,049)	(62,299)

Balance at 03/31/11	$—	$—	$—

Change in unrealized appreciation (depreciation) on securities still held at 03/31/11	$—	$—	$—

Agency
Collateralized
	Mortgage	Asset
Short Term Government Fund	Obligations	Backed	Total

Balance at 09/30/10	$181,956	$113,943	$295,899
Accrued discounts/premiums	(1,835)	—	(1,835)
Realized gain (loss)	(89)	—	(89)
Change in unrealized gain (loss)	18,377	(36,666)	(18,289)
Net purchases (sales)	45,339	(14,074)	31,265
Net transfers in and out of Level 3	(243,748)	(63,203)	(306,951)

Balance at 03/31/11	$—	$—	$—

Change in unrealized appreciation (depreciation) on securities still held at 03/31/11	$—	$—	$—

	Agency		Non-Agency
	Collateralized		Collateralized
	Mortgage	Asset	Mortgage
Fixed Income Fund	Obligations	Backed	Obligations	Total

Balance at 09/30/10	$190,080	$16,801	$40,311	$247,192
Accrued discounts/premiums	(2,259)	—	—	(2,259)
Realized gain (loss)	(27,834)	21	(55,951)	(83,764)
Change in unrealized gain (loss)	41,315	(1,178)	55,473	95,610
Net purchases (sales)	—	956	(9)	947
Net transfers in and out of Level 3	(201,302)	(16,600)	(39,824)	(257,726)

Balance at 03/31/11	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) on securities still held at 03/31/11	$—	$—	$—	$—
Semi-Annual Report | 93

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

Securities Transactions
Securities transactions are accounted for as of the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.
Each Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each class share.
Repurchase Agreements
Certain Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
Foreign Currency
Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.
All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.
Derivatives
The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.
Futures Contracts
A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as Restricted cash. Securities held as collateral for futures contracts can be found on the Schedule of Investments.
The derivative instruments held as of March 31, 2011 as disclosed in the Investment Portfolio and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative instruments during the six months ended March 31, 2011 as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds. The notional volume of derivatives held within the funds were consistent during the period with the exception of the Funds listed below.

94 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

	Average Notional Volume
	Six Month Period	Notional Volume
Fund	Ended 03/31/2011	as of 03/31/2011

U.S. Equity	$3,283,297	$2,904,945
Premier Growth Equity	1,922,622	3,742,435
Small-Cap Equity	571,017	—
Global Equity	427,486	254,009
International Equity	1,558,078	942,675
Total Return	4,576,729	2,507,119
Short-Term Government	21,515,042	12,800,000

Options
Certain Funds purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.
When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid. During the six months ended March 31, 2011, none of the funds invested in options.
When-Issued Securities and Forward Commitments
Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of March 31, 2011, the Total Return, Government Securities, and Fixed Income Funds hold securities on a when-issued basis. These securities can be found on the Funds’ Schedule of Investments.
Forward Foreign Currency Exchange Contracts
Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. During the six months ended March 31, 2011, none of the funds invested in forward foreign currency exchange contracts.
Investments in Foreign Markets
Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.
The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.
U.S. Federal Income Tax Status
The Funds intend to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been

Semi-Annual Report | 95

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

made. Each Fund is treated as a separate taxpayer for federal income tax purposes.
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
Government Securities Fund, Short-Term Government Fund, Tax-Exempt Fund, Fixed Income Fund, and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually.
Income Recognition
Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.
Accretion of discount and amortization of premium on taxable bonds are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Expenses
Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Effective February 19, 2011 the expenses are paid by the Funds. Prior to February 19, 2011, all expenses were paid by GEAM and reimbursed by the Funds. Certain class specific expenses (such as distribution and shareholder servicing fees) are allocated to the class that incurs such expense.
Short-Term Trading (Redemption) Fees
Shares held in the Global Equity Fund and International Equity Fund less than 90 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by a Fund, are accounted for as an addition to paid-in capital. The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.
Note 3. U.S. Federal Income Tax Information
The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, Foreign taxes payable, investments in futures and options, losses deffered to off-setting positions and losses deferred due to wash sale transactions. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

At September 30, 2010, the most recent tax year end, components of distributable earnings on a tax basis is as follows:

		Undistributed	Post
	Undistributed	Accum.	October	Net Tax Appreciation/
Fund	Income	Capital Loss	Losses	(Depreciation)

U.S. Equity	$2,564,938	$(51,951,883)	$(2,832,140)	$12,842,201
Core Value Equity	269,463	(7,440,085)	(14,143)	1,244,835
Premier Growth Equity	—	(12,170,312)	(4,038,711)	5,027,717
Small-Cap Equity	—	(8,964,191)	—	2,587,576
Global Equity	86,252	(11,142,105)	(755,413)	4,365,214
International Equity	290,290	(12,365,950)	(1,985,462)	462,249
Total Return	674,077	(16,022,246)	(2,166,205)	4,131,094
Government Securities	312,508	2,479,142	—	(492,476)
Short-Term Government	(15,591)	—	(104,396)	457,257
Tax-Exempt	51,110	(785,051)	(60,117)	2,854,534
Fixed Income Fund	420,870	(6,127,689)	(967,814)	2,167,309
Money Market Fund	(9)	4,535	—	—

96 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

As of September 30, 2010, the most recent tax year end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

	2011	2012	2013	2014	2015	2016	2017	2018	Total

U.S. Equity Fund	$—	$—	$—	$—	$—	$—	$5,061,505	$46,890,378	$51,951,883
Core Value Equity Fund	—	—	—	—	—	—	1,258,562	6,181,523	7,440,085
Premier Growth Equity Fund	—	—	—	—	—	—	4,473,747	7,696,565	12,170,312
Small-Cap Equity Fund	—	—	—	—	—	—	2,288,244	6,675,947	8,964,191
Global Equity Fund	—	—	—	—	—	—	2,207,588	8,934,517	11,142,105
International Equity Fund	—	—	—	—	—	—	1,321,379	11,044,571	12,365,950
Total Return Fund	—	—	—	—	—	—	2,200,580	13,821,666	16,022,246
Tax-Exempt Fund	5,270	14,537	—	47,679	38,829	289,216	291,901	97,619	785,051
Fixed Income Fund	—	—	—	—	2,454,522	—	1,535,679	2,137,488	6,127,689

During the year ended September 30, 2010 the Short-Term Government Securities Fund utilized capital loss carryovers in the amount of $197,109.
The tax composition of distributions paid during the years ended September 30, 2010 and September 30, 2009 were as follows:

	Distributions paid from:
	Exempt	Ordinary	Long-Term
Fund	Interest	Income	Capital Gains

U.S. Equity Fund
2010	$—	$3,323,132	$—
2009	—	3,821,527	3,815,389
Core Value Equity Fund
2010	—	357,769	—
2009	—	443,258	468,424
Premier Growth Equity Fund
2010	—	493,397	—
2009	—	370,828	9,876,517
Small-Cap Equity Fund
2010	—	—	—
2009	—	87,873	4,135,251
Global Equity Fund
2010	—	512,160	—
2009	—	828,925	1,794,848
International Equity Fund
2010	—	972,644	—
2009	—	1,377,261	6,449,076
Total Return Fund
2010	—	1,773,278	—
2009	—	2,575,252	7,303,036
Government Securities Fund
2010	—	1,964,866	94,494
2009	—	3,299,080	—
Short-Term Government Fund
2010	—	1,109,824	—
2009	—	2,287,125	—
Tax-Exempt Fund
2010	1,417,418	14,210	—
2009	1,204,775	18,819	—

	Distributions paid from:
	Exempt	Ordinary	Long-Term
Fund	Interest	Income	Capital Gains

Fixed Income Fund
2010	$—	$3,762,681	$—
2009	—	4,617,725	—
Money Market Fund
2010	—	208,236	—
2009	—	5,840,462	—

Unrealized appreciation and depreciation at March 31, 2011, based on cost of investments for U.S. federal income tax purposes was:

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)	Cost

U.S. Equity	$32,944,122	$(2,097,933)	$30,846,189	$163,818,290
Core Value Equity	7,448,206	(440,755)	7,007,451	33,750,633
Premier Growth Equity	38,655,706	(2,794,774)	35,860,932	153,764,802
Small-Cap Equity	8,502,126	(969,299)	7,532,827	37,985,016
Global Equity	5,734,820	(292,841)	5,441,979	26,276,184
International Equity	3,937,397	(393,135)	3,544,262	19,668,961
Total Return	11,949,842	(1,580,271)	10,369,571	105,052,295
Government Securities	141,599	(682,936)	(541,337)	92,617,747
Short-Term Government	1,015,423	(123,918)	891,505	57,131,340
Tax-Exempt	1,233,851	(403,219)	830,632	36,355,617

Semi-Annual Report | 97

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)	Cost

Fixed Income	$2,727,290	$(1,779,486)	$947,804	$106,533,470
Money Market	—	—	—	115,867,961

Note 4. Derivatives Transactions
Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure, as they appear on the Statements of Assets and Liabilities.

	Asset Derivative	Liability Derivative
Fund	Fair Value(1)*	Fair Value(2)*

U.S. Equity Fund
Equity Contracts	$67,170	$—
Core Value Equity Fund
Equity Contracts	15,170	—
Premier Growth Equity Fund
Equity Contracts	88,291	—
Global Equity Fund
Equity Contracts	12,061	—
International Equity Fund
Equity Contracts	22,570	(20,876)
Total Return Fund
Equity Contracts	68,673	(4,263)
Interest Rate Contracts	3,639	(37,800)
Government Securities Fund
Interest Rate Contracts	100,063	(69,598)
Short-Term Government Fund
Interest Rate Contracts	22,190	(16,438)
Fixed Income Fund
Interest Rate Contracts	10,026	(104,693)

(1)	Statement of Assets and Liabilities location: Variation margin receivable.

(2)	Statement of Assets and Liabilities location: Variation margin payable.

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statements of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.
Shown below are the effects of derivative instruments on the Funds’ Statements of Operations, summarized by primary risk exposure.

	Net Realized	Net Change in Unrealized
	Gain/(Loss) on	Appreciation/(Depreciation)
Fund	Derivatives(1)	on Derivatives(2)

U.S. Equity Fund
Equity Contracts	$567,573	$(89,829)
Core Value Equity Fund
Equity Contracts	129,848	(910)
Premier Growth Equity Fund
Equity Contracts	(114,908)	90,198
Small-Cap Equity Fund
Equity Contracts	202,115	(32,601)

	Net Realized	Net Change in Unrealized
	Gain/(Loss) on	Appreciation/(Depreciation)
Fund	Derivatives(1)	on Derivatives(2)

Global Equity Fund
Equity Contracts	$40,760	$17,262
International Equity Fund
Equity Contracts	(49,770)	1,327
Total Return Fund
Equity Contracts	1,110,736	(109,374)
Interest Rate Contracts	232,407	3,239
Government Securities Fund
Interest Rate Contracts	355,611	7,590
Short-Term Government Fund
Interest Rate Contracts	183,166	2,825
Fixed Income Fund
Interest Rate Contracts	647,118	(5,470)

(1)	Statement of Operations location: Realized gain (loss) on future contracts.

(2)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on future contracts.
Note 5. Line of Credit
On February 28, 2011, the Funds entered into a $25,000,000 unsecured credit agreement with The Bank of New York Mellon (the “Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. Each of the Funds has access to the facility, but aggregate borrowings may not exceed $25,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the (a) Federal Funds Effective Rate; (b) Overnight LIBOR; (c) or one-month LIBOR, plus 1.25%. In addition, the Funds have agreed to pay commitment fee expenses of 0.12% on the undrawn amounts, which are included in Other on the Statement of Operations. As of March 31, 2011, the Funds did not utilize the Line of Credit.
Prior to February 28, 2011, the Trust shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.15% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally was borne proportionally based upon net assets. In addition, the Trust had a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points (0.50%) and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. This credit facility was not utilized by the Trust during the period from October 1, 2010 through February 27, 2011.

98 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

Note 6. Fees and Compensation Paid to Affiliates
Investment Advisory and Administration Fees
Effective February 19, 2011, HFAM serves as the investment adviser to each Fund. For its investment advisory and administrative services, each Fund pays HFAM a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ average daily managed assets. Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
Prior to February 19, 2011, GEAM the Former Investment Adviser, a wholly-owned subsidiary of General Electric Company, served as investment adviser to each Fund. For its investment advisory and administrative services, GEAM was paid a monthly fee based on the average daily net assets of each Fund. For the period from October 1, 2010 through February 18, 2011, the Former Investment Adviser received $2,788,408 for its services, which are included in the Investment Advisory and Administration Fees on the Statement of Operations.
The table below shows the advisory fees (after fee waivers, if applicable) that GEAM received for each Fund for the period through February 18, 2011 and each Fund’s contractual advisory fee with HFAM:

	Annual Fee Rate		Fee Rate Paid to
	to HFAM		GEAM Prior to
Fund	Effective 2/19/11		2/18/11

U.S. Equity Fund	0.40%		0.40%
Core Value Equity Fund	0.55%		0.55%
Premier Growth Equity Fund	0.60%		0.60	%*
Small-Cap Equity Fund	0.95%		0.95%
Global Equity Fund	0.75%		0.75%
International Equity Fund	0.80%		0.80	%*
Total Return Fund	0.50%		0.50%
Government Securities Fund	0.40%		0.40%
Short-Term Government Fund	0.30%		0.30%
Tax-Exempt Fund	0.35%		0.35	%**
Fixed Income Fund	0.35%		0.35%
Money Market Fund	0.25	%***	0.25	%***

*	With respect to these Funds, administration fees (amounting to .05%) are imposed pursuant to a separate agreement.

**	GEAM had agreed to assume certain other operating expenses of the Highland Tax-Exempt Fund to maintain expense levels at or below 0.27% through – January 29, 2011.

***	From October 1, 2010 through February 18, 2011, GEAM had voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. Effective February 19, 2011 HFAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by HFAM at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.
The Former Investment Adviser had a contractual arrangement with each Fund to waive a portion of its advisory fee in an amount equal to the advisory fee paid by the Fund on the Fund’s cash holdings invested in the GE Money Market Fund, if any. This contractual arrangement was terminated on February 25, 2011.
Effective February 19, 2011, BNY Mellon Asset Servicing (US) Inc. (“BNY”) provides certain administrative and accounting services not provided by HFAM. These fees are allocated pro rata among the funds and share classes.
Prior to February 19, 2011, GENPACT, an affiliate of GEAM provided the Funds with certain administration services not provided by GEAM. For the period from October 1, 2010 through February 18, 2011, GENPACT received $14,011 for its services, which were charged to the Funds and allocated pro rata across the Funds and shares classes based upon relative net assets. These fees are included in the Investment Advisory and Administration Fees on the Statement of Operations.
Sub-Advisory Fees
Effective February 19, 2011 GEAM is the sub-adviser of each Fund, except for Small-Cap Equity Fund. The Small-Cap Equity Fund is sub-advised by Palisade Capital Management, L.L.C. (“Palisade”) and Champlain Investment Partners, LLC (“Champlain”). HFAM is responsible for allocating the assets among the sub-advisers for the Small-Cap Equity Fund. HFAM pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund.
Prior to February 19, 2011, for certain Funds that had retained sub-advisers to manage all or a portion of the respective Fund’s assets, GEAM paid each sub-adviser an investment sub-advisory fee out of the management fee that it received from the respective Fund. The investment sub-advisory fee was paid by GEAM monthly and was based upon the average daily net assets of the respective Fund’s assets that were allocated to and managed by the sub-adviser. For their services, GEAM paid an investment sub-advisory fee to each of Palisade, Champlain, GlobeFlex Capital, LP and SouthernSun Asset Management, Inc., sub-advisers to the Highland Small-Cap Equity Fund, and Urdang Securities Management, Inc., sub-adviser to the Highland Total Return Fund. For the period from October 1, 2010 through February 18, 2011, GEAM did not pay a sub-advisory fee to Urdang because Urdang did not commence managing any portion of the Highland Total Return Fund during this period.
Distribution and Shareholder Servicing Fees
Effective February 19, 2011, each Fund, except for the Money Market Fund, has adopted a separate distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to BNY Mellon Distributors Inc (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Funds. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares (except Class B shares of the Short-Term Government Fund which is 0.60%) and 0.25%

Semi-Annual Report | 99

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.
Prior to February 19, 2011, the Funds had adopted a Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the Money Market Fund. Each Fund paid GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Funds’ former principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable were 0.25% for Class A shares, 1.00% for Class B shares (except Short-Term Government Fund which is 0.85%), 1.00% for Class C shares and 0.50% for Class R shares. Currently, Class Y shares and the Money Market Fund’s Retail Class and Institutional Class shares are not subject to a 12b-1 fee. GEID had agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase such shareholders will become subject to the 0.25% distribution and/or shareholder services fees attributable to Class A shares.
For the period from October 1, 2010 through February 19, 2011, GEID received $1,005,960 for its services, which are included in the Distribution and Shareholder Servicing Fees on the Statement of Operations.
For the period from February 19, 2011 through March 31, 2011, the Underwriter received $1,102 of front end sales charges from the sale of Class A shares and $5,518 in contingent deferred sales charges from the redemption of Class B and Class C shares. For the period October 1, 2010 through February 18, 2011, GEID, the former underwriter, received $5,122 of front end sales charges from the sale of Class A shares and $2,315 in contingent deferred sales charges from the redemption of Class B and Class C shares.
Fees Paid to Officers and Trustees
Effective February 19, 2011, each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisers as of the date of this report.
The Funds pay no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Prior to February 19, 2011, the Funds paid no compensation to the Trustees who were officers or employees of GEAM or its affiliates. Trustees who were not such officers or employees also served in a similar capacity for other Funds advised by GEAM. For the period October 1, 2010 through February 18, 2011, these Trustees received $6,546 for their services, which are included in the Trustees Fees on the Statement of Operations.
Note 8. Investment Transactions
Purchases and Sales of Securities
The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2011, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales

U.S. Equity Fund	$—	$—	$59,452,184	$225,562,173
Core Value Equity Fund	—	—	9,457,001	13,484,364
Premier Growth Equity Fund	—	—	28,938,263	65,095,201
Small-Cap Equity Fund	—	—	22,659,742	25,177,002
Global Equity Fund	—	—	15,188,627	34,099,099
International Equity Fund	—	—	5,794,405	16,697,498
Total Return Fund	54,931,306	49,870,845	36,865,627	58,717,710
Government Securities Fund	219,790,807	213,734,604	—	5,283,881
Short-Term Government Fund	52,153,160	40,495,601	8,305,683	10,288,530
Tax-Exempt Fund	—	—	10,741,804	15,300,934
Fixed Income Fund	136,605,447	121,254,056	20,438,607	31,951,621

Redemption in Kind
The GE Money Market Fund (currently known as the Highland Money Market Fund II) had a redemption in kind on February 4, 2011, which resulted in a redemption of $580,106,723. The redemption was comprised of securities and cash in the amount of $449,659,995 and $130,446,728, respectively.

100 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2011 (unaudited)	Highland Funds II

Note 9. Beneficial Interest
The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2011 were:

	5% or Greater Shareholders
Fund	Number	% of Fund Held

U.S. Equity Fund	1	11%
Premier Growth Equity Fund	1	7%
Small-Cap Equity Fund	1	6%
International Equity Fund	2	16%
Total Return Fund	1	5%
Short-Term Government Fund	2	26%
Tax Exempt Fund	2	29%
Money Market Fund	1	29%

Investment activities of these shareholders could have a material impact on the Funds.
Note 10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

Semi-Annual Report | 101

ADDITIONAL INFORMATION (unaudited)

March 31, 2011	Highland Funds II

Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.
Disclosure of Fund Expenses
As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2011.
Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period.”
Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

	Beginning	Ending
	Account	Account	Annualized	Expenses	Actual
	Value	Value	Expense	Paid During	Returns
	10/01/10	03/31/11	Ratio(1)	the period(2)	for Period

U.S. Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,168.40	0.76%	$4.11	16.84%
Class B	1,000.00	1,163.80	1.51%	8.15	16.38%
Class C	1,000.00	1,164.00	1.51%	8.15	16.40%
Class R	1,000.00	1,167.70	1.01%	5.46	16.77%
Class Y	1,000.00	1,175.40	0.51%	2.77	17.54%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,021.14	0.76%	$3.83	5.00%
Class B	1,000.00	1,017.40	1.51%	7.59	5.00%
Class C	1,000.00	1,017.40	1.51%	7.59	5.00%
Class R	1,000.00	1,019.90	1.01%	5.09	5.00%
Class Y	1,000.00	1,022.39	0.51%	2.72	5.00%

Core Value Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,176.50	1.16%	$6.29	17.65%
Class B	1,000.00	1,171.50	1.91%	10.34	17.15%
Class C	1,000.00	1,171.80	1.91%	10.34	17.18%
Class R	1,000.00	1,175.40	1.41%	7.65	17.54%
Class Y	1,000.00	1,177.80	0.91%	4.94	17.78%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.15	1.16%	$5.84	5.00%
Class B	1,000.00	1,015.41	1.91%	9.66	5.00%
Class C	1,000.00	1,015.41	1.91%	9.60	5.00%
Class R	1,000.00	1,017.90	1.41%	7.09	5.00%
Class Y	1,000.00	1,020.39	0.91%	4.58	5.00%

Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,167.10	0.98%	$5.29	16.71%
Class B	1,000.00	1,163.20	1.73%	9.33	16.32%
Class C	1,000.00	1,163.00	1.73%	9.33	16.30%
Class R	1,000.00	1,165.50	1.23%	6.64	16.55%
Class Y	1,000.00	1,168.60	0.73%	3.95	16.86%

102 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2011	Highland Funds II

	Beginning	Ending
	Account	Account	Annualized	Expenses	Actual
	Value	Value	Expense	Paid During	Returns
	10/01/10	03/31/11	Ratio(1)	the period(2)	for Period

Premier Growth Equity Fund (continued)
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.04	0.98%	$4.94	5.00%
Class B	1,000.00	1,016.31	1.73%	8.70	5.00%
Class C	1,000.00	1,016.31	1.73%	8.70	5.00%
Class R	1,000.00	1,018.80	1.23%	6.19	5.00%
Class Y	1,000.00	1,021.29	0.73%	3.68	5.00%

Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,169.70	1.92%	$10.86	26.97%
Class B	1,000.00	1,265.30	2.67%	15.08	26.53%
Class C	1,000.00	1,264.20	2.67%	15.07	26.42%
Class R	1,000.00	1,268.30	2.17%	12.27	26.83%
Class Y	1,000.00	1,270.90	1.67%	9.46	27.09%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,015.36	1.92%	$9.75	5.00%
Class B	1,000.00	1,011.62	2.67%	13.54	5.00%
Class C	1,000.00	1,011.62	2.67%	13.49	5.00%
Class R	1,000.00	1,014.11	2.17%	10.75	5.00%
Class Y	1,000.00	1,016.60	1.67%	8.55	5.00%

Global Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,139.90	1.41%	$7.52	13.99%
Class B	1,000.00	1,136.80	2.16%	11.51	13.68%
Class C	1,000.00	1,137.00	2.16%	11.51	13.70%
Class R	1,000.00	1,140.40	1.66%	8.86	14.04%
Class Y	1,000.00	1,149.90	1.16%	6.22	14.99%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,017.90	1.41%	$7.09	5.00%
Class B	1,000.00	1,014.16	2.16%	10.85	5.00%
Class C	1,000.00	1,014.16	2.16%	10.85	5.00%
Class R	1,000.00	1,016.65	1.66%	8.35	5.00%
Class Y	1,000.00	1,019.15	1.16%	5.84	5.00%

International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,091.50	1.64%	$8.55	9.15%
Class B	1,000.00	1,087.30	2.39%	12.44	8.73%
Class C	1,000.00	1,087.70	2.39%	12.44	8.77%
Class R	1,000.00	1,090.90	1.89%	9.85	9.09%
Class Y	1,000.00	1,093.70	1.39%	7.26	9.37%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,016.75	1.64%	$8.25	5.00%
Class B	1,000.00	1,013.01	2.39%	11.99	5.00%
Class C	1,000.00	1,013.01	2.39%	11.99	5.00%
Class R	1,000.00	1,015.51	1.89%	9.50	5.00%
Class Y	1,000.00	1,018.00	1.39%	6.99	5.00%

Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,098.10	1.26%	$6.59	9.81%
Class B	1,000.00	1,094.10	2.01%	10.49	9.41%

	Beginning	Ending
	Account	Account	Annualized	Expenses	Actual
	Value	Value	Expense	Paid During	Returns
	10/01/10	03/31/11	Ratio(1)	the period(2)	for Period

Total Return Fund (continued)
Actual Fund Return (continued)
Class C	$1,000.00	$1,093.90	2.01%	$10.49	9.39%
Class R	1,000.00	1,096.60	1.51%	7.89	9.66%
Class Y	1,000.00	1,098.40	1.01%	5.28	9.84%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.65	1.26%	$6.34	5.00%
Class B	1,000.00	1,014.91	2.01%	10.10	5.00%
Class C	1,000.00	1,014.91	2.01%	10.10	5.00%
Class R	1,000.00	1,017.40	1.51%	7.59	5.00%
Class Y	1,000.00	1,019.90	1.01%	5.09	5.00%

Government Securities Fund
Actual Fund Return
Class A	$1,000.00	$966.10	0.82%	$4.02	-3.39%
Class B	1,000.00	962.90	1.57%	7.68	-3.71%
Class C	1,000.00	963.10	1.57%	7.68	-3.69%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.84	0.82%	$4.13	5.00%
Class B	1,000.00	1,017.10	1.57%	7.90	5.00%
Class C	1,000.00	1,017.10	1.57%	7.90	5.00%

Short-Term Government Fund
Actual Fund Return
Class A	$1,000.00	$1,005.50	0.86%	$4.30	0.55%
Class B	1,000.00	1,002.50	1.46%	7.29	0.25%
Class C	1,000.00	1,002.00	1.61%	8.04	0.20%
Class R	1,000.00	1,004.80	1.11%	5.55	0.48%
Class Y	1,000.00	1,006.80	0.61%	3.05	0.68%

Short-Term (continued)
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.64	0.86%	$4.33	5.00%
Class B	1,000.00	1,017.65	1.46%	7.34	5.00%
Class C	1,000.00	1,016.90	1.61%	8.10	5.00%
Class R	1,000.00	1,019.40	1.11%	5.59	5.00%
Class Y	1,000.00	1,021.89	0.61%	3.07	5.00%

Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$964.30	0.96%	$4.70	-3.57%
Class B	1,000.00	960.70	1.71%	8.36	-3.93%
Class C	1,000.00	960.70	1.71%	8.36	-3.93%
Class Y	1,000.00	965.30	0.71%	3.48	-3.47%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.14	0.96%	$4.84	5.00%
Class B	1,000.00	1,016.40	1.71%	8.60	5.00%
Class C	1,000.00	1,016.40	1.71%	8.60	5.00%
Class Y	1,000.00	1,021.39	0.71%	3.58	5.00%

Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,011.20	0.85%	$4.26	1.12%
Class B	1,000.00	1,007.40	1.60%	8.01	0.74%

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ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2011	Highland Funds II

	Beginning	Ending
	Account	Account	Annualized	Expenses	Actual
	Value	Value	Expense	Paid During	Returns
	10/01/10	03/31/11	Ratio(1)	the period(2)	for Period

Fixed Income Fund (continued)
Actual Fund Return (continued)
Class C	$1,000.00	$1,007.40	1.60%	$8.01	0.74%
Class R	1,000.00	1,009.70	1.10%	5.51	0.97%
Class Y	1,000.00	1,012.20	0.60%	3.01	1.22%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.69	0.85%	$4.28	5.00%
Class B	1,000.00	1,016.95	1.60%	8.05	5.00%
Class C	1,000.00	1,016.95	1.60%	8.05	5.00%
Class R	1,000.00	1,019.45	1.10%	5.54	5.00%
Class Y	1,000.00	1,021.94	0.60%	3.02	5.00%

Money Market Fund
Actual Fund Return
Retail Class	$1,000.00	$1,000.00	0.27%	$1.35	0.00%
Institutional Class	1,000.00	1,000.00	0.27%	1.35	0.00%

Hypothetical 5% Return (before expenses)
Retail Class	$1,000.00	$1,023.59	0.27%	$1.36	5.00%
Institutional Class	1,000.00	1,023.59	0.27%	1.36	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.
Approval of Advisory Agreements
Because they were approved by the shareholders, the Board of Trustees (the “Board”) did not act to approve the Investment Advisory Agreements for the Funds (the “Advisory Agreements”) during this fiscal period. A discussion regarding the Board’s approval of the Advisory Agreements will be available in the annual or semi-annual report provided after the first re-approval of such Advisory Agreements by the Board.

104 | Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser
Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

Sub-Advisers
GE Asset Management Incorporated
3001 Summer Street
P.O. Box 7900
Stamford, CT 06904
Palisade Capital Management, L.L.C.
One Bridge Plaza
Fort Lee, NJ 07024
Champlain Investment Partners, LLC
346 Shelburne Road, 6th Floor
Burlington, VT 05401

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860

Underwriter
BNY Mellon Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
The Bank of New York Mellon
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public
Accounting Firm
KPMG, LLP
Two Financial Center
60 South Street
Boston, MA 02111

Fund Counsel
Ropes & Gray LLP
Prudential Tower
806 Boylston Street
Boston, MA 02199-3600
This report has been prepared for shareholders of Highland U.S. Equity Fund, Highland Core Value Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Equity Fund, Highland International Equity Fund, Highland Total Return Fund, Highland Government Securities Fund, Highland Short-Term Government Fund, Highland Tax-Exempt Fund, Highland Fixed Income Fund and Highland Money Market Fund II (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.
Semi-Annual Report | 105

Highland Funds II	Semi-Annual Report, March 31, 2011

www.highlandfunds.com	HLC-HFII-Semi-03/11

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Highland Funds II (formerly, GE Funds)

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/26/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/26/11

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 5/26/11

*	Print the name and title of each signing officer under his or her signature.